UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	3-31

Date of reporting period:	6-30-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Core Plus Fund

June 30, 2010

Core Plus – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

CORPORATE BONDS — 31.9%
AEROSPACE & DEFENSE — 0.9%
Bombardier, Inc., 7.50%, 3/15/18(1)(2)	$ 100,000	$ 103,500
Honeywell International, Inc., 5.30%, 3/15/17(2)	30,000	34,062
Honeywell International, Inc., 5.30%, 3/1/18(2)	60,000	68,668
L-3 Communications Corp., 6.125%, 7/15/13(2)	105,000	106,313
L-3 Communications Corp., 5.875%, 1/15/15(2)	100,000	99,250
L-3 Communications Corp., 5.20%, 10/15/19(2)	50,000	52,298
Lockheed Martin Corp., 7.65%, 5/1/16(2)	50,000	63,183
Lockheed Martin Corp., 5.50%, 11/15/39(2)	50,000	53,622
Northrop Grumman Corp., 3.70%, 8/1/14(2)	30,000	31,507
Triumph Group, Inc., 8.00%, 11/15/17(2)	50,000	48,000
United Technologies Corp., 6.125%, 2/1/19(2)	80,000	95,632
United Technologies Corp., 6.05%, 6/1/36(2)	95,000	108,875
United Technologies Corp., 6.125%, 7/15/38(2)	20,000	23,524
United Technologies Corp., 5.70%, 4/15/40(2)	80,000	89,780
		978,214
AUTO COMPONENTS — 0.1%
Goodyear Tire & Rubber Co. (The), 9.00%, 7/1/15(2)	50,000	51,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16(1)(2)	50,000	48,875
TRW Automotive, Inc., 8.875%, 12/1/17(1)(2)	50,000	51,750
		152,250
AUTOMOBILES — 0.2%
American Honda Finance Corp., 2.375%, 3/18/13(1)(2)	150,000	152,225
American Honda Finance Corp., 7.625%, 10/1/18(1)(2)	30,000	36,429
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)(2)	60,000	61,319
		249,973
BEVERAGES — 0.7%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(2)	120,000	123,281
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(1)	180,000	208,099
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 4/15/20(1)(2)	200,000	209,674
Diageo Capital plc, 5.20%, 1/30/13(2)	40,000	43,545
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(2)	135,000	161,361
PepsiAmericas, Inc., 4.375%, 2/15/14(2)	30,000	32,755
SABMiller plc, 6.20%, 7/1/11(1)(2)	30,000	31,359
		810,074
BIOTECHNOLOGY(3)
Amgen, Inc., 5.85%, 6/1/17(2)	40,000	46,460
BUILDING PRODUCTS — 0.2%
Masco Corp., 7.125%, 3/15/20(2)	100,000	97,332
Owens Corning, 6.50%, 12/1/16(2)	85,000	90,605
		187,937
CAPITAL MARKETS — 1.7%
Ameriprise Financial, Inc., 5.30%, 3/15/20(2)	100,000	104,752
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(2)	110,000	122,433
Credit Suisse (New York), 5.00%, 5/15/13(2)	70,000	74,857
Credit Suisse (New York), 5.50%, 5/1/14(2)	100,000	109,454
Credit Suisse (New York), 5.30%, 8/13/19(2)	100,000	106,274
Deutsche Bank AG (London), 4.875%, 5/20/13(2)	40,000	42,750
Deutsche Bank AG (London), 3.875%, 8/18/14(2)	70,000	72,406

Core Plus – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(2)	$ 50,000	$ 53,792
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(2)	170,000	178,826
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(2)	250,000	280,075
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(2)	130,000	128,791
Jefferies Group, Inc., 8.50%, 7/15/19(2)	80,000	90,063
Merrill Lynch & Co., Inc., 6.15%, 4/25/13(2)	60,000	64,206
Morgan Stanley, 4.20%, 11/20/14(2)	100,000	98,880
Morgan Stanley, 6.00%, 4/28/15(2)	200,000	209,320
Morgan Stanley, 5.625%, 9/23/19(2)	100,000	96,981
UBS AG (Stamford Branch), 5.875%, 12/20/17(2)	100,000	106,072
		1,939,932
CHEMICALS — 0.5%
CF Industries, Inc., 6.875%, 5/1/18	250,000	255,000
Dow Chemical Co. (The), 4.85%, 8/15/12(2)	40,000	42,224
Dow Chemical Co. (The), 8.55%, 5/15/19(2)	110,000	134,958
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	50,000	45,375
Mosaic Co. (The), 7.625%, 12/1/16(1)(2)	100,000	108,058
Rohm & Haas Co., 5.60%, 3/15/13(2)	20,000	21,468
		607,083
COMMERCIAL BANKS — 0.9%
BB&T Corp., 5.70%, 4/30/14(2)	50,000	54,968
Fifth Third Bancorp., 6.25%, 5/1/13(2)	50,000	54,448
HSBC Bank plc, 3.50%, 6/28/15(1)(2)	80,000	80,898
HSBC Holdings plc, 6.80%, 6/1/38(2)	40,000	43,303
National Australia Bank Ltd., 2.55%, 1/13/12(1)(2)	200,000	203,937
National Australia Bank Ltd., 3.75%, 3/2/15(1)(2)	100,000	102,533
PNC Bank N.A., 4.875%, 9/21/17(2)	60,000	61,504
PNC Bank N.A., 6.00%, 12/7/17(2)	30,000	32,785
PNC Funding Corp., 3.625%, 2/8/15(2)	60,000	61,852
Regions Financial Corp., 5.75%, 6/15/15	40,000	39,806
Wachovia Bank N.A., 4.80%, 11/1/14(2)	50,000	52,432
Wells Fargo & Co., 4.375%, 1/31/13(2)	120,000	126,969
Wells Fargo & Co., 3.625%, 4/15/15(2)	50,000	51,167
		966,602
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Allied Waste North America, Inc., 6.375%, 4/15/11(2)	60,000	62,031
Corrections Corp. of America, 7.75%, 6/1/17(2)	200,000	208,500
Republic Services, Inc., 5.50%, 9/15/19(1)(2)	90,000	97,660
Republic Services, Inc., 6.20%, 3/1/40(1)(2)	50,000	53,930
Waste Management, Inc., 4.75%, 6/30/20(2)	70,000	72,162
Waste Management, Inc., 6.125%, 11/30/39(2)	40,000	43,466
		537,749
COMMUNICATIONS EQUIPMENT — 0.3%
Cisco Systems, Inc., 5.90%, 2/15/39(2)	270,000	301,651
Viasat, Inc., 8.875%, 9/15/16(2)	50,000	51,125
		352,776
CONSUMER FINANCE — 1.3%
Ally Financial, Inc., 8.30%, 2/12/15(1)(2)	90,000	91,350
American Express Centurion Bank, 6.00%, 9/13/17(2)	250,000	275,280
American Express Co., 7.25%, 5/20/14(2)	70,000	79,653

Core Plus – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Capital One Bank USA N.A., 8.80%, 7/15/19(2)	$ 250,000	$ 312,818
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	70,000	71,628
General Electric Capital Corp., 3.75%, 11/14/14(2)	170,000	174,151
General Electric Capital Corp., 4.375%, 9/21/15(2)	80,000	84,255
General Electric Capital Corp., 5.625%, 9/15/17(2)	50,000	53,553
General Electric Capital Corp., 6.00%, 8/7/19(2)	100,000	108,525
General Electric Capital Corp., 5.50%, 1/8/20	50,000	52,975
John Deere Capital Corp., 4.90%, 9/9/13(2)	50,000	54,749
SLM Corp., 5.375%, 1/15/13(2)	40,000	38,821
SLM Corp., 8.00%, 3/25/20(2)	30,000	26,410
		1,424,168
CONTAINERS & PACKAGING — 0.2%
Ball Corp., 7.125%, 9/1/16(2)	50,000	52,563
Ball Corp., 6.75%, 9/15/20(2)	150,000	152,250
Graham Packaging Co. LP/GPC Capital Corp I, 8.25%, 1/1/17(1)	50,000	49,500
		254,313
DIVERSIFIED — 0.9%
iShares iBoxx $ High Yield Corporate Bond Fund (ETF)(in shares)	11,400	967,860
DIVERSIFIED CONSUMER SERVICES — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.625%, 5/1/14(2)	70,000	74,497
DIVERSIFIED FINANCIAL SERVICES — 2.3%
Arch Western Finance LLC, 6.75%, 7/1/13(2)	140,000	141,050
Bank of America Corp., 4.90%, 5/1/13(2)	120,000	125,838
Bank of America Corp., 4.50%, 4/1/15(2)	80,000	80,978
Bank of America Corp., 6.50%, 8/1/16(2)	260,000	281,874
Bank of America Corp., 5.75%, 12/1/17(2)	50,000	51,963
Bank of America Corp., 5.65%, 5/1/18(2)	50,000	51,353
Bank of America Corp., 5.625%, 7/1/20(2)	120,000	121,274
Bank of America N.A., 5.30%, 3/15/17(2)	100,000	100,887
Citigroup, Inc., 6.00%, 12/13/13(2)	180,000	188,992
Citigroup, Inc., 6.01%, 1/15/15(2)	250,000	262,583
Citigroup, Inc., 4.75%, 5/19/15	30,000	30,029
Citigroup, Inc., 6.125%, 5/15/18(2)	70,000	73,217
Citigroup, Inc., 8.50%, 5/22/19(2)	40,000	47,793
Citigroup, Inc., 8.125%, 7/15/39(2)	50,000	59,908
CME Group Index Services LLC, 4.40%, 3/15/18(1)(2)	60,000	61,280
JPMorgan Chase & Co., 4.65%, 6/1/14(2)	110,000	117,431
JPMorgan Chase & Co., 3.70%, 1/20/15(2)	60,000	61,460
JPMorgan Chase & Co., 6.00%, 1/15/18(2)	400,000	442,640
JPMorgan Chase & Co., 4.95%, 3/25/20(2)	100,000	104,206
LBI Escrow Corp., 8.00%, 11/1/17(1)	100,000	103,250
Susser Holdings LLC/Susser Finance Corp., 8.50%, 5/15/16(1)	75,000	75,375
		2,583,381
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
Alltel Corp., 7.875%, 7/1/32(2)	30,000	38,018
AT&T, Inc., 6.25%, 3/15/11(2)	60,000	62,181
AT&T, Inc., 6.70%, 11/15/13(2)	60,000	69,321
AT&T, Inc., 5.10%, 9/15/14(2)	30,000	33,325
AT&T, Inc., 6.80%, 5/15/36(2)	70,000	80,731
AT&T, Inc., 6.55%, 2/15/39(2)	30,000	33,792

Core Plus – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

British Telecommunications plc, 5.95%, 1/15/18(2)	$ 100,000	$ 104,525
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(2)	70,000	78,570
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(2)	160,000	208,523
CenturyLink, Inc., 7.60%, 9/15/39(2)	110,000	104,764
Cincinnati Bell, Inc., 8.75%, 3/15/18(2)	150,000	136,875
Deutsche Telekom International Finance BV, 5.25%, 7/22/13(2)	50,000	53,851
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(2)	100,000	116,157
Deutsche Telekom International Finance BV, 8.75%, 6/15/30(2)	40,000	51,893
Embarq Corp., 7.08%, 6/1/16(2)	50,000	53,393
France Telecom SA, 4.375%, 7/8/14(2)	80,000	86,381
New Communications Holdings, Inc., 8.50%, 4/15/20(1)(2)	160,000	161,200
Qwest Corp., 7.875%, 9/1/11(2)	50,000	52,250
Qwest Corp., 7.50%, 10/1/14(2)	80,000	85,500
Sprint Capital Corp., 7.625%, 1/30/11(2)	100,000	102,250
Sprint Capital Corp., 6.90%, 5/1/19(2)	100,000	91,000
Telecom Italia Capital SA, 6.18%, 6/18/14(2)	120,000	125,606
Telecom Italia Capital SA, 7.00%, 6/4/18(2)	70,000	74,734
Telefonica Emisiones SAU, 5.98%, 6/20/11(2)	100,000	103,714
Telefonica Emisiones SAU, 5.88%, 7/15/19(2)	80,000	85,554
Verizon Communications, Inc., 8.75%, 11/1/18(2)	110,000	143,337
Verizon Communications, Inc., 6.40%, 2/15/38(2)	40,000	44,329
Windstream Corp., 7.875%, 11/1/17(2)	160,000	157,000
		2,538,774
ELECTRIC UTILITIES — 0.7%
Carolina Power & Light Co., 5.30%, 1/15/19(2)	30,000	33,633
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	60,000	65,174
Duke Energy Carolinas LLC, 7.00%, 11/15/18(2)	60,000	74,780
Duke Energy Corp., 6.30%, 2/1/14(2)	60,000	67,607
Duke Energy Corp., 3.95%, 9/15/14(2)	50,000	52,642
EDF SA, 4.60%, 1/27/20(1)(2)	70,000	72,101
Exelon Generation Co. LLC, 5.20%, 10/1/19(2)	60,000	64,006
FirstEnergy Corp., 6.45%, 11/15/11(2)	5,000	5,284
FirstEnergy Solutions Corp., 6.05%, 8/15/21(2)	100,000	102,307
Florida Power Corp., 5.65%, 6/15/18(2)	30,000	34,181
Florida Power Corp., 6.35%, 9/15/37(2)	20,000	23,810
Niagara Mohawk Power Corp., 4.88%, 8/15/19(1)	40,000	42,306
Pacificorp, 6.00%, 1/15/39(2)	90,000	104,007
Southern California Edison Co., 5.625%, 2/1/36(2)	70,000	77,645
		819,483
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16(2)	130,000	136,500
ENERGY EQUIPMENT & SERVICES — 0.1%
Weatherford International Ltd., 9.625%, 3/1/19(2)	120,000	144,813
FOOD & STAPLES RETAILING — 0.9%
CVS Caremark Corp., 6.60%, 3/15/19(2)	150,000	174,966
Delhaize Group SA, 5.875%, 2/1/14(2)	80,000	89,362
Kroger Co. (The), 6.80%, 4/1/11(2)	57,000	59,121
Kroger Co. (The), 5.00%, 4/15/13(2)	70,000	74,993
Kroger Co. (The), 6.40%, 8/15/17(2)	100,000	116,637
Safeway, Inc., 5.80%, 8/15/12(2)	100,000	108,713
SYSCO Corp., 4.20%, 2/12/13(2)	50,000	53,646

Core Plus – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	$ 95,000	$ 107,683
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	30,000	35,295
Wal-Mart Stores, Inc., 5.625%, 4/1/40(2)	100,000	109,695
Wal-Mart Stores, Inc., 4.875%, 7/8/40(2)(4)	90,000	88,619
		1,018,730
FOOD PRODUCTS — 0.7%
Campbell Soup Co., 3.05%, 7/15/17(4)	30,000	29,913
General Mills, Inc., 5.25%, 8/15/13(2)	60,000	66,242
General Mills, Inc., 5.65%, 2/15/19(2)	50,000	56,952
Kellogg Co., 4.45%, 5/30/16(2)	70,000	76,612
Kraft Foods, Inc., 6.00%, 2/11/13(2)	40,000	44,136
Kraft Foods, Inc., 6.75%, 2/19/14(2)	10,000	11,507
Kraft Foods, Inc., 5.375%, 2/10/20(2)	130,000	139,669
Kraft Foods, Inc., 6.50%, 2/9/40(2)	160,000	179,807
Mead Johnson Nutrition Co., 3.50%, 11/1/14(1)(2)	50,000	51,836
Ralcorp Holdings, Inc., 6.625%, 8/15/39(2)	60,000	65,788
TreeHouse Foods, Inc., 7.75%, 3/1/18(2)	100,000	104,000
		826,462
GAS UTILITIES — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20(2)	150,000	152,625
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Baxter International, Inc., 4.00%, 3/1/14(2)	50,000	53,870
Baxter International, Inc., 5.90%, 9/1/16(2)	50,000	58,773
Baxter International, Inc., 5.375%, 6/1/18(2)	30,000	34,538
Boston Scientific Corp., 4.50%, 1/15/15(2)	50,000	49,186
Covidien International Finance SA, 1.875%, 6/15/13(2)	100,000	100,723
		297,090
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Express Scripts, Inc., 5.25%, 6/15/12(2)	100,000	106,902
Express Scripts, Inc., 7.25%, 6/15/19(2)	190,000	230,215
HCA, Inc., 7.875%, 2/15/20(2)	120,000	124,050
HCA, Inc., 7.69%, 6/15/25(2)	50,000	45,000
Medco Health Solutions, Inc., 6.125%, 3/15/13(2)	150,000	166,170
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	50,000	57,735
		730,072
HOTELS, RESTAURANTS & LEISURE — 0.5%
International Game Technology, 5.50%, 6/15/20(2)	50,000	51,719
McDonald's Corp., 5.35%, 3/1/18(2)	60,000	68,871
McDonald's Corp., 6.30%, 10/15/37(2)	20,000	24,377
MGM Mirage, 9.00%, 3/15/20(1)(2)	150,000	154,875
Pinnacle Entertainment, Inc., 8.75%, 5/15/20(1)(2)	50,000	46,562
Universal City Development Partners Ltd., 8.875%, 11/15/15(1)	60,000	60,600
Yum! Brands, Inc., 8.875%, 4/15/11(2)	50,000	52,833
Yum! Brands, Inc., 6.25%, 3/15/18(2)	70,000	80,548
Yum! Brands, Inc., 5.30%, 9/15/19(2)	50,000	53,898
		594,283
HOUSEHOLD DURABLES — 0.2%
Jarden Corp., 8.00%, 5/1/16	150,000	154,875
Toll Brothers Finance Corp., 6.75%, 11/1/19(2)	80,000	78,610
		233,485

Core Plus – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

HOUSEHOLD PRODUCTS — 0.2%
Central Garden and Pet Co., 8.25%, 3/1/18	$ 150,000	$ 149,438
Kimberly-Clark Corp., 6.125%, 8/1/17(2)	20,000	23,721
Kimberly-Clark Corp., 7.50%, 11/1/18(2)	40,000	51,209
		224,368
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp. (The), 8.00%, 10/15/17(2)	150,000	152,250
INDUSTRIAL CONGLOMERATES — 0.4%
General Electric Co., 5.00%, 2/1/13(2)	150,000	160,990
General Electric Co., 5.25%, 12/6/17(2)	220,000	239,747
Hutchison Whampoa International 09/16 Ltd., 4.625%, 9/11/15(1)(2)	100,000	104,632
		505,369
INSURANCE — 0.8%
Allstate Corp. (The), 7.45%, 5/16/19	120,000	141,758
Berkshire Hathaway Finance Corp., 5.00%, 8/15/13(2)	30,000	32,974
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(2)	50,000	49,162
Hartford Financial Services Group, Inc., 5.50%, 3/30/20(2)	20,000	19,462
International Lease Finance Corp., 8.75%, 3/15/17(1)(2)	50,000	47,500
MetLife Global Funding I, 5.125%, 4/10/13(1)(2)	70,000	75,779
MetLife, Inc., 6.75%, 6/1/16(2)	150,000	169,995
New York Life Global Funding, 4.65%, 5/9/13(1)(2)	50,000	53,683
Prudential Financial, Inc., 7.375%, 6/15/19(2)	150,000	174,102
Travelers Cos., Inc. (The), 5.90%, 6/2/19(2)	80,000	89,045
		853,460
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc., 6.125%, 5/15/14(2)	100,000	106,569
Hasbro, Inc., 6.35%, 3/15/40(2)	60,000	61,413
		167,982
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Bio-Rad Laboratories, Inc., 6.125%, 12/15/14(2)	100,000	101,000
MACHINERY — 0.2%
Deere & Co., 5.375%, 10/16/29(2)	80,000	87,809
Navistar International Corp., 8.25%, 11/1/21(2)	50,000	51,000
SPX Corp., 7.625%, 12/15/14(2)	50,000	51,625
		190,434
MEDIA — 2.9%
AMC Entertainment, Inc., 8.00%, 3/1/14	50,000	48,375
CBS Corp., 8.875%, 5/15/19(2)	60,000	75,658
CBS Corp., 5.75%, 4/15/20(2)	110,000	118,377
CBS Corp., 5.50%, 5/15/33(2)	80,000	73,793
Comcast Corp., 5.90%, 3/15/16(2)	100,000	112,888
Comcast Corp., 5.15%, 3/1/20(2)	150,000	157,497
Comcast Corp., 6.40%, 5/15/38(2)	30,000	32,500
Comcast Corp., 6.40%, 3/1/40(2)	80,000	86,594
DirecTV Holdings LLC, 3.55%, 3/15/15(2)	80,000	80,652
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(2)	150,000	159,074
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(2)	80,000	83,200
Gannett Co., Inc., 8.75%, 11/15/14(1)(2)	200,000	210,000
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(2)	150,000	166,125
Lamar Media Corp., 9.75%, 4/1/14(2)	40,000	43,800
Lamar Media Corp., 7.875%, 4/15/18(1)(2)	50,000	50,125

Core Plus – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

News America, Inc., 6.90%, 8/15/39(2)	$ 120,000	$ 138,370
Omnicom Group, Inc., 5.90%, 4/15/16(2)	140,000	159,425
Salem Communications Corp., 9.625%, 12/15/16(2)	70,000	72,450
Sinclair Television Group, Inc., 9.25%, 11/1/17(1)(2)	50,000	50,750
Sirius XM Radio, Inc., 8.75%, 4/1/15(1)(2)	100,000	99,000
Time Warner Cable, Inc., 5.40%, 7/2/12(2)	100,000	106,885
Time Warner Cable, Inc., 6.75%, 7/1/18(2)	180,000	207,113
Time Warner, Inc., 5.50%, 11/15/11(2)	80,000	84,354
Time Warner, Inc., 6.875%, 5/1/12(2)	70,000	76,305
Time Warner, Inc., 7.70%, 5/1/32(2)	60,000	72,704
Viacom, Inc., 6.25%, 4/30/16(2)	200,000	227,242
Viacom, Inc., 6.875%, 4/30/36(2)	60,000	68,282
Virgin Media Finance plc, 9.50%, 8/15/16(2)	100,000	106,125
Virgin Media Finance plc, 8.375%, 10/15/19(2)	100,000	101,750
WMG Acquisition Corp., 9.50%, 6/15/16	180,000	192,600
		3,262,013
METALS & MINING — 1.0%
Anglo American Capital plc, 9.375%, 4/8/19(1)(2)	100,000	128,929
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(2)	30,000	30,545
ArcelorMittal, 9.85%, 6/1/19(2)	110,000	137,788
Barrick Gold Corp., 6.95%, 4/1/19	70,000	84,149
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(2)	70,000	77,100
Newmont Mining Corp., 6.25%, 10/1/39(2)	100,000	109,668
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(2)	80,000	87,740
Rio Tinto Finance USA Ltd., 9.00%, 5/1/19(2)	50,000	65,775
Steel Dynamics, Inc., 7.625%, 3/15/20(1)(2)	100,000	100,000
Teck Resources Ltd., 5.375%, 10/1/15(2)	50,000	52,302
Teck Resources Ltd., 10.75%, 5/15/19(2)	150,000	184,072
Vale Overseas Ltd., 5.625%, 9/15/19(2)	50,000	53,055
		1,111,123
MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	20,000	20,550
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(2)	90,000	90,675
		111,225
MULTI-UTILITIES — 0.8%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(2)	20,000	22,184
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	40,000	42,574
CMS Energy Corp., 8.75%, 6/15/19(2)	140,000	155,399
Dominion Resources, Inc., 6.40%, 6/15/18(2)	60,000	69,647
Georgia Power Co., 6.00%, 11/1/13(2)	60,000	68,016
Pacific Gas & Electric Co., 4.20%, 3/1/11(2)	50,000	51,034
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	150,000	163,969
Pacific Gas & Electric Co., 6.35%, 2/15/38(2)	20,000	23,438
PG&E Corp., 5.75%, 4/1/14(2)	20,000	22,183
Public Service Co. of Colorado, 5.80%, 8/1/18(2)	30,000	34,552
Sempra Energy, 8.90%, 11/15/13(2)	100,000	119,587
Sempra Energy, 6.50%, 6/1/16(2)	60,000	68,970
Sempra Energy, 9.80%, 2/15/19(2)	30,000	39,933
Sempra Energy, 6.00%, 10/15/39(2)	30,000	32,017
		913,503

Core Plus – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

OFFICE ELECTRONICS — 0.2%
Xerox Corp., 5.65%, 5/15/13(2)	$ 30,000	$ 32,502
Xerox Corp., 4.25%, 2/15/15(2)	130,000	134,785
		167,287
OIL, GAS & CONSUMABLE FUELS — 3.0%
Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	100,000	86,219
Anadarko Petroleum Corp., 6.45%, 9/15/36(2)	90,000	71,870
Bill Barrett Corp., 9.875%, 7/15/16(2)	150,000	159,750
Cenovus Energy, Inc., 4.50%, 9/15/14(1)(2)	50,000	53,481
ConocoPhillips, 5.75%, 2/1/19(2)	90,000	103,192
ConocoPhillips, 6.50%, 2/1/39(2)	80,000	97,093
Denbury Resources, Inc., 8.25%, 2/15/20(2)	100,000	105,000
El Paso Corp., 7.875%, 6/15/12(2)	150,000	158,261
El Paso Corp., 6.875%, 6/15/14(2)	50,000	51,176
El Paso Corp., 7.25%, 6/1/18(2)	150,000	151,271
Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	60,000	67,313
Enbridge Energy Partners LP, 5.20%, 3/15/20(2)	70,000	72,337
Enterprise Products Operating LLC, 3.70%, 6/1/15(2)	70,000	70,923
Enterprise Products Operating LLC, 6.30%, 9/15/17(2)	170,000	190,556
Enterprise Products Operating LLC, 5.20%, 9/1/20(2)	60,000	61,790
Enterprise Products Operating LLC, 6.45%, 9/1/40(2)	20,000	21,118
EOG Resources, Inc., 5.625%, 6/1/19(2)	60,000	67,647
Forest Oil Corp., 8.50%, 2/15/14(2)	50,000	52,375
Hess Corp., 6.00%, 1/15/40(2)	60,000	62,336
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(2)	120,000	136,914
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(2)	50,000	51,765
Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11(2)	50,000	50,500
Magellan Midstream Partners LP, 6.55%, 7/15/19(2)	70,000	78,804
Motiva Enterprises LLC, 5.75%, 1/15/20(1)(2)	60,000	66,191
Nexen, Inc., 5.65%, 5/15/17(2)	50,000	54,387
Nexen, Inc., 6.20%, 7/30/19(2)	60,000	67,547
Petrobras International Finance Co., 5.75%, 1/20/20(2)	50,000	50,650
Petroleos Mexicanos, 6.00%, 3/5/20(1)(2)	40,000	42,200
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(2)	140,000	167,485
Sabine Pass LNG LP, 7.25%, 11/30/13(2)	100,000	90,500
SandRidge Energy, Inc., 8.75%, 1/15/20(1)(2)	100,000	95,500
Shell International Finance BV, 3.10%, 6/28/15(2)	90,000	91,540
Shell International Finance BV, 6.375%, 12/15/38(2)	30,000	36,052
Talisman Energy, Inc., 7.75%, 6/1/19(2)	130,000	160,005
Valero Energy Corp., 4.50%, 2/1/15(2)	110,000	113,194
Williams Partners LP, 5.25%, 3/15/20(1)(2)	40,000	41,020
XTO Energy, Inc., 5.90%, 8/1/12(2)	90,000	98,423
XTO Energy, Inc., 6.50%, 12/15/18(2)	150,000	182,457
		3,378,842
PAPER & FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 8.875%, 5/15/31(2)	50,000	54,625
International Paper Co., 9.375%, 5/15/19(2)	160,000	207,118
		261,743
PHARMACEUTICALS — 1.3%
Abbott Laboratories, 2.70%, 5/27/15(2)	50,000	51,211
Abbott Laboratories, 5.875%, 5/15/16(2)	65,000	76,178

Core Plus – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Abbott Laboratories, 4.125%, 5/27/20(2)	$ 200,000	$ 210,113
Abbott Laboratories, 5.30%, 5/27/40(2)	140,000	147,709
AstraZeneca plc, 5.90%, 9/15/17(2)	40,000	46,901
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(2)	70,000	76,603
Pfizer, Inc., 6.20%, 3/15/19(2)	190,000	226,342
Pfizer, Inc., 7.20%, 3/15/39(2)	60,000	79,263
Roche Holdings, Inc., 5.00%, 3/1/14(1)(2)	50,000	55,517
Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	200,000	233,542
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(2)	170,000	182,330
Watson Pharmaceuticals, Inc., 6.125%, 8/15/19(2)	90,000	101,579
Wyeth, 5.95%, 4/1/37(2)	30,000	34,151
		1,521,439
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Digital Realty Trust LP, 4.50%, 7/15/15(1)(4)	20,000	20,042
Digital Realty Trust LP, 5.875%, 2/1/20(1)(2)	70,000	71,600
ProLogis, 5.625%, 11/15/16(2)	60,000	56,510
ProLogis, 7.375%, 10/30/19(2)	50,000	49,082
ProLogis, 6.875%, 3/15/20(2)	60,000	56,847
Reckson Operating Partnership LP, 7.75%, 3/15/20(1)(2)	70,000	68,800
Simon Property Group LP, 5.30%, 5/30/13(2)	50,000	53,841
Simon Property Group LP, 5.75%, 12/1/15(2)	110,000	121,127
Simon Property Group LP, 5.65%, 2/1/20(2)	45,000	47,781
		545,630
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
AMB Property LP, 6.625%, 12/1/19(2)	80,000	86,420
ROAD & RAIL — 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18(1)(2)	100,000	101,500
CSX Corp., 7.375%, 2/1/19(2)	100,000	122,770
Norfolk Southern Corp., 5.75%, 4/1/18(2)	100,000	113,289
Union Pacific Corp., 5.75%, 11/15/17(2)	60,000	67,886
		405,445
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17(1)(2)	50,000	50,000
Analog Devices, Inc., 5.00%, 7/1/14(2)	50,000	54,112
		104,112
SOFTWARE — 0.5%
Intuit, Inc., 5.75%, 3/15/17(2)	100,000	110,072
Oracle Corp., 5.75%, 4/15/18(2)	200,000	232,053
Oracle Corp., 5.00%, 7/8/19(2)	200,000	222,430
		564,555
SPECIALTY RETAIL — 0.6%
GSC Holdings Corp., 8.00%, 10/1/12(2)	175,000	180,688
Home Depot, Inc. (The), 5.40%, 3/1/16(2)	180,000	200,687
Home Depot, Inc. (The), 5.875%, 12/16/36(2)	40,000	41,198
Lowe's Cos., Inc., 4.625%, 4/15/20(2)	20,000	21,517
Ltd. Brands, Inc., 6.90%, 7/15/17(2)	70,000	70,525
Staples, Inc., 9.75%, 1/15/14(2)	70,000	85,936
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17(1)(2)	100,000	103,000
		703,551
TEXTILES, APPAREL & LUXURY GOODS(3)
Phillips-Van Heusen Corp., 7.375%, 5/15/20(2)	50,000	50,688

Core Plus – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

TOBACCO — 0.2%
Altria Group, Inc., 9.25%, 8/6/19(2)	$ 200,000	$ 250,187
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
America Movil SAB de CV, 5.00%, 10/16/19(1)(2)	100,000	103,945
America Movil SAB de CV, 5.00%, 3/30/20(1)(2)	100,000	103,921
American Tower Corp., 7.25%, 5/15/19(2)	200,000	229,000
Rogers Cable, Inc., 6.25%, 6/15/13(2)	70,000	78,027
Rogers Communications, Inc., 6.80%, 8/15/18(2)	50,000	59,249
SBA Telecommunications, Inc., 8.25%, 8/15/19(1)(2)	100,000	105,750
Vodafone Group plc, 5.00%, 12/16/13(2)	40,000	43,374
Vodafone Group plc, 5.45%, 6/10/19(2)	50,000	53,668
		776,934
TOTAL CORPORATE BONDS
(Cost $33,744,966)		36,035,146
U.S. TREASURY SECURITIES — 28.8%
U.S. Treasury Bonds, 5.25%, 2/15/29(2)	1,372,000	1,653,689
U.S. Treasury Bonds, 3.50%, 2/15/39(2)	300,000	279,375
U.S. Treasury Bonds, 4.25%, 5/15/39(2)	200,000	212,000
U.S. Treasury Bonds, 4.375%, 11/15/39(2)	1,050,000	1,136,625
U.S. Treasury Bonds, 4.625%, 2/15/40(2)	1,500,000	1,690,782
U.S. Treasury Bonds, 4.375%, 5/15/40(2)	600,000	650,626
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(2)	1,187,410	1,255,036
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20(2)	594,985	491,180
U.S. Treasury Notes, 1.00%, 10/31/11(2)	7,250,000	7,302,678
U.S. Treasury Notes, 0.75%, 11/30/11(2)	9,000,000	9,036,216
U.S. Treasury Notes, 1.875%, 6/15/12(2)	1,500,000	1,537,500
U.S. Treasury Notes, 4.25%, 9/30/12(2)	280,000	302,838
U.S. Treasury Notes, 2.625%, 12/31/14(2)	4,700,000	4,897,546
U.S. Treasury Notes, 1.875%, 6/30/15	2,000,000	2,008,906
TOTAL U.S. TREASURY SECURITIES
(Cost $31,686,795)		32,454,997
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 17.8%
FHLMC, 5.00%, 10/1/10(2)	315,691	319,684
FHLMC, 4.50%, 6/1/21(2)	243,135	258,851
FHLMC, 5.50%, 1/1/38(2)	168,709	181,346
FHLMC, 5.50%, 4/1/38(2)	954,941	1,025,672
FHLMC, 6.50%, 7/1/47(2)	10,345	11,301
FNMA, 5.00%, 7/1/20(2)	444,661	477,559
FNMA, 4.50%, 10/1/33	2,149,093	2,254,600
FNMA, 5.00%, 11/1/33(2)	318,485	338,752
FNMA, 5.50%, 4/1/34	1,132,960	1,221,898
FNMA, 5.00%, 8/1/34(2)	620,164	660,035
FNMA, 5.50%, 8/1/34	1,246,354	1,342,246
FNMA, 5.00%, 8/1/35(2)	337,490	358,281
FNMA, 4.50%, 9/1/35(2)	352,269	368,462
FNMA, 5.50%, 7/1/36(2)	358,344	385,243
FNMA, 5.50%, 12/1/36(2)	615,263	661,447
FNMA, 6.50%, 8/1/37(2)	99,432	108,325
FNMA, 6.00%, 11/1/37	940,962	1,022,472
FNMA, 5.00%, 3/1/38	1,784,913	1,891,703

Core Plus – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

FNMA, 6.50%, settlement date 7/15/10(6)	$ 657,000	$ 719,723
FNMA, 6.50%, 6/1/47(2)	5,696	6,221
FNMA, 6.50%, 8/1/47(2)	23,048	25,174
FNMA, 6.50%, 8/1/47(2)	23,503	25,671
FNMA, 6.50%, 9/1/47(2)	2,613	2,854
FNMA, 6.50%, 9/1/47(2)	14,166	15,473
FNMA, 6.50%, 9/1/47(2)	34,497	37,679
FNMA, 6.50%, 9/1/47(2)	37,472	40,928
GNMA, 6.00%, settlement date 7/15/10(6)	1,200,000	1,307,438
GNMA, 6.00%, 9/20/38(2)	483,926	528,488
GNMA, 5.50%, 12/20/38	1,271,811	1,374,342
GNMA, 5.00%, 2/20/40	1,730,765	1,848,899
GNMA, 4.50%, 4/15/40	1,245,227	1,300,562
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $19,303,820)		20,121,329
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 6.5%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(2)	330,000	334,100
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(2)	400,000	409,237
Bear Stearns Commercial Mortgage Securities, Series 2000 WF2, Class B, VRN, 7.46%, 7/1/10(2)	150,000	150,303
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class C, VRN, 7.93%, 7/1/10(2)	146,771	146,557
Commercial Mortgage Pass-Through Certificates, Series 2004 LB2A, Class A3 SEQ, 4.22%, 3/10/39(2)	356,187	358,708
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 7/1/10(2)	300,000	311,140
First Union National Bank Commercial Mortgage, Series 2000 C1, Class C, VRN, 8.09%, 7/1/10(2)	434,023	433,658
GMAC Commercial Mortgage Securities, Inc., Series 2000 C3, Class A2 SEQ, 6.96%, 9/15/35(2)	233,033	234,816
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.44%, 7/5/10, resets monthly off the 1-month LIBOR plus 0.09% with no caps(1)(2)	41,820	39,831
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(2)	400,000	414,081
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A2 SEQ, 4.48%, 7/10/39(2)	476,170	475,954
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(2)	150,000	152,595
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(2)	400,000	414,415
Heller Financial Commercial Mortgage Asset, Series 2000 PH1, Class D, VRN, 8.08%, 7/1/10	100,000	99,903
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class B, VRN, 4.81%, 7/12/10(2)	175,810	173,429
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(2)	300,000	304,286
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(2)	212,324	212,324

Core Plus – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(2)	$ 700,000	$ 716,393
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(2)	258,887	264,340
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(2)	300,000	302,309
Prudential Securities Secured Financing Corp., Series 2000 C1, Class C, VRN, 7.73%, 7/1/10(2)	120,913	120,847
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(2)	100,000	101,046
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 7/1/10(2)	550,000	571,533
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 7/1/10(2)	525,000	548,372
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $7,153,184)		7,290,177
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 5.4%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 4.0%
FHLMC, 2.875%, 2/9/15(2)	2,400,000	2,503,903
FNMA, 4.375%, 7/17/13(2)	239,000	262,065
FNMA, 2.75%, 3/13/14(2)	875,000	913,574
FNMA, 5.00%, 2/13/17(2)	295,000	335,969
FNMA, 6.625%, 11/15/30	428,000	559,003
		4,574,514
GOVERNMENT-BACKED CORPORATE BONDS(7) — 1.4%
Bank of America Corp., 3.125%, 6/15/12(2)	400,000	418,009
General Electric Capital Corp., 2.25%, 3/12/12(2)	400,000	410,621
General Electric Capital Corp., 2.20%, 6/8/12(2)	400,000	410,826
Morgan Stanley, 2.00%, 9/22/11(2)	250,000	254,418
		1,493,874
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $5,842,003)		6,068,388
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 4.1%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)	123,473	90,645
Banc of America Mortgage Securities, Inc., Series 2004-4, Class 2A1 SEQ, 5.50%, 5/25/34(2)	288,275	294,753
Chase Mortgage Finance Corp., Series 2005 A1, Class 2A2 SEQ, VRN, 5.21%, 7/1/10(2)	192,391	178,304
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(2)	263,343	258,825
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(2)	153,097	156,431
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3, VRN, 3.51%, 7/1/10(2)	189,548	161,948
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(2)	148,785	144,700
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	159,073	142,466
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(2)	130,099	113,744

Core Plus – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 2.90%, 7/1/10(2)	$ 122,608	$ 114,909
GSR Mortgage Loan Trust, Series 2005 6F, Class 3A15, 5.50%, 7/25/35(2)	193,991	186,120
J.P. Morgan Mortgage Trust, Series 2004 A2, Class 1A1, VRN, 3.00%, 7/1/10(2)	107,320	105,216
J.P. Morgan Mortgage Trust, Series 2005 A4, Class 2A1, VRN, 2.90%, 7/1/10(2)	122,920	109,720
J.P. Morgan Mortgage Trust, Series 2005 A8, Class 6A2, VRN, 4.98%, 7/1/10(2)	133,664	126,035
J.P. Morgan Mortgage Trust, Series 2005 S2, Class 3A1, VRN, 6.74%, 7/1/10(2)	257,236	258,780
J.P. Morgan Mortgage Trust, Series 2006 A3, Class 2A1 SEQ, VRN, 5.54%, 7/1/10(2)	49,477	44,092
Wells Fargo Mortgage Backed Securities Trust, Series 2005 AR2, Class 2A2, VRN, 2.88%, 7/1/10	252,523	229,487
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	187,562	187,660
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	140,473	136,361
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR1, Class 2A2 SEQ, VRN, 5.48%, 7/1/10(2)	135,014	133,329
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR15, Class A1, VRN, 5.45%, 7/1/10	71,633	61,140
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR19, Class A1, VRN, 5.50%, 7/1/10(2)	254,653	236,086
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	266,239	255,535
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36(2)	200,000	173,260
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	228,224	206,394
		4,105,940
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
FHLMC, Series 2522, Class XA SEQ, 5.00%, 8/15/16(2)	5,477	5,477
FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(2)	200,000	215,091
FNMA, Series 2003-10, Class HW SEQ, 5.00%, 11/25/16(2)	144,189	146,419
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.75%, 7/25/10, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)	49,591	49,480
FNMA, Series 2003-54, Class TC, 4.50%, 5/25/15(2)	2,181	2,181
FNMA, Series 2005-47, Class AN SEQ, 5.00%, 12/25/16(2)	124,844	126,971
		545,619
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,557,190)		4,651,559
MUNICIPAL SECURITIES — 2.1%
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(2)(4)	250,000	252,685
California GO, (Building Bonds), 6.65%, 3/1/22(2)	40,000	42,570
California GO, (Building Bonds), 7.55%, 4/1/39(2)	100,000	109,401
California GO, (Building Bonds), 7.30%, 10/1/39(2)	60,000	63,359
California State Department of Water Resources Power Rev., Series 2010 L, 5.00%, 5/1/20(2)	650,000	739,622
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)	120,000	95,359
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	50,000	49,618

Core Plus – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(2)		$ 30,000	$ 30,358
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(2)		50,000	53,006
Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(2)		80,000	79,238
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(2)		40,000	50,624
New York GO, (Building Bonds), 5.97%, 3/1/36(2)		90,000	95,044
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(2)		30,000	31,043
Oregon State Department of Transportation Highway Usertax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(2)		40,000	44,222
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39(2)		50,000	57,155
San Francisco City & County Public Utilities Commission Rev., (Building Bonds), 6.00%, 11/1/40(2)		70,000	72,667
Texas GO, (Building Bonds), 5.52%, 4/1/39(2)		140,000	152,320
University of California Rev., (Building Bonds), 5.77%, 5/15/43(2)		80,000	84,142
Utah GO, Series 2009 D, (Building Bonds), 4.55%, 7/1/24(2)		140,000	152,016
Washington GO, (Building Bonds), 5.14%, 8/1/40(2)		90,000	91,733
TOTAL MUNICIPAL SECURITIES
(Cost $2,256,210)			2,346,182
SOVEREIGN GOVERNMENTS & AGENCIES — 1.6%
BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19(2)		200,000	220,500
CANADA — 0.1%
Province of Ontario Canada, 5.45%, 4/27/16(2)		50,000	57,576
GERMANY — 0.6%
German Federal Republic, 3.50%, 7/4/19	EUR	400,000	529,723
KfW, 4.125%, 10/15/14(2)		$140,000	151,542
			681,265
ITALY — 0.4%
Republic of Italy, 4.00%, 9/1/20	EUR	410,000	501,020
MEXICO — 0.2%
United Mexican States, 5.95%, 3/19/19(2)		$170,000	189,550
United Mexican States, 6.05%, 1/11/40(2)		40,000	42,400
			231,950
NORWAY — 0.1%
Government of Norway, 6.00%, 5/16/11	NOK	660,000	104,704
POLAND — 0.0%
Poland Government International Bond, 6.375%, 7/15/19(2)		$50,000	55,607
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $1,884,330)			1,852,622
SHORT-TERM INVESTMENTS — 0.2%
Government of Canada Treasury Bill, 0.32%, 7/22/10(8)
(Cost $209,670)	CAD	210,000	197,233
ASSET-BACKED SECURITIES(3)(5)
SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 0.55%, 7/26/10, resets quarterly off the 3-month LIBOR plus 0.23% with no caps(2)
(Cost $44,300)		$44,300	44,315

Core Plus – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 7.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	682	$ 682
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.50%, 6/30/17, valued at $3,093,133), in a joint trading account at 0.00%, dated 6/30/10, due 7/1/10 (Delivery value $3,032,000)		3,032,000
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/10, valued at $5,670,430), in a joint trading account at 0.01%, dated 6/30/10, due 7/1/10 (Delivery value $5,560,001)		5,560,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $8,592,682)		8,592,682
TOTAL INVESTMENT SECURITIES — 106.0%
(Cost $115,275,150)		119,654,630
OTHER ASSETS AND LIABILITIES — (6.0)%		(6,794,108)
TOTAL NET ASSETS — 100.0%		$112,860,522

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
211,507	EUR for USD	7/30/10	$ 258,661	$22,483
89,000	EUR for USD	7/30/10	108,842	4,980
136,000	EUR for USD	7/30/10	166,320	6,706
411,845	EUR for USD	7/30/10	503,663	5,427
			$1,037,486	$39,596
(Value on Settlement Date $1,077,082)
FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
16	U.S. Long Bond	September 2010	$2,040,000	$57,524

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
49	U.S. Treasury 2-Year Notes	September 2010	$10,722,578	$(46,813)

Core Plus – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$250,000	Pay quarterly a fixed rate equal to 0.12% per annum multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$7,375
CREDIT DEFAULT - SELL PROTECTION
609,000	Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of CDX North America High Yield 11 Index, par value of the proportional notional amount. Expires December 2013.*	$(92,803)	(2,978)
1,800,000	Receive quarterly a fixed rate equal to 1.00% per annum multiplied by the notional amount and pay Bank of America N.A. upon each default event of one of the issues of CDX North America Investment Grade 14 Index, par value of the proportional notional amount. Expires June 2015.*	(14,006)	(15,349)
		$(106,809)	$(10,952)
*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Core Plus – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
CDX	-	Credit Derivative Indexes
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
ETF	-	Exchange Traded Fund
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
NOK	-	Norwegian Krone
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $4,796,719, which represented 4.3% of total net assets.

(2)
Security, or a portion thereof, has been segregated for forward commitments, when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $17,599,000.

(3)	Category is less than 0.05% of total net assets.
(4)	When-issued security.
(5)	Final maturity indicated, unless otherwise noted.
(6)	Forward commitment.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(8)	The rate indicated is the yield to maturity at purchase.

Core Plus – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices.  Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. Investments in open-end management investment companies are valued at the reported net asset value. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	$967,860	$ 35,067,286	–
U.S. Treasury Securities	–	32,454,997	–
U.S. Government Agency Mortgage-Backed Securities	–	20,121,329	–
Commercial Mortgage-Backed Securities	–	7,290,177	–
U.S. Government Agency Securities and Equivalents	–	6,068,388	–
Collateralized Mortgage Obligations	–	4,651,559	–
Municipal Securities	–	2,346,182	–
Sovereign Governments & Agencies	–	1,852,622	–
Short-Term Investments	–	197,233	–
Asset-Backed Securities	–	44,315	–
Temporary Cash Investments	682	8,592,000	–
Total Value of Investment Securities	$968,542	$118,686,088	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$ 39,596	–
Futures Contracts	$10,711	–	–
Swap Agreements	–	(117,761)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$10,711	$(78,165)	–

Core Plus – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$115,275,150
Gross tax appreciation of investments	$ 4,669,818
Gross tax depreciation of investments	(290,338)
Net tax appreciation (depreciation) of investments	$ 4,379,480

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Diversified Bond Fund

June 30, 2010

Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

CORPORATE BONDS — 28.2%
AEROSPACE & DEFENSE — 0.6%
Honeywell International, Inc., 5.30%, 3/15/17(1)	$ 675,000	$ 766,389
Honeywell International, Inc., 5.30%, 3/1/18(1)	610,000	698,129
L-3 Communications Corp., 5.875%, 1/15/15(1)	6,400,000	6,352,000
L-3 Communications Corp., 5.20%, 10/15/19(1)	290,000	303,331
Lockheed Martin Corp., 7.65%, 5/1/16(1)	1,700,000	2,148,217
Lockheed Martin Corp., 5.50%, 11/15/39(1)	1,888,000	2,024,767
Northrop Grumman Corp., 3.70%, 8/1/14(1)	1,300,000	1,365,282
United Technologies Corp., 6.125%, 2/1/19(1)	2,660,000	3,179,767
United Technologies Corp., 6.05%, 6/1/36(1)	1,027,000	1,176,998
United Technologies Corp., 6.125%, 7/15/38(1)	1,440,000	1,693,741
United Technologies Corp., 5.70%, 4/15/40(1)	3,500,000	3,927,885
		23,636,506
AUTOMOBILES — 0.2%
American Honda Finance Corp., 2.375%, 3/18/13(1)(2)	3,120,000	3,166,279
American Honda Finance Corp., 7.625%, 10/1/18(1)(2)	800,000	971,446
Daimler Finance N.A. LLC, 5.875%, 3/15/11(1)	710,000	731,685
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)(2)	2,150,000	2,197,253
		7,066,663
BEVERAGES — 0.7%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(1)	5,080,000	5,218,877
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(2)	7,580,000	8,763,276
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 4/15/20(1)(2)	3,310,000	3,470,101
Diageo Capital plc, 5.20%, 1/30/13(1)	1,160,000	1,262,819
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(1)	5,307,000	6,343,266
PepsiAmericas, Inc., 4.375%, 2/15/14(1)	800,000	873,475
SABMiller plc, 6.20%, 7/1/11(1)(2)	2,060,000	2,153,332
SABMiller plc, 5.50%, 8/15/13(1)(2)	1,621,000	1,775,023
		29,860,169
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 5.85%, 6/1/17(1)	2,560,000	2,973,425
BUILDING PRODUCTS — 0.1%
Masco Corp., 7.125%, 3/15/20(1)	900,000	875,990
Owens Corning, 6.50%, 12/1/16(1)	3,930,000	4,189,152
		5,065,142
CAPITAL MARKETS — 1.9%
Ameriprise Financial, Inc., 5.30%, 3/15/20(1)	1,900,000	1,990,296
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(1)	3,617,000	4,025,804
Credit Suisse (New York), 5.00%, 5/15/13(1)	4,330,000	4,630,428
Credit Suisse (New York), 5.50%, 5/1/14(1)	2,320,000	2,539,337
Credit Suisse (New York), 5.30%, 8/13/19(1)	3,300,000	3,507,058
Credit Suisse AG, 5.40%, 1/14/20(1)	1,170,000	1,166,290
Deutsche Bank AG (London), 4.875%, 5/20/13(1)	810,000	865,679
Deutsche Bank AG (London), 3.875%, 8/18/14(1)	3,180,000	3,289,281
Goldman Sachs Group, Inc. (The), 5.45%, 11/1/12(1)	400,000	421,698
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(1)	3,600,000	3,872,988
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(1)	3,520,000	3,702,751
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	11,070,000	12,401,743
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(1)	7,120,000	7,053,791
Jefferies Group, Inc., 8.50%, 7/15/19(1)	2,000,000	2,251,582

Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Merrill Lynch & Co., Inc., 6.15%, 4/25/13(1)	$ 1,965,000	$ 2,102,758
Morgan Stanley, 4.20%, 11/20/14(1)	3,400,000	3,361,934
Morgan Stanley, 6.00%, 4/28/15(1)	4,310,000	4,510,842
Morgan Stanley, 6.625%, 4/1/18(1)	3,480,000	3,655,232
Morgan Stanley, 7.30%, 5/13/19(1)	2,430,000	2,619,278
Morgan Stanley, 5.625%, 9/23/19(1)	4,000,000	3,879,236
UBS AG (Stamford Branch), 5.875%, 12/20/17(1)	4,250,000	4,508,043
UBS AG (Stamford Branch), 5.75%, 4/25/18(1)	1,250,000	1,292,399
		77,648,448
CHEMICALS — 0.4%
CF Industries, Inc., 6.875%, 5/1/18	4,130,000	4,212,600
Dow Chemical Co. (The), 4.85%, 8/15/12(1)	1,690,000	1,783,960
Dow Chemical Co. (The), 8.55%, 5/15/19(1)	5,210,000	6,392,118
Mosaic Co. (The), 7.625%, 12/1/16(1)(2)	2,100,000	2,269,218
Rohm & Haas Co., 5.60%, 3/15/13(1)	550,000	590,368
		15,248,264
COMMERCIAL BANKS — 1.8%
Barclays Bank plc, 5.00%, 9/22/16(1)	3,590,000	3,689,285
BB&T Corp., 5.70%, 4/30/14(1)	1,680,000	1,846,930
Fifth Third Bancorp., 6.25%, 5/1/13(1)	3,160,000	3,441,117
HSBC Bank plc, 3.50%, 6/28/15(1)(2)	2,980,000	3,013,453
HSBC Holdings plc, 6.80%, 6/1/38(1)	1,620,000	1,753,791
National Australia Bank Ltd., 2.55%, 1/13/12(1)(2)	13,720,000	13,990,106
National Australia Bank Ltd., 3.75%, 3/2/15(1)(2)	2,110,000	2,163,438
PNC Bank N.A., 4.875%, 9/21/17(1)	882,000	904,103
PNC Bank N.A., 6.00%, 12/7/17(1)	1,830,000	1,999,864
PNC Funding Corp., 3.625%, 2/8/15(1)	2,800,000	2,886,447
PNC Funding Corp., 4.25%, 9/21/15(1)	430,000	450,303
Regions Financial Corp., 5.75%, 6/15/15(1)	1,500,000	1,492,731
SunTrust Bank, 7.25%, 3/15/18(1)	320,000	351,234
Wachovia Bank N.A., 4.80%, 11/1/14(1)	1,500,000	1,572,966
Wachovia Bank N.A., 4.875%, 2/1/15(1)	3,320,000	3,484,456
Wells Fargo & Co., 4.375%, 1/31/13(1)	4,280,000	4,528,552
Wells Fargo & Co., 3.625%, 4/15/15(1)	2,250,000	2,302,506
Wells Fargo & Co., 5.625%, 12/11/17(1)	3,700,000	4,053,476
Westpac Banking Corp., 1.90%, 12/14/12(1)(2)	19,000,000	19,141,189
		73,065,947
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Allied Waste North America, Inc., 6.375%, 4/15/11(1)	2,500,000	2,584,625
Corrections Corp. of America, 6.25%, 3/15/13(1)	4,170,000	4,222,125
Corrections Corp. of America, 7.75%, 6/1/17(1)	2,800,000	2,919,000
Republic Services, Inc., 5.50%, 9/15/19(1)(2)	4,130,000	4,481,517
Republic Services, Inc., 6.20%, 3/1/40(1)(2)	2,470,000	2,664,137
Waste Management, Inc., 4.75%, 6/30/20(1)	2,570,000	2,649,361
Waste Management, Inc., 6.125%, 11/30/39(1)	2,070,000	2,249,378
		21,770,143
COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(1)	5,400,000	6,033,010
CONSUMER FINANCE — 1.2%
American Express Centurion Bank, 5.55%, 10/17/12(1)	1,950,000	2,097,664
American Express Centurion Bank, 6.00%, 9/13/17(1)	4,840,000	5,329,431
American Express Co., 7.25%, 5/20/14(1)	3,500,000	3,982,661

Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Capital One Bank USA N.A., 8.80%, 7/15/19(1)	$ 3,000,000	$ 3,753,822
Capital One Capital V, 10.25%, 8/15/39(1)	1,800,000	1,910,250
General Electric Capital Corp., 3.75%, 11/14/14(1)	9,460,000	9,690,975
General Electric Capital Corp., 4.375%, 9/21/15(1)	4,220,000	4,444,449
General Electric Capital Corp., 5.625%, 9/15/17(1)	5,480,000	5,869,381
General Electric Capital Corp., 6.00%, 8/7/19(1)	3,000,000	3,255,744
General Electric Capital Corp., 5.50%, 1/8/20	3,700,000	3,920,157
John Deere Capital Corp., 4.90%, 9/9/13(1)	1,200,000	1,313,981
SLM Corp., 5.375%, 1/15/13(1)	1,900,000	1,843,982
SLM Corp., 8.00%, 3/25/20(1)	1,560,000	1,373,312
		48,785,809
CONTAINERS & PACKAGING — 0.2%
Ball Corp., 7.125%, 9/1/16(1)	2,950,000	3,101,188
Ball Corp., 6.75%, 9/15/20(1)	3,450,000	3,501,750
		6,602,938
DIVERSIFIED CONSUMER SERVICES — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.625%, 5/1/14(1)	2,120,000	2,256,191
DIVERSIFIED FINANCIAL SERVICES — 2.3%
Arch Western Finance LLC, 6.75%, 7/1/13(1)	3,350,000	3,375,125
Bank of America Corp., 4.90%, 5/1/13(1)	3,050,000	3,198,376
Bank of America Corp., 4.50%, 4/1/15(1)	5,420,000	5,486,232
Bank of America Corp., 6.50%, 8/1/16(1)	13,040,000	14,137,068
Bank of America Corp., 5.75%, 12/1/17(1)	1,790,000	1,860,283
Bank of America Corp., 5.65%, 5/1/18(1)	1,300,000	1,335,190
Bank of America Corp., 5.625%, 7/1/20(1)	5,080,000	5,133,950
Bank of America N.A., 5.30%, 3/15/17(1)	6,439,000	6,496,114
Citigroup, Inc., 6.00%, 12/13/13(1)	6,870,000	7,213,191
Citigroup, Inc., 6.01%, 1/15/15(1)	10,490,000	11,018,004
Citigroup, Inc., 4.75%, 5/19/15	1,420,000	1,421,386
Citigroup, Inc., 6.125%, 5/15/18(1)	2,940,000	3,075,116
Citigroup, Inc., 8.50%, 5/22/19(1)	1,200,000	1,433,786
Citigroup, Inc., 8.125%, 7/15/39(1)	2,600,000	3,115,232
CME Group Index Services LLC, 4.40%, 3/15/18(1)(2)	3,310,000	3,380,616
JPMorgan Chase & Co., 4.65%, 6/1/14(1)	5,360,000	5,722,073
JPMorgan Chase & Co., 3.70%, 1/20/15(1)	2,240,000	2,294,510
JPMorgan Chase & Co., 6.00%, 1/15/18(1)	13,980,000	15,470,254
JPMorgan Chase Bank National Association, 5.875%, 6/13/16(1)(2)	1,250,000	1,369,885
		96,536,391
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
Alltel Corp., 7.875%, 7/1/32(1)	1,190,000	1,508,041
AT&T, Inc., 6.25%, 3/15/11(1)	1,580,000	1,637,431
AT&T, Inc., 6.70%, 11/15/13(1)	2,170,000	2,507,105
AT&T, Inc., 5.10%, 9/15/14(1)	1,000,000	1,110,821
AT&T, Inc., 6.80%, 5/15/36(1)	1,000,000	1,153,301
AT&T, Inc., 6.55%, 2/15/39(1)	4,440,000	5,001,198
British Telecommunications plc, 5.15%, 1/15/13(1)	1,560,000	1,637,393
British Telecommunications plc, 5.95%, 1/15/18(1)	1,850,000	1,933,711
Cellco Partnership/Verizon Wireless Capital LLC, 3.75%, 5/20/11(1)	300,000	307,359
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	1,580,000	1,773,439
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	2,490,000	3,245,137
CenturyLink, Inc., 7.60%, 9/15/39(1)	3,220,000	3,066,744

Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	$ 3,000,000	$ 3,484,698
Deutsche Telekom International Finance BV, 8.75%, 6/15/30(1)	800,000	1,037,866
Embarq Corp., 7.08%, 6/1/16(1)	944,000	1,008,061
France Telecom SA, 4.375%, 7/8/14(1)	3,140,000	3,390,459
New Communications Holdings, Inc., 8.25%, 4/15/17(1)(2)	1,000,000	1,008,750
New Communications Holdings, Inc., 8.50%, 4/15/20(1)(2)	3,500,000	3,526,250
Qwest Corp., 7.875%, 9/1/11(1)	1,950,000	2,037,750
Qwest Corp., 7.50%, 10/1/14(1)	800,000	855,000
Sprint Capital Corp., 7.625%, 1/30/11(1)	2,870,000	2,934,575
Telecom Italia Capital SA, 6.18%, 6/18/14(1)	4,410,000	4,616,013
Telecom Italia Capital SA, 7.00%, 6/4/18(1)	2,500,000	2,669,078
Telefonica Emisiones SAU, 5.98%, 6/20/11(1)	750,000	777,857
Telefonica Emisiones SAU, 5.88%, 7/15/19(1)	2,800,000	2,994,404
Verizon Communications, Inc., 8.75%, 11/1/18(1)	2,670,000	3,479,184
Verizon Communications, Inc., 6.40%, 2/15/38(1)	870,000	964,147
Windstream Corp., 7.875%, 11/1/17(1)	4,740,000	4,651,125
		64,316,897
ELECTRIC UTILITIES — 0.7%
Carolina Power & Light Co., 5.15%, 4/1/15(1)	1,123,000	1,251,909
Carolina Power & Light Co., 5.25%, 12/15/15(1)	545,000	616,064
Carolina Power & Light Co., 5.30%, 1/15/19(1)	770,000	863,252
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(1)	908,000	986,293
Duke Energy Carolinas LLC, 7.00%, 11/15/18(1)	1,670,000	2,081,389
Duke Energy Corp., 6.30%, 2/1/14(1)	1,570,000	1,769,048
Duke Energy Corp., 3.95%, 9/15/14(1)	4,010,000	4,221,925
EDF SA, 4.60%, 1/27/20(1)(2)	3,500,000	3,605,028
Exelon Generation Co. LLC, 5.20%, 10/1/19(1)	2,420,000	2,581,564
FirstEnergy Corp., 6.45%, 11/15/11(1)	96,000	101,443
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	4,870,000	4,982,346
Florida Power Corp., 5.65%, 6/15/18(1)	790,000	900,105
Florida Power Corp., 6.35%, 9/15/37(1)	1,307,000	1,555,987
Niagara Mohawk Power Corp., 4.88%, 8/15/19(2)	1,600,000	1,692,250
Pacificorp, 6.00%, 1/15/39(1)	2,340,000	2,704,181
Southern California Edison Co., 5.625%, 2/1/36(1)	780,000	865,192
		30,777,976
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16(1)	5,120,000	5,376,000
ENERGY EQUIPMENT & SERVICES — 0.1%
Weatherford International Ltd., 9.625%, 3/1/19(1)	3,000,000	3,620,319
FOOD & STAPLES RETAILING — 0.8%
CVS Caremark Corp., 6.60%, 3/15/19(1)	6,230,000	7,266,934
Delhaize Group SA, 5.875%, 2/1/14(1)	3,460,000	3,864,886
Kroger Co. (The), 6.80%, 4/1/11(1)	3,170,000	3,287,956
Kroger Co. (The), 5.00%, 4/15/13(1)	1,580,000	1,692,689
Kroger Co. (The), 6.40%, 8/15/17(1)	3,900,000	4,548,858
Safeway, Inc., 5.80%, 8/15/12(1)	1,670,000	1,815,500
SYSCO Corp., 4.20%, 2/12/13(1)	1,170,000	1,255,321
Wal-Mart Stores, Inc., 5.875%, 4/5/27(1)	1,060,000	1,201,517
Wal-Mart Stores, Inc., 6.20%, 4/15/38(1)	640,000	752,958
Wal-Mart Stores, Inc., 5.625%, 4/1/40(1)	2,800,000	3,071,474
Wal-Mart Stores, Inc., 4.875%, 7/8/40(3)	3,440,000	3,387,196
		32,145,289

Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

FOOD PRODUCTS — 0.7%
Campbell Soup Co., 3.05%, 7/15/17(3)	$ 1,320,000	$ 1,316,185
General Mills, Inc., 5.25%, 8/15/13(1)	4,970,000	5,487,034
General Mills, Inc., 5.65%, 2/15/19(1)	1,660,000	1,890,800
Kellogg Co., 4.45%, 5/30/16(1)	2,400,000	2,626,692
Kraft Foods, Inc., 6.00%, 2/11/13(1)	830,000	915,817
Kraft Foods, Inc., 6.75%, 2/19/14(1)	1,190,000	1,369,327
Kraft Foods, Inc., 5.375%, 2/10/20(1)	1,460,000	1,568,596
Kraft Foods, Inc., 6.50%, 2/9/40(1)	7,050,000	7,922,727
Mead Johnson Nutrition Co., 3.50%, 11/1/14(1)(2)	1,900,000	1,969,785
Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)(2)	2,600,000	2,792,039
Ralcorp Holdings, Inc., 6.625%, 8/15/39(1)	2,500,000	2,741,175
		30,600,177
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Baxter International, Inc., 4.00%, 3/1/14(1)	1,620,000	1,745,378
Baxter International, Inc., 5.90%, 9/1/16(1)	1,130,000	1,328,274
Baxter International, Inc., 5.375%, 6/1/18(1)	650,000	748,317
Boston Scientific Corp., 4.50%, 1/15/15(1)	2,320,000	2,282,242
Covidien International Finance SA, 1.875%, 6/15/13(1)	3,580,000	3,605,901
		9,710,112
HEALTH CARE PROVIDERS & SERVICES — 0.7%
Express Scripts, Inc., 5.25%, 6/15/12(1)	5,700,000	6,093,425
Express Scripts, Inc., 7.25%, 6/15/19(1)	8,020,000	9,717,505
HCA, Inc., 7.875%, 2/15/20(1)	5,140,000	5,313,475
Medco Health Solutions, Inc., 7.25%, 8/15/13(1)	7,061,000	8,153,309
		29,277,714
HOTELS, RESTAURANTS & LEISURE — 0.3%
International Game Technology, 5.50%, 6/15/20(1)	2,150,000	2,223,921
McDonald's Corp., 5.35%, 3/1/18(1)	1,550,000	1,779,164
McDonald's Corp., 6.30%, 10/15/37(1)	560,000	682,550
Yum! Brands, Inc., 8.875%, 4/15/11(1)	600,000	633,994
Yum! Brands, Inc., 6.25%, 3/15/18(1)	2,550,000	2,934,262
Yum! Brands, Inc., 5.30%, 9/15/19(1)	3,545,000	3,821,365
		12,075,256
HOUSEHOLD DURABLES — 0.2%
Jarden Corp., 8.00%, 5/1/16	4,960,000	5,121,200
Toll Brothers Finance Corp., 6.75%, 11/1/19(1)	2,500,000	2,456,568
Whirlpool Corp., 8.60%, 5/1/14(1)	1,800,000	2,124,684
		9,702,452
HOUSEHOLD PRODUCTS(4)
Kimberly-Clark Corp., 6.125%, 8/1/17(1)	560,000	664,190
Kimberly-Clark Corp., 7.50%, 11/1/18(1)	820,000	1,049,792
		1,713,982
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp. (The), 8.00%, 10/15/17(1)	3,500,000	3,552,500
INDUSTRIAL CONGLOMERATES — 0.3%
General Electric Co., 5.00%, 2/1/13(1)	2,734,000	2,934,306
General Electric Co., 5.25%, 12/6/17(1)	4,251,000	4,632,570
Hutchison Whampoa International 09/16 Ltd., 4.625%, 9/11/15(1)(2)	3,600,000	3,766,745
		11,333,621
INSURANCE — 0.9%
Allstate Corp. (The), 7.45%, 5/16/19	4,840,000	5,717,589

Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

American International Group, Inc., 8.25%, 8/15/18(1)	$ 1,550,000	$ 1,577,125
Berkshire Hathaway Finance Corp., 5.00%, 8/15/13(1)	790,000	868,321
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(1)	2,120,000	2,084,486
Hartford Financial Services Group, Inc., 5.50%, 3/30/20(1)	1,330,000	1,294,240
Lincoln National Corp., 6.25%, 2/15/20(1)	2,000,000	2,148,094
MetLife Global Funding I, 2.875%, 9/17/12(1)(2)	600,000	614,713
MetLife Global Funding I, 5.125%, 4/10/13(1)(2)	2,170,000	2,349,138
MetLife, Inc., 6.75%, 6/1/16(1)	5,100,000	5,779,840
New York Life Global Funding, 4.65%, 5/9/13(1)(2)	1,630,000	1,750,048
Prudential Financial, Inc., 3.625%, 9/17/12(1)	1,850,000	1,906,858
Prudential Financial, Inc., 7.375%, 6/15/19(1)	6,390,000	7,416,739
Prudential Financial, Inc., 5.40%, 6/13/35(1)	600,000	541,196
Travelers Cos., Inc. (The), 5.90%, 6/2/19(1)	3,120,000	3,472,735
		37,521,122
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc., 6.125%, 5/15/14(1)	1,500,000	1,598,532
Hasbro, Inc., 6.35%, 3/15/40(1)	3,310,000	3,387,984
		4,986,516
LIFE SCIENCES TOOLS & SERVICES(4)
Thermo Fisher Scientific, Inc., 2.15%, 12/28/12(1)	500,000	506,190
MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(1)	3,450,000	3,786,779
MEDIA — 2.6%
CBS Corp., 8.875%, 5/15/19(1)	2,100,000	2,648,026
CBS Corp., 5.75%, 4/15/20(1)	2,910,000	3,131,614
CBS Corp., 5.50%, 5/15/33(1)	3,780,000	3,486,740
Comcast Corp., 5.90%, 3/15/16(1)	4,904,000	5,536,013
Comcast Corp., 5.15%, 3/1/20(1)	750,000	787,485
Comcast Corp., 6.40%, 5/15/38(1)	650,000	704,172
Comcast Corp., 6.40%, 3/1/40(1)	4,310,000	4,665,230
DirecTV Holdings LLC, 3.55%, 3/15/15(1)	4,120,000	4,153,574
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(1)	7,000,000	7,423,472
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(1)	3,320,000	3,452,800
DISH DBS Corp., 7.00%, 10/1/13(1)	1,500,000	1,552,500
Gannett Co., Inc., 9.375%, 11/15/17(1)(2)	2,023,000	2,139,323
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(1)	6,040,000	6,689,300
Lamar Media Corp., 9.75%, 4/1/14(1)	2,930,000	3,208,350
News America, Inc., 6.90%, 8/15/39(1)	6,010,000	6,930,005
Omnicom Group, Inc., 5.90%, 4/15/16(1)	5,280,000	6,012,616
Time Warner Cable, Inc., 5.40%, 7/2/12(1)	4,410,000	4,713,606
Time Warner Cable, Inc., 6.75%, 7/1/18(1)	6,850,000	7,881,788
Time Warner, Inc., 5.50%, 11/15/11(1)	2,105,000	2,219,567
Time Warner, Inc., 6.875%, 5/1/12(1)	2,380,000	2,594,357
Time Warner, Inc., 4.875%, 3/15/20(1)	1,120,000	1,158,410
Time Warner, Inc., 7.70%, 5/1/32(1)	2,740,000	3,320,159
Viacom, Inc., 6.25%, 4/30/16(1)	9,130,000	10,373,597
Viacom, Inc., 6.875%, 4/30/36(1)	2,800,000	3,186,501
Virgin Media Secured Finance plc, 6.50%, 1/15/18(1)(2)	5,140,000	5,075,750
WMG Acquisition Corp., 9.50%, 6/15/16	4,120,000	4,408,400
		107,453,355
METALS & MINING — 1.0%
Anglo American Capital plc, 9.375%, 4/8/19(1)(2)	2,250,000	2,900,914

Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(1)	$ 1,480,000	$ 1,506,908
ArcelorMittal, 9.85%, 6/1/19(1)	3,850,000	4,822,572
Barrick Gold Corp., 6.95%, 4/1/19	5,390,000	6,479,438
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(1)	3,285,000	3,618,194
Newmont Mining Corp., 6.25%, 10/1/39(1)	4,980,000	5,461,491
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(1)	5,350,000	5,867,628
Rio Tinto Finance USA Ltd., 9.00%, 5/1/19(1)	1,250,000	1,644,382
Teck Resources Ltd., 5.375%, 10/1/15(1)	1,589,000	1,662,153
Teck Resources Ltd., 10.75%, 5/15/19(1)	3,780,000	4,638,608
Vale Overseas Ltd., 5.625%, 9/15/19(1)	1,450,000	1,538,582
Xstrata Finance Canada Ltd., 5.80%, 11/15/16(1)(2)	447,000	480,073
		40,620,943
MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(1)	396,000	406,890
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(1)	2,650,000	2,669,875
		3,076,765
MULTI-UTILITIES — 1.0%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(1)	560,000	621,144
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(1)	950,000	1,011,141
CMS Energy Corp., 8.75%, 6/15/19(1)	4,990,000	5,538,865
Dominion Resources, Inc., 6.40%, 6/15/18(1)	6,000,000	6,964,692
Georgia Power Co., 6.00%, 11/1/13(1)	1,670,000	1,893,124
Pacific Gas & Electric Co., 4.20%, 3/1/11(1)	2,247,000	2,293,466
Pacific Gas & Electric Co., 5.80%, 3/1/37(1)	6,297,000	6,883,408
Pacific Gas & Electric Co., 6.35%, 2/15/38(1)	610,000	714,865
PG&E Corp., 5.75%, 4/1/14(1)	1,670,000	1,852,294
Public Service Co. of Colorado, 5.80%, 8/1/18(1)	790,000	909,859
Sempra Energy, 8.90%, 11/15/13(1)	3,740,000	4,472,557
Sempra Energy, 6.50%, 6/1/16(1)	2,090,000	2,402,453
Sempra Energy, 9.80%, 2/15/19(1)	1,840,000	2,449,244
Sempra Energy, 6.00%, 10/15/39(1)	1,350,000	1,440,751
		39,447,863
OFFICE ELECTRONICS — 0.2%
Xerox Corp., 5.65%, 5/15/13(1)	1,370,000	1,484,261
Xerox Corp., 4.25%, 2/15/15(1)	3,600,000	3,732,512
Xerox Corp., 5.625%, 12/15/19(1)	2,170,000	2,315,603
		7,532,376
OIL, GAS & CONSUMABLE FUELS — 2.6%
Anadarko Petroleum Corp., 5.95%, 9/15/16(1)	2,800,000	2,414,143
Anadarko Petroleum Corp., 6.45%, 9/15/36(1)	3,750,000	2,994,600
Cenovus Energy, Inc., 4.50%, 9/15/14(1)(2)	2,260,000	2,417,344
ConocoPhillips, 5.75%, 2/1/19(1)	4,200,000	4,815,623
ConocoPhillips, 6.50%, 2/1/39(1)	2,270,000	2,755,022
El Paso Corp., 7.875%, 6/15/12(1)	2,630,000	2,774,834
El Paso Corp., 7.25%, 6/1/18(1)	5,150,000	5,193,621
Enbridge Energy Partners LP, 6.50%, 4/15/18(1)	2,470,000	2,771,068
Enbridge Energy Partners LP, 5.20%, 3/15/20(1)	1,610,000	1,663,742
EnCana Corp., 6.50%, 5/15/19	1,000,000	1,152,220
Enterprise Products Operating LLC, 3.70%, 6/1/15(1)	2,500,000	2,532,945
Enterprise Products Operating LLC, 6.30%, 9/15/17(1)	7,050,000	7,902,465
Enterprise Products Operating LLC, 6.125%, 10/15/39(1)	1,000,000	1,002,599
Enterprise Products Operating LLC, 6.45%, 9/1/40(1)	1,600,000	1,689,443

Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

EOG Resources, Inc., 5.625%, 6/1/19(1)	$ 1,800,000	$ 2,029,421
Hess Corp., 6.00%, 1/15/40(1)	2,100,000	2,181,761
Kinder Morgan Energy Partners LP, 6.75%, 3/15/11(1)	450,000	465,901
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(1)	3,630,000	4,141,641
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(1)	2,020,000	2,091,304
Magellan Midstream Partners LP, 6.55%, 7/15/19(1)	2,550,000	2,870,726
Motiva Enterprises LLC, 5.75%, 1/15/20(1)(2)	2,500,000	2,757,953
Nexen, Inc., 5.65%, 5/15/17(1)	1,770,000	1,925,309
Nexen, Inc., 6.20%, 7/30/19(1)	2,610,000	2,938,288
Petrobras International Finance Co., 5.75%, 1/20/20(1)	2,200,000	2,228,602
Petroleos Mexicanos, 6.00%, 3/5/20(1)(2)	2,000,000	2,110,000
Plains All American Pipeline LP/PAA Finance Corp., 4.25%, 9/1/12(1)	1,500,000	1,568,267
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(1)	5,060,000	6,053,369
Shell International Finance BV, 3.10%, 6/28/15(1)	5,900,000	6,000,937
Shell International Finance BV, 4.30%, 9/22/19(1)	220,000	227,692
Shell International Finance BV, 6.375%, 12/15/38(1)	860,000	1,033,501
Talisman Energy, Inc., 7.75%, 6/1/19(1)	6,020,000	7,409,476
Valero Energy Corp., 4.50%, 2/1/15(1)	5,180,000	5,330,381
Williams Partners LP, 5.25%, 3/15/20(1)(2)	2,040,000	2,092,038
XTO Energy, Inc., 5.90%, 8/1/12(1)	2,700,000	2,952,698
XTO Energy, Inc., 6.50%, 12/15/18(1)	3,350,000	4,074,873
XTO Energy, Inc., 6.10%, 4/1/36(1)	615,000	731,857
		105,295,664
PAPER & FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 8.875%, 5/15/31(1)	1,000,000	1,092,500
International Paper Co., 9.375%, 5/15/19(1)	4,350,000	5,631,018
International Paper Co., 7.30%, 11/15/39(1)	3,000,000	3,323,022
		10,046,540
PHARMACEUTICALS — 1.1%
Abbott Laboratories, 2.70%, 5/27/15(1)	1,940,000	1,986,996
Abbott Laboratories, 5.875%, 5/15/16(1)	1,021,000	1,196,572
Abbott Laboratories, 5.30%, 5/27/40(1)	6,480,000	6,836,821
AstraZeneca plc, 5.90%, 9/15/17(1)	830,000	973,196
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(1)	1,630,000	1,783,758
Pfizer, Inc., 6.20%, 3/15/19(1)	5,090,000	6,063,580
Pfizer, Inc., 7.20%, 3/15/39(1)	3,460,000	4,570,857
Roche Holdings, Inc., 5.00%, 3/1/14(1)(2)	2,750,000	3,053,438
Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	3,970,000	4,635,809
Teva Pharmaceutical Finance III LLC, 1.50%, 6/15/12(1)	1,250,000	1,255,541
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(1)	7,600,000	8,151,243
Watson Pharmaceuticals, Inc., 6.125%, 8/15/19(1)	1,740,000	1,963,853
Wyeth, 5.95%, 4/1/37(1)	780,000	887,925
		43,359,589
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Boston Properties LP, 5.00%, 6/1/15(1)	1,000,000	1,038,533
Digital Realty Trust LP, 4.50%, 7/15/15(2)(3)	860,000	861,789
Digital Realty Trust LP, 5.875%, 2/1/20(1)(2)	3,440,000	3,518,604
ProLogis, 5.625%, 11/15/16(1)	1,080,000	1,017,179
ProLogis, 7.375%, 10/30/19(1)	2,540,000	2,493,378
ProLogis, 6.875%, 3/15/20(1)	2,830,000	2,681,295
Reckson Operating Partnership LP, 7.75%, 3/15/20(1)(2)	2,380,000	2,339,183
Simon Property Group LP, 5.30%, 5/30/13(1)	2,600,000	2,799,753

Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Simon Property Group LP, 5.75%, 12/1/15(1)	$ 4,650,000	$ 5,120,380
		21,870,094
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
AMB Property LP, 6.625%, 12/1/19(1)	2,790,000	3,013,881
ROAD & RAIL — 0.3%
CSX Corp., 5.75%, 3/15/13(1)	1,680,000	1,837,727
CSX Corp., 7.375%, 2/1/19(1)	4,500,000	5,524,636
Norfolk Southern Corp., 5.75%, 1/15/16(1)	750,000	852,313
Norfolk Southern Corp., 5.75%, 4/1/18(1)	2,400,000	2,718,931
Union Pacific Corp., 5.75%, 11/15/17(1)	2,780,000	3,145,398
		14,079,005
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(4)
Analog Devices, Inc., 5.00%, 7/1/14(1)	1,550,000	1,677,461
SOFTWARE — 0.2%
Intuit, Inc., 5.75%, 3/15/17(1)	1,833,000	2,017,622
Oracle Corp., 5.25%, 1/15/16(1)	5,000,000	5,683,295
		7,700,917
SPECIALTY RETAIL — 0.4%
GSC Holdings Corp., 8.00%, 10/1/12(1)	1,300,000	1,342,250
Home Depot, Inc. (The), 5.40%, 3/1/16(1)	6,860,000	7,648,413
Home Depot, Inc. (The), 5.875%, 12/16/36(1)	800,000	823,968
Lowe's Cos., Inc., 4.625%, 4/15/20(1)	1,060,000	1,140,396
Ltd. Brands, Inc., 6.90%, 7/15/17(1)	3,050,000	3,072,875
Staples, Inc., 9.75%, 1/15/14(1)	1,650,000	2,025,629
		16,053,531
TOBACCO — 0.2%
Altria Group, Inc., 9.25%, 8/6/19(1)	7,150,000	8,944,200
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
America Movil SAB de CV, 5.00%, 10/16/19(1)(2)	3,570,000	3,710,822
America Movil SAB de CV, 5.00%, 3/30/20(1)(2)	2,200,000	2,286,253
American Tower Corp., 4.625%, 4/1/15	1,000,000	1,041,783
American Tower Corp., 7.25%, 5/15/19(1)	3,700,000	4,236,500
Rogers Cable, Inc., 6.25%, 6/15/13(1)	1,600,000	1,783,482
Rogers Communications, Inc., 6.80%, 8/15/18(1)	1,370,000	1,623,428
SBA Telecommunications, Inc., 8.00%, 8/15/16(1)(2)	1,750,000	1,820,000
SBA Telecommunications, Inc., 8.25%, 8/15/19(1)(2)	2,765,000	2,923,988
Vodafone Group plc, 5.00%, 12/16/13(1)	2,070,000	2,244,592
Vodafone Group plc, 5.45%, 6/10/19(1)	2,120,000	2,275,525
		23,946,373
TOTAL CORPORATE BONDS
(Cost $1,090,816,232)		1,161,670,505
U.S. TREASURY SECURITIES — 26.1%
U.S. Treasury Bonds, 10.625%, 8/15/15(1)	36,000,000	51,519,384
U.S. Treasury Bonds, 6.125%, 11/15/27(1)	13,206,000	17,403,038
U.S. Treasury Bonds, 5.25%, 2/15/29(1)	36,500,000	43,993,925
U.S. Treasury Bonds, 5.375%, 2/15/31(1)	9,500,000	11,708,750
U.S. Treasury Bonds, 4.75%, 2/15/37(1)	5,160,000	5,938,030
U.S. Treasury Bonds, 4.25%, 5/15/39(1)	6,300,000	6,678,000
U.S. Treasury Bonds, 4.50%, 8/15/39(1)	5,000,000	5,521,095
U.S. Treasury Bonds, 4.375%, 11/15/39(1)	64,850,000	70,200,125
U.S. Treasury Bonds, 4.625%, 2/15/40(1)	32,500,000	36,633,610

Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	$ 57,087,000	$ 60,338,276
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20(1)	19,684,129	20,190,070
U.S. Treasury Notes, 1.00%, 10/31/11(1)	100,000,000	100,726,600
U.S. Treasury Notes, 0.75%, 11/30/11(1)	141,000,000	141,567,384
U.S. Treasury Notes, 0.75%, 5/31/12(1)	10,000,000	10,032,070
U.S. Treasury Notes, 1.875%, 6/15/12(1)	85,000,000	87,125,000
U.S. Treasury Notes, 1.375%, 9/15/12(1)	15,000,000	15,233,205
U.S. Treasury Notes, 4.25%, 9/30/12(1)	6,480,000	7,008,528
U.S. Treasury Notes, 1.375%, 11/15/12(1)	50,000,000	50,734,400
U.S. Treasury Notes, 1.375%, 5/15/13(1)	9,700,000	9,821,997
U.S. Treasury Notes, 2.375%, 8/31/14(1)	83,900,000	86,777,518
U.S. Treasury Notes, 2.625%, 12/31/14(1)	30,000,000	31,260,930
U.S. Treasury Notes, 2.25%, 1/31/15(1)	80,000,000	82,031,280
U.S. Treasury Notes, 2.375%, 2/28/15(1)	60,000,000	61,865,760
U.S. Treasury Notes, 2.50%, 4/30/15(1)	35,000,000	36,260,560
U.S. Treasury Notes, 3.00%, 8/31/16(1)	10,000,000	10,444,530
U.S. Treasury Notes, 3.625%, 2/15/20(1)	15,000,000	15,866,025
TOTAL U.S. TREASURY SECURITIES
(Cost $1,039,111,198)		1,076,880,090
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 19.8%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
FNMA, VRN, 5.60%, 3/1/12(1)	3,721,393	3,961,548
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.7%
FHLMC, 5.00%, 10/1/10(1)	552,459	559,447
FHLMC, 6.50%, 12/1/12(1)	2,942	3,196
FHLMC, 6.00%, 1/1/13(1)	34,407	37,345
FHLMC, 7.00%, 11/1/13(1)	9,688	10,325
FHLMC, 7.00%, 6/1/14(1)	27,346	29,377
FHLMC, 6.50%, 6/1/16(1)	47,856	51,654
FHLMC, 6.50%, 6/1/16(1)	99,816	108,433
FHLMC, 5.00%, 11/1/17(1)	1,129,804	1,213,921
FHLMC, 4.50%, 1/1/19(1)	139,710	149,090
FHLMC, 5.00%, 1/1/21(1)	6,319,825	6,782,456
FHLMC, 5.00%, 4/1/21(1)	2,115,534	2,270,398
FHLMC, 7.00%, 9/1/27(1)	11,391	12,933
FHLMC, 6.50%, 1/1/28(1)	20,493	22,778
FHLMC, 7.00%, 2/1/28(1)	2,956	3,356
FHLMC, 6.50%, 3/1/29(1)	111,621	124,256
FHLMC, 6.50%, 6/1/29(1)	73,797	82,150
FHLMC, 7.00%, 8/1/29(1)	14,042	15,965
FHLMC, 7.50%, 8/1/29(1)	25,634	29,362
FHLMC, 6.50%, 5/1/31(1)	2,697	3,002
FHLMC, 6.50%, 5/1/31(1)	58,835	65,495
FHLMC, 6.50%, 6/1/31(1)	792	881
FHLMC, 6.50%, 6/1/31(1)	869	967
FHLMC, 6.50%, 6/1/31(1)	3,218	3,583
FHLMC, 6.50%, 6/1/31(1)	5,505	6,128
FHLMC, 6.50%, 6/1/31(1)	8,562	9,531
FHLMC, 6.50%, 6/1/31(1)	23,435	26,087
FHLMC, 5.50%, 12/1/33(1)	1,567,560	1,691,838

Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

FHLMC, 6.00%, 9/1/35	$ 35,791,956	$ 39,272,725
FHLMC, 5.50%, 12/1/37	7,242,673	7,779,129
FHLMC, 5.50%, 1/1/38(1)	9,399,501	10,103,583
FHLMC, 5.50%, 4/1/38(1)	11,936,760	12,820,901
FHLMC, 6.00%, 8/1/38	1,807,718	1,963,928
FHLMC, 6.50%, 7/1/47(1)	246,611	269,399
FNMA, 6.50%, settlement date 7/15/10(6)	13,694,000	15,001,352
FNMA, 6.00%, 5/1/13(1)	3,883	4,192
FNMA, 6.00%, 5/1/13(1)	9,931	10,787
FNMA, 6.00%, 7/1/13(1)	28,252	30,688
FNMA, 6.00%, 12/1/13(1)	36,576	39,730
FNMA, 6.00%, 1/1/14(1)	30,763	33,415
FNMA, 6.00%, 2/1/14(1)	46,943	50,990
FNMA, 6.00%, 4/1/14(1)	56,671	61,556
FNMA, 5.50%, 12/1/16(1)	217,024	234,911
FNMA, 5.50%, 12/1/16(1)	494,065	534,787
FNMA, 5.00%, 6/1/18	7,555,092	8,125,856
FNMA, 4.50%, 5/1/19(1)	2,427,106	2,589,680
FNMA, 6.50%, 1/1/26(1)	69,222	76,570
FNMA, 7.00%, 12/1/27(1)	8,697	9,856
FNMA, 6.50%, 1/1/28(1)	5,801	6,417
FNMA, 7.00%, 1/1/28(1)	4,018	4,554
FNMA, 7.50%, 4/1/28(1)	25,289	28,796
FNMA, 7.00%, 5/1/28(1)	61,006	69,187
FNMA, 7.00%, 6/1/28(1)	3,985	4,519
FNMA, 6.50%, 1/1/29(1)	15,053	16,811
FNMA, 6.50%, 4/1/29(1)	49,448	55,222
FNMA, 7.00%, 7/1/29(1)	32,160	36,473
FNMA, 7.00%, 7/1/29(1)	37,412	42,457
FNMA, 7.50%, 7/1/29(1)	89,170	101,674
FNMA, 7.50%, 8/1/30(1)	56,093	64,004
FNMA, 7.50%, 9/1/30(1)	30,603	34,886
FNMA, 7.00%, 9/1/31(1)	209,825	237,910
FNMA, 6.50%, 1/1/32(1)	85,425	95,401
FNMA, 7.00%, 6/1/32(1)	922,743	1,044,425
FNMA, 6.50%, 8/1/32(1)	333,836	372,822
FNMA, 5.50%, 2/1/33	30,188,978	32,558,811
FNMA, 5.00%, 6/1/33	25,620,095	27,341,560
FNMA, 5.50%, 6/1/33(1)	2,053,785	2,215,007
FNMA, 5.50%, 7/1/33(1)	9,573,964	10,325,520
FNMA, 5.00%, 8/1/33	6,335,792	6,738,973
FNMA, 5.50%, 8/1/33(1)	1,865,012	2,011,416
FNMA, 5.50%, 9/1/33(1)	2,543,190	2,742,831
FNMA, 5.00%, 11/1/33(1)	16,100,989	17,125,583
FNMA, 5.50%, 1/1/34(1)	4,792,521	5,180,380
FNMA, 5.50%, 2/1/34	9,587,492	10,340,109
FNMA, 5.00%, 3/1/34	9,253,715	9,842,580
FNMA, 4.50%, 1/1/35	31,443,734	32,810,552
FNMA, 5.00%, 6/1/35	17,903,655	19,028,975
FNMA, 5.00%, 7/1/35	32,857,848	34,923,102
FNMA, 5.00%, 8/1/35(1)	1,743,150	1,850,536
FNMA, 4.50%, 9/1/35(1)	5,962,719	6,236,817

Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

FNMA, 5.00%, 10/1/35	$ 9,496,262	$ 10,081,272
FNMA, 5.50%, 12/1/35	46,394,630	49,964,115
FNMA, 5.00%, 2/1/36(1)	6,911,769	7,337,563
FNMA, 5.50%, 4/1/36(1)	7,933,253	8,536,180
FNMA, 5.50%, 5/1/36(1)	16,438,488	17,687,813
FNMA, 5.50%, 7/1/36(1)	5,582,233	6,001,249
FNMA, 5.50%, 2/1/37(1)	2,823,213	3,035,130
FNMA, 5.50%, 5/1/37	9,267,061	9,960,700
FNMA, 6.50%, 8/1/37(1)	2,370,306	2,582,300
FNMA, 6.00%, 11/1/37	33,579,129	36,487,920
FNMA, 5.50%, 12/1/37	28,468,273	30,599,122
FNMA, 5.50%, 2/1/38(1)	5,490,957	5,901,955
FNMA, 5.50%, 6/1/38	8,466,712	9,100,445
FNMA, 6.00%, 9/1/38	3,256,545	3,513,710
FNMA, 6.00%, 11/1/38	4,037,500	4,356,337
FNMA, 5.50%, 12/1/38	21,730,437	23,356,959
FNMA, 5.00%, 1/1/39	10,521,563	11,151,060
FNMA, 4.50%, 2/1/39	18,510,836	19,231,601
FNMA, 6.50%, 6/1/47(1)	135,783	148,309
FNMA, 6.50%, 8/1/47(1)	549,426	600,110
FNMA, 6.50%, 8/1/47(1)	560,274	611,959
FNMA, 6.50%, 9/1/47(1)	62,285	68,031
FNMA, 6.50%, 9/1/47(1)	337,693	368,845
FNMA, 6.50%, 9/1/47(1)	822,353	898,215
FNMA, 6.50%, 9/1/47(1)	893,270	975,674
GNMA, 6.00%, settlement date 7/15/10(6)	7,000,000	7,626,724
GNMA, 7.50%, 8/20/17(1)	33,971	37,283
GNMA, 7.00%, 11/15/22(1)	44,607	50,294
GNMA, 7.00%, 4/20/26(1)	8,799	9,835
GNMA, 7.50%, 8/15/26(1)	16,835	19,137
GNMA, 8.00%, 8/15/26(1)	8,723	10,097
GNMA, 7.50%, 4/15/27(1)	1,205	1,371
GNMA, 7.50%, 5/15/27(1)	20,188	22,969
GNMA, 8.00%, 6/15/27(1)	17,341	20,096
GNMA, 7.50%, 11/15/27(1)	2,171	2,470
GNMA, 7.00%, 2/15/28(1)	5,214	5,927
GNMA, 7.50%, 2/15/28(1)	8,002	9,113
GNMA, 6.50%, 3/15/28(1)	14,887	16,729
GNMA, 7.00%, 4/15/28(1)	2,603	2,960
GNMA, 6.50%, 5/15/28(1)	1,701	1,912
GNMA, 6.50%, 5/15/28(1)	5,743	6,454
GNMA, 6.50%, 5/15/28(1)	39,623	44,528
GNMA, 7.00%, 12/15/28(1)	11,476	13,046
GNMA, 7.00%, 5/15/31(1)	82,300	93,539
GNMA, 4.50%, 8/15/33	7,550,756	7,933,485
GNMA, 6.00%, 9/20/38(1)	10,646,382	11,626,740
GNMA, 5.50%, 11/15/38	20,921,379	22,642,815
GNMA, 6.00%, 1/20/39	2,491,821	2,721,243
GNMA, 5.00%, 3/20/39	17,369,333	18,514,463
GNMA, 4.50%, 4/15/39	27,868,191	29,106,585
GNMA, 4.50%, 11/15/39	54,197,554	56,605,960

Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

GNMA, 5.00%, 2/20/40	$ 54,395,486	$ 58,108,266
		813,626,914
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $782,846,815)		817,588,462
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 8.3%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 3.6%
FHLB, 1.875%, 6/21/13	20,300,000	20,721,002
FHLB, 4.81%, 8/20/15(1)	3,952,800	4,351,714
FHLMC, 5.00%, 1/30/14(1)	17,800,000	20,038,991
FHLMC, 2.875%, 2/9/15(1)	18,800,000	19,613,908
FHLMC, 4.875%, 6/13/18(1)	5,395,000	6,120,638
FNMA, 4.375%, 7/17/13(1)	5,461,000	5,988,025
FNMA, 2.75%, 3/13/14(1)	30,000,000	31,322,550
FNMA, 5.375%, 6/12/17(1)	15,000,000	17,513,730
FNMA, 6.625%, 11/15/30(1)	16,000,000	20,897,296
		146,567,854
GOVERNMENT-BACKED CORPORATE BONDS(7) — 4.7%
Ally Financial, Inc., 1.75%, 10/30/12(1)	29,500,000	30,035,690
Bank of America Corp., 3.125%, 6/15/12(1)	9,000,000	9,405,198
Citigroup Funding, Inc., 1.875%, 10/22/12	12,000,000	12,261,900
Citigroup Funding, Inc., 1.875%, 11/15/12(1)	21,700,000	22,175,490
General Electric Capital Corp., 2.20%, 6/8/12(1)	9,220,000	9,469,549
General Electric Capital Corp., 2.625%, 12/28/12(1)	20,000,000	20,801,180
Goldman Sachs Group, Inc. (The), 1.625%, 7/15/11(1)	7,100,000	7,185,328
HSBC USA, Inc., 3.125%, 12/16/11(1)	20,000,000	20,725,700
Morgan Stanley, 2.00%, 9/22/11(1)	6,700,000	6,818,396
PNC Funding Corp., 2.30%, 6/22/12(1)	20,000,000	20,606,600
State Street Corp., 2.15%, 4/30/12(1)	12,000,000	12,296,220
US Bancorp., 1.80%, 5/15/12	18,000,000	18,354,762
Wells Fargo & Co., 2.125%, 6/15/12(1)	5,000,000	5,137,760
		195,273,773
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $330,671,758)		341,841,627
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 6.1%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(1)	12,408,000	12,562,153
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(1)	4,000,000	4,092,366
Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class C, VRN, 7.63%, 7/1/10(1)	119,424	119,200
Commercial Mortgage Pass-Through Certificates, Series 2004 LB2A, Class A3 SEQ, 4.22%, 3/10/39(1)	6,073,692	6,116,687
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 7/1/10	11,800,000	12,238,171
Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.45%, 7/15/10, resets monthly off the 1-month LIBOR plus 0.10% with no caps(1)(2)	45,067	45,014

Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.53%, 7/15/10, resets monthly off the 1-month LIBOR plus 0.18% with no caps(1)(2)	$ 3,501,438	$ 3,034,135
First Union National Bank Commercial Mortgage, Series 2000 C1, Class C, VRN, 8.09%, 7/1/10(1)	6,470,894	6,465,441
GMAC Commercial Mortgage Securities, Inc., Series 2000 C3, Class A2 SEQ, 6.96%, 9/15/35(1)	12,318,495	12,412,747
GMAC Commercial Mortgage Securities, Inc., Series 2000 C3, Class B, 7.06%, 9/15/35	9,664,000	9,824,670
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.44%, 7/5/10, resets monthly off the 1-month LIBOR plus 0.09% with no caps(1)(2)	264,302	251,731
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(1)	24,325,388	25,181,729
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A2 SEQ, 4.48%, 7/10/39(1)	13,048,522	13,042,588
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(1)	7,350,000	7,477,150
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	13,092,000	13,563,820
Heller Financial Commercial Mortgage Asset, Series 2000 PH1, Class D, VRN, 8.08%, 7/1/10	5,000,000	4,995,169
JP Morgan Commercial Mortgage Finance Corp., Series 2000 C10, Class B, VRN, 7.53%, 7/1/10	1,476,727	1,477,909
LB-UBS Commercial Mortgage Trust, Series 2003 C3, Class A3 SEQ, 3.85%, 5/15/27(1)	7,001,667	7,164,408
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(1)	10,550,000	10,700,721
LB-UBS Commercial Mortgage Trust, Series 2004 C6, Class A3 SEQ, 4.55%, 8/15/29(1)	8,800,000	8,872,905
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)	16,035,752	16,035,751
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(1)	14,790,000	15,136,354
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.42%, 7/15/10, resets monthly off the 1-month LIBOR plus 0.07% with no caps(1)(2)	1,684,313	1,595,505
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(1)	4,502,387	4,597,218
Morgan Stanley Capital I, Series 2004 HQ3, Class A3 SEQ, 4.49%, 1/13/41(1)	4,835,660	4,945,811
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(1)	8,500,000	8,565,413
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(1)	5,220,000	5,274,600
Wachovia Bank Commercial Mortgage Trust, Series 2005 C19, Class A2 SEQ, 4.52%, 5/15/44(1)	942,438	942,230
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 7/1/10(1)	15,700,000	16,314,668
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 7/1/10(1)	20,000,000	20,890,378
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $250,597,771)		253,936,642
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 3.6%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(1)	2,905,249	2,132,833

Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A3, VRN, 3.32%, 7/1/10(1)	$ 2,294,067	$ 1,884,197
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.20%, 7/1/10(1)	10,436,655	9,445,085
Chase Mortgage Finance Corp., Series 2005 A1, Class 2A2 SEQ, VRN, 5.21%, 7/1/10(1)	3,070,857	2,846,003
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(1)	1,764,395	1,734,126
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18(1)	4,126,714	4,277,736
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3, VRN, 3.51%, 7/1/10(1)	7,605,046	6,497,660
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(1)	6,397,732	6,222,108
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	5,591,637	5,007,887
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(1)	4,618,512	4,037,896
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 2.90%, 7/1/10(1)	2,452,160	2,298,180
GSR Mortgage Loan Trust, Series 2005 6F, Class 3A15, 5.50%, 7/25/35(1)	8,955,910	8,592,560
J.P. Morgan Mortgage Trust, Series 2004 S2, Class 1A3 SEQ, 4.75%, 11/25/19	5,159,819	5,199,357
J.P. Morgan Mortgage Trust, Series 2005 A4, Class 2A1, VRN, 2.90%, 7/1/10(1)	4,706,072	4,200,713
J.P. Morgan Mortgage Trust, Series 2005 A6, Class 7A1, VRN, 4.59%, 7/1/10(1)	10,134,712	8,529,267
J.P. Morgan Mortgage Trust, Series 2005 A8, Class 6A2, VRN, 4.98%, 7/1/10(1)	368,912	347,857
J.P. Morgan Mortgage Trust, Series 2006 A3, Class 2A1 SEQ, VRN, 5.54%, 7/1/10	2,160,484	1,925,360
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(1)	86,038	87,880
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	7,121,520	7,125,227
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	2,296,739	2,229,497
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR1, Class 2A2 SEQ, VRN, 5.48%, 7/1/10(1)	5,778,581	5,706,479
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR15, Class A1, VRN, 5.45%, 7/1/10	3,390,615	2,893,973
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR19, Class A1, VRN, 5.50%, 7/1/10(1)	1,809,380	1,677,454
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	11,127,475	10,680,073
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36(1)	10,600,000	9,182,764
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	7,029,286	6,356,941
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37(1)	2,602,438	2,269,160
		123,388,273
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
FHLMC, Series 2702, Class AB, 4.50%, 7/15/27	5,764,718	5,880,807
FHLMC, Series 2840, Class VK, 5.50%, 7/15/15	2,156,696	2,360,028
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(1)	3,054,000	3,318,147

Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(1)		$ 10,000,000	$ 10,754,537
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19(1)		19,108	21,345
FNMA, Series 2003-10, Class HW SEQ, 5.00%, 11/25/16(1)		2,030,890	2,062,296
			24,397,160
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $142,025,166)			147,785,433
MUNICIPAL SECURITIES — 2.3%
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(1)(3)		2,200,000	2,223,628
California GO, (Building Bonds), 6.65%, 3/1/22(1)		1,660,000	1,766,655
California GO, (Building Bonds), 7.55%, 4/1/39(1)		5,000,000	5,470,050
California GO, (Building Bonds), 7.30%, 10/1/39(1)		2,300,000	2,428,777
California State Department of Water Resources Power Rev., Series 2010 L, 5.00%, 5/1/20(1)		20,514,000	23,342,470
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(1)		5,602,000	4,451,685
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35		2,110,000	2,093,880
Irvine Ranch Water District Joint Powers Agency Rev., (Taxable Issue 2), 2.61%, 3/15/14(1)(8)		7,700,000	7,902,818
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(1)		1,225,000	1,239,614
Los Angeles Unified School District GO, Series 2010 J1, (Election of 2005), 5.98%, 5/1/27(1)		1,000,000	1,061,120
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(1)		2,050,000	2,173,226
Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(1)		4,450,000	4,407,591
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(1)		1,715,000	2,170,504
New York GO, (Building Bonds), 5.97%, 3/1/36(1)		4,250,000	4,488,170
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(1)		1,425,000	1,474,547
Northern California Power Agency Rev., Series 2010 B, 7.31%, 6/1/40(1)		1,000,000	1,034,700
Oregon State Department of Transportation Highway Usertax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(1)		1,420,000	1,569,881
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39(1)		1,700,000	1,943,253
San Francisco City & County Public Utilities Commission Rev., (Building Bonds), 6.00%, 11/1/40(1)		3,390,000	3,519,159
Texas GO, (Building Bonds), 5.52%, 4/1/39(1)		5,000,000	5,440,000
University of California Rev., (Building Bonds), 5.77%, 5/15/43(1)		3,320,000	3,491,910
Utah GO, Series 2009 D, (Building Bonds), 4.55%, 7/1/24(1)		6,050,000	6,569,272
Washington GO, (Building Bonds), 5.14%, 8/1/40(1)		3,580,000	3,648,951
TOTAL MUNICIPAL SECURITIES
(Cost $90,647,178)			93,911,861
SOVEREIGN GOVERNMENTS & AGENCIES — 1.9%
BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19(1)		6,210,000	6,846,525
CANADA — 0.1%
Hydro Quebec, 8.40%, 1/15/22(1)		246,000	343,907
Province of Ontario Canada, 5.45%, 4/27/16(1)		3,630,000	4,180,021
			4,523,928
GERMANY — 0.7%
German Federal Republic, 3.50%, 7/4/19	EUR	17,200,000	22,778,108
KfW, 4.125%, 10/15/14(1)		$ 5,020,000	5,433,879
			28,211,987

Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

ITALY — 0.5%
Republic of Italy, 4.00%, 9/1/20	EUR	17,700,000	$ 21,629,380
MEXICO — 0.2%
United Mexican States, 5.95%, 3/19/19(1)		$ 6,130,000	6,834,950
United Mexican States, 6.05%, 1/11/40(1)		1,500,000	1,590,000
			8,424,950
NORWAY — 0.1%
Government of Norway, 6.00%, 5/16/11	NOK	31,900,000	5,060,668
POLAND — 0.1%
Poland Government International Bond, 6.375%, 7/15/19(1)		$ 2,600,000	2,891,580
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $79,417,731)			77,589,018
ASSET-BACKED SECURITIES(5) — 0.3%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16		11,700,000	11,923,751
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A4 SEQ, 6.19%, 3/1/13(1)		412,455	422,380
SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 0.55%, 7/26/10, resets quarterly off the 3-month LIBOR plus 0.23% with no caps(1)		1,151,810	1,152,190
TOTAL ASSET-BACKED SECURITIES
(Cost $13,263,978)			13,498,321
SHORT-TERM INVESTMENTS — 0.2%
Government of Canada Treasury Bill, 0.32%, 7/22/10(9)
(Cost $8,995,853)	CAD	9,010,000	8,462,231
TEMPORARY CASH INVESTMENTS — 3.2%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.50%, 6/30/17, valued at $135,468,425), in a joint trading account at 0.00%, dated 6/30/10, due 7/1/10 (Delivery value $132,791,000) (Cost $132,791,000)			132,791,000
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $3,961,184,680)			4,125,955,190
OTHER ASSETS AND LIABILITIES(4)			(380,246)
TOTAL NET ASSETS — 100.0%			$4,125,574,944

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
7,994,771	EUR for USD	7/30/10	$ 9,777,152	$ 849,818
4,730,000	EUR for USD	7/30/10	5,784,522	264,674
6,000,000	EUR for USD	7/30/10	7,337,660	295,870
17,779,650	EUR for USD	7/30/10	21,743,504	234,277
			$44,642,838	$1,644,639

(Value on Settlement Date $46,287,477)

Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
641	U.S. Long Bond	September 2010	$81,727,500	$2,402,199

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
2,135	U.S. Treasury 2-Year Notes	September 2010	$467,198,047	$(2,039,704)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$ 7,600,000	Pay quarterly a fixed rate equal to 0.12% per annum multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	-	$224,193
CREDIT DEFAULT - SELL PROTECTION
42,200,000	Receive quarterly a fixed rate equal to 1.00% per annum multiplied by the notional amount and pay Bank of America N.A. upon each default event of one of the issues of CDX North America Investment Grade 14 Index, par value of the proportional notional amount. Expires June 2015.*	$(328,367)	(359,847)
		$(328,367)	$(135,654)
*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
CDX	-	Credit Derivative Indexes
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
NOK	-	Norwegian Krone
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security, or a portion thereof, has been segregated for forward commitments, when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $621,767,000.

(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $148,094,681, which represented 3.6% of total net assets.

(3)	When-issued security.
(4)	Category is less than 0.05% of total net assets.
(5)	Final maturity indicated, unless otherwise noted.
(6)	Forward commitment.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(8)	Escrowed to maturity in U.S. government securities or state and local government securities.
(9)	The rate indicated is the yield to maturity at purchase.

Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	–	$1,161,670,505	–
U.S. Treasury Securities	–	1,076,880,090	–
U.S. Government Agency Mortgage-Backed Securities	–	817,588,462	–
U.S. Government Agency Securities and Equivalents	–	341,841,627	–
Commercial Mortgage-Backed Securities	–	253,936,642	–
Collateralized Mortgage Obligations	–	147,785,433	–
Municipal Securities	–	93,911,861	–
Sovereign Governments & Agencies	–	77,589,018	–
Asset-Backed Securities	–	13,498,321	–
Short-Term Investments	–	8,462,231	–
Temporary Cash Investments	–	132,791,000	–
Total Value of Investment Securities	–	$4,125,955,190	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$1,644,639	–
Futures Contracts	$362,495	–	–
Swap Agreements	–	(464,021)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$362,495	$1,180,618	–

Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,961,184,680
Gross tax appreciation of investments	$ 174,308,705
Gross tax depreciation of investments	(9,538,195)
Net tax appreciation (depreciation) of investments	$ 164,770,510

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Fund

June 30, 2010

High-Yield – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

CORPORATE BONDS — 86.8%
AEROSPACE & DEFENSE — 1.1%
Bombardier, Inc., 7.50%, 3/15/18(1)(2)	$ 900,000	$ 931,500
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. PIK, 8.875%, 4/1/15(2)	1,098,566	873,360
L-3 Communications Corp., 6.375%, 10/15/15(2)	250,000	251,250
Triumph Group, Inc., 8.00%, 11/15/17(2)	1,200,000	1,152,000
		3,208,110
AUTO COMPONENTS — 1.6%
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17(1)(2)	500,000	517,500
American Axle & Manufacturing, Inc., 7.875%, 3/1/17(2)	700,000	610,750
Goodyear Tire & Rubber Co. (The), 9.00%, 7/1/15(2)	1,000,000	1,032,500
Goodyear Tire & Rubber Co. (The), 10.50%, 5/15/16(2)	500,000	546,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16(1)(2)	750,000	733,125
Tenneco, Inc., 8.125%, 11/15/15(2)	500,000	505,000
TRW Automotive, Inc., 8.875%, 12/1/17(1)(2)	500,000	517,500
		4,462,625
AUTOMOBILES — 0.2%
Ford Motor Co., 7.45%, 7/16/31(2)	650,000	589,875

BUILDING PRODUCTS — 0.2%
Nortek, Inc., 11.00%, 12/1/13	652,888	683,900
CHEMICALS — 1.7%
Ashland, Inc., 9.125%, 6/1/17(2)	500,000	550,000
CF Industries, Inc., 7.125%, 5/1/20	250,000	256,875
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,000,000	907,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14(2)	1,200,000	1,140,000
Huntsman International LLC, 7.875%, 11/15/14	650,000	630,500
Nalco Co., 8.25%, 5/15/17(2)	250,000	260,000
Solutia, Inc., 8.75%, 11/1/17(2)	1,000,000	1,045,000
		4,789,875
COMMERCIAL BANKS — 0.4%
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)(3)(4)(7)	1,000,000	510,000
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/29/17(3)(4)	1,000,000	577,500
		1,087,500
COMMERCIAL SERVICES & SUPPLIES — 2.3%
ACCO Brands Corp., 10.625%, 3/15/15(2)	500,000	545,000
ARAMARK Corp., 8.50%, 2/1/15(2)	1,550,000	1,573,250
Cenveo Corp., 7.875%, 12/1/13(2)	1,250,000	1,206,250
Cenveo Corp., 8.375%, 6/15/14(2)	350,000	299,250
Corrections Corp. of America, 7.75%, 6/1/17(2)	1,300,000	1,355,250
Iron Mountain, Inc., 8.375%, 8/15/21(2)	500,000	512,500
KAR Auction Services, Inc., 8.75%, 5/1/14(2)	1,000,000	1,010,000
		6,501,500
COMMUNICATIONS EQUIPMENT — 0.2%
Viasat, Inc., 8.875%, 9/15/16(2)	450,000	460,125

High-Yield – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

COMPUTERS & PERIPHERALS — 0.2%
Seagate Technology HDD Holdings, 6.80%, 10/1/16(2)	$ 650,000	$ 633,750
CONSTRUCTION MATERIALS — 0.6%
Ply Gem Industries, Inc., 11.75%, 6/15/13	1,500,000	1,575,000
CONSUMER FINANCE — 4.9%
Ally Financial, Inc., 8.30%, 2/12/15(1)(2)	2,000,000	2,030,000
American General Finance Corp., 4.875%, 7/15/12(2)	2,000,000	1,820,000
Capital One Capital V, 10.25%, 8/15/39(2)	1,000,000	1,061,250
Ford Motor Credit Co. LLC, 7.25%, 10/25/11(2)	1,100,000	1,130,437
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	1,100,000	1,125,578
Ford Motor Credit Co. LLC, 8.70%, 10/1/14	1,000,000	1,043,473
Ford Motor Credit Co. LLC, 8.125%, 1/15/20(2)	1,000,000	1,023,047
GMAC, Inc., 6.875%, 9/15/11	1,325,000	1,349,844
GMAC, Inc., 8.00%, 11/1/31	1,000,000	927,500
National Money Mart Co., 10.375%, 12/15/16(1)	500,000	510,000
SLM Corp., 5.375%, 1/15/13(2)	1,000,000	970,517
SLM Corp., 8.00%, 3/25/20(2)	1,000,000	880,328
		13,871,974
CONTAINERS & PACKAGING — 1.3%
Ball Corp., 6.625%, 3/15/18(2)	250,000	251,250
BWAY Holding Co., 10.00%, 6/15/18(1)	1,000,000	1,047,500
Graham Packaging Co. LP/GPC Capital Corp I, 9.875%, 10/15/14	1,000,000	1,027,500
Graham Packaging Co. LP/GPC Capital Corp I, 8.25%, 1/1/17(1)	500,000	495,000
Rock-Tenn Co., 9.25%, 3/15/16(2)	750,000	808,125
		3,629,375
DIVERSIFIED — 2.1%
iShares iBoxx $ High Yield Corporate Bond Fund (ETF)(in shares)	72,100	6,121,290
DIVERSIFIED FINANCIAL SERVICES — 2.9%
BankAmerica Capital II, 8.00%, 12/15/26(2)	900,000	879,750
CIT Group Funding Co. of Delaware LLC, 10.25%, 5/1/17	1,000,000	1,027,500
CIT Group, Inc., 7.00%, 5/1/13	105,850	101,881
CIT Group, Inc., 7.00%, 5/1/14	158,775	150,439
CIT Group, Inc., 7.00%, 5/1/15	158,775	147,264
CIT Group, Inc., 7.00%, 5/1/17	1,370,476	1,240,281
CIT Group, Inc., Series ., 7.00%, 5/1/16	2,264,626	2,077,794
Citigroup Capital XXI, VRN, 8.30%, 12/21/37(2)	1,500,000	1,468,407
LBI Escrow Corp., 8.00%, 11/1/17(1)	1,150,000	1,187,375
		8,280,691
DIVERSIFIED TELECOMMUNICATION SERVICES — 7.9%
Cincinnati Bell, Inc., 8.75%, 3/15/18(2)	1,550,000	1,414,375
Frontier Communications Corp., 6.25%, 1/15/13(2)	461,000	464,458
Frontier Communications Corp., 7.125%, 3/15/19(2)	600,000	558,000
Global Crossing Ltd., 12.00%, 9/15/15(1)(2)	1,250,000	1,331,250
Intelsat Jackson Holdings SA, 11.25%, 6/15/16(2)	750,000	802,500
Intelsat Luxembourg SA, 11.25%, 2/4/17(5)	2,000,000	2,035,000
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/15(2)	1,725,000	1,761,656
Level 3 Financing, Inc., 9.25%, 11/1/14	1,025,000	935,313
Level 3 Financing, Inc., 10.00%, 2/1/18(1)(2)	1,000,000	890,000
MetroPCS Wireless, Inc., 9.25%, 11/1/14(2)	1,250,000	1,293,750
New Communications Holdings, Inc., 8.25%, 4/15/17(1)(2)	1,000,000	1,008,750
New Communications Holdings, Inc., 8.50%, 4/15/20(1)(2)	1,500,000	1,511,250

High-Yield – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Nordic Telephone Co. Holdings ApS, 8.875%, 5/1/16(1)(2)	$ 675,000	$ 696,937
Qwest Corp., 8.375%, 5/1/16(2)	1,000,000	1,097,500
Sprint Capital Corp., 6.90%, 5/1/19(2)	1,650,000	1,501,500
Sprint Capital Corp., 8.75%, 3/15/32(2)	1,000,000	960,000
Wind Acquisition Finance SA, 11.75%, 7/15/17(1)	2,000,000	2,060,000
Windstream Corp., 8.625%, 8/1/16(2)	875,000	885,937
Windstream Corp., 7.875%, 11/1/17(2)	1,500,000	1,471,875
		22,680,051
ELECTRIC UTILITIES — 0.8%
Edison Mission Energy, 7.00%, 5/15/17(2)	1,300,000	838,500
Energy Future Holdings Corp., 10.875%, 11/1/17(2)(5)	1,000,000	745,000
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15(2)(5)	1,000,000	665,000
		2,248,500
ELECTRICAL EQUIPMENT — 0.7%
Baldor Electric Co., 8.625%, 2/15/17(2)	1,000,000	1,040,000
Belden, Inc., 9.25%, 6/15/19(1)(2)	1,000,000	1,060,000
		2,100,000
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Jabil Circuit, Inc., 7.75%, 7/15/16(2)	1,250,000	1,312,500
Sanmina-SCI Corp., 6.75%, 3/1/13(2)	250,000	248,125
Sanmina-SCI Corp., 8.125%, 3/1/16(2)	2,000,000	1,980,000
		3,540,625
ENERGY EQUIPMENT & SERVICES — 0.6%
Basic Energy Services, Inc., 11.625%, 8/1/14(2)	500,000	540,000
Parker Drilling Co., 9.125%, 4/1/18(1)(2)	500,000	477,500
Pioneer Drilling Co., 9.875%, 3/15/18(1)(2)	775,000	763,375
		1,780,875
FOOD & STAPLES RETAILING — 1.9%
Ingles Markets, Inc., 8.875%, 5/15/17(2)	1,000,000	1,022,500
Rite Aid Corp., 8.625%, 3/1/15(2)	1,000,000	820,000
Rite Aid Corp., 7.50%, 3/1/17(2)	750,000	667,500
SUPERVALU, Inc., 8.00%, 5/1/16(2)	2,000,000	1,990,000
Susser Holdings LLC/Susser Finance Corp., 8.50%, 5/15/16(1)	1,000,000	1,005,000
		5,505,000
FOOD PRODUCTS — 0.7%
Michael Foods, Inc., 9.75%, 7/15/18(1)(2)	250,000	258,125
Smithfield Foods, Inc., 7.75%, 5/15/13(2)	750,000	746,719
Smithfield Foods, Inc., 7.75%, 7/1/17(2)	1,100,000	1,056,000
		2,060,844
GAS UTILITIES — 0.5%
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 8.75%, 4/15/18(2)	1,000,000	1,015,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20(2)	350,000	356,125
		1,371,125
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Biomet, Inc, 10.00%, 10/15/17(2)	600,000	648,000
Biomet, Inc, 11.625%, 10/15/17(2)	1,975,000	2,147,812
Inverness Medical Innovations, Inc., 9.00%, 5/15/16(2)	1,500,000	1,507,500
		4,303,312

High-Yield – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

HEALTH CARE PROVIDERS & SERVICES — 5.5%
Capella Healthcare, Inc., 9.25%, 7/1/17(1)(2)	$ 1,100,000	$ 1,113,750
CHS/Community Health Systems, Inc., 8.875%, 7/15/15(2)	1,400,000	1,447,250
DaVita, Inc., 7.25%, 3/15/15(2)	1,300,000	1,306,500
HCA, Inc., 6.50%, 2/15/16(2)	1,350,000	1,265,625
HCA, Inc., 9.25%, 11/15/16(2)	1,500,000	1,593,750
HCA, Inc., 7.69%, 6/15/25(2)	2,000,000	1,800,000
HCA, Inc., 8.50%, 4/15/19(2)	1,000,000	1,065,000
HealthSouth Corp., 10.75%, 6/15/16	1,250,000	1,356,250
HealthSouth Corp., 8.125%, 2/15/20	500,000	493,750
Omnicare, Inc., 6.875%, 12/15/15(2)	1,000,000	1,005,000
Radiation Therapy Services, Inc., 9.875%, 4/15/17(1)	500,000	482,500
Sun Healthcare Group, Inc., 9.125%, 4/15/15	750,000	789,375
Tenet Healthcare Corp., 8.875%, 7/1/19(1)	2,000,000	2,130,000
		15,848,750
HOTELS, RESTAURANTS & LEISURE — 5.2%
Ameristar Casinos, Inc., 9.25%, 6/1/14(2)	1,750,000	1,841,875
Games Merger Corp., 11.00%, 6/1/18(1)	700,000	708,750
Gaylord Entertainment Co., 6.75%, 11/15/14(2)	1,000,000	967,500
Harrah's Operating Co., Inc., 11.25%, 6/1/17(2)	1,500,000	1,586,250
Harrah's Operating Co., Inc., 10.00%, 12/15/18(2)	2,000,000	1,650,000
MGM Mirage, 6.75%, 9/1/12(2)	300,000	280,500
MGM Mirage, 10.375%, 5/15/14(2)	250,000	273,125
MGM Mirage, 7.625%, 1/15/17(2)	1,500,000	1,181,250
MGM Mirage, 9.00%, 3/15/20(1)(2)	1,350,000	1,393,875
Penn National Gaming, Inc., 8.75%, 8/15/19(2)	250,000	258,125
Pinnacle Entertainment, Inc., 7.50%, 6/15/15(2)	1,250,000	1,178,125
Pinnacle Entertainment, Inc., 8.625%, 8/1/17(1)(2)	1,000,000	1,035,000
Pinnacle Entertainment, Inc., 8.75%, 5/15/20(1)(2)	500,000	465,625
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18(2)	600,000	603,000
Universal City Development Partners Ltd., 8.875%, 11/15/15(1)	500,000	505,000
Universal City Development Partners Ltd., 10.875%, 11/15/16(1)	500,000	512,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14(2)	500,000	503,750
		14,944,250
HOUSEHOLD DURABLES — 1.5%
Jarden Corp., 8.00%, 5/1/16	1,250,000	1,290,625
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	1,250,000	1,256,250
Sealy Mattress Co., 10.875%, 4/15/16(1)(2)	989,000	1,097,790
Yankee Acquisition Corp., 8.50%, 2/15/15(2)	700,000	711,375
		4,356,040
HOUSEHOLD PRODUCTS — 0.5%
Central Garden and Pet Co., 8.25%, 3/1/18	1,500,000	1,494,375
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.2%
AES Corp. (The), 8.75%, 5/15/13(1)(2)	339,000	345,780
AES Corp. (The), 9.75%, 4/15/16(1)(2)	500,000	540,000
AES Corp. (The), 8.00%, 10/15/17(2)	1,250,000	1,268,750
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(1)(2)	1,000,000	1,027,500
Dynegy Holdings, Inc., 7.75%, 6/1/19(2)	1,000,000	696,250
NRG Energy, Inc., 7.375%, 2/1/16(2)	1,750,000	1,745,625

High-Yield – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

RRI Energy, Inc., 7.625%, 6/15/14(2)	$ 750,000	$ 742,500
		6,366,405
INSURANCE — 2.3%
American International Group, Inc., 8.25%, 8/15/18(2)	1,000,000	1,017,500
American International Group, Inc., VRN, 8.175%, 5/15/38(2)	1,000,000	797,500
Fairfax Financial Holdings Ltd., 7.75%, 6/15/17(2)	675,000	695,250
International Lease Finance Corp., 5.30%, 5/1/12(2)	1,250,000	1,181,250
International Lease Finance Corp., 8.75%, 3/15/17(1)(2)	1,450,000	1,377,500
Liberty Mutual Group, Inc., VRN, 10.75%, 6/15/38(1)(2)	1,500,000	1,635,000
		6,704,000
IT SERVICES — 1.4%
First Data Corp., 9.875%, 9/24/15(2)	1,250,000	956,250
First Data Corp., 11.25%, 3/31/16	500,000	310,000
SunGard Data Systems, Inc., 9.125%, 8/15/13(2)	1,000,000	1,021,250
SunGard Data Systems, Inc., 10.25%, 8/15/15(2)	600,000	622,500
Unisys Corp., 14.25%, 9/15/15(1)(2)	1,000,000	1,160,000
		4,070,000
MACHINERY — 0.5%
Navistar International Corp., 8.25%, 11/1/21(2)	450,000	459,000
Oshkosh Corp., 8.25%, 3/1/17(2)	100,000	104,500
Oshkosh Corp., 8.50%, 3/1/20(2)	100,000	104,500
SPX Corp., 7.625%, 12/15/14(2)	650,000	671,125
		1,339,125
MARINE — 0.2%
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., 8.875%, 11/1/17(1)(2)	500,000	506,250
MEDIA — 11.8%
AMC Entertainment, Inc., 8.00%, 3/1/14	1,700,000	1,644,750
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18(1)(2)	2,000,000	2,020,000
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(1)	600,000	561,000
Cinemark USA, Inc., 8.625%, 6/15/19(2)	700,000	707,000
Clear Channel Communications, Inc., 10.75%, 8/1/16(2)	1,750,000	1,238,125
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(1)(2)	100,000	100,000
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(1)(2)	1,400,000	1,414,000
CSC Holdings LLC, 8.50%, 4/15/14(1)(2)	1,000,000	1,047,500
DISH DBS Corp., 7.00%, 10/1/13(2)	1,000,000	1,035,000
Gannett Co., Inc., 9.375%, 11/15/17(1)(2)	1,000,000	1,057,500
Gray Television, Inc., 10.50%, 6/29/15(1)(2)	500,000	487,500
Harland Clarke Holdings Corp., VRN, 6.00%, 8/15/10, resets quarterly off the 3-month LIBOR plus 4.75% with no caps(2)	250,000	203,125
Harland Clarke Holdings Corp., 9.50%, 5/15/15(2)	3,000,000	2,745,000
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14(2)	1,000,000	1,010,000
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(2)	1,750,000	1,938,125
Lamar Media Corp., 7.875%, 4/15/18(1)(2)	200,000	200,500
McClatchy Co. (The), 11.50%, 2/15/17(1)(2)	1,000,000	1,020,000
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19(2)	750,000	727,500
Nexstar Broadcasting, Inc./Mission Broadcasting Inc, 8.875%, 4/15/17(1)(2)	1,200,000	1,212,000
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16(2)	750,000	823,125
Salem Communications Corp., 9.625%, 12/15/16(2)	871,000	901,485
Sinclair Television Group, Inc., 9.25%, 11/1/17(1)(2)	950,000	964,250
Sirius XM Radio, Inc., 8.75%, 4/1/15(1)(2)	1,900,000	1,881,000

High-Yield – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Sirius XM Radio, Inc., 9.75%, 9/1/15(1)(2)	$ 500,000	$ 533,750
Valassis Communications, Inc., 8.25%, 3/1/15(2)	895,000	928,563
Videotron Ltee, 9.125%, 4/15/18(2)	1,000,000	1,090,000
Virgin Media Finance plc, 9.50%, 8/15/16(2)	2,700,000	2,865,375
Virgin Media Finance plc, 8.375%, 10/15/19(2)	1,150,000	1,170,125
WMG Acquisition Corp., 9.50%, 6/15/16	2,000,000	2,140,000
		33,666,298
METALS & MINING — 0.8%
Novelis, Inc., 7.25%, 2/15/15(2)	1,500,000	1,455,000
Steel Dynamics, Inc., 7.625%, 3/15/20(1)(2)	400,000	400,000
United States Steel Corp., 7.375%, 4/1/20(2)	500,000	496,875
		2,351,875
MULTILINE RETAIL — 0.4%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(2)	1,250,000	1,259,375
OIL, GAS & CONSUMABLE FUELS — 7.6%
Arch Coal, Inc., 8.75%, 8/1/16(1)(2)	1,500,000	1,571,250
Bill Barrett Corp., 9.875%, 7/15/16(2)	2,000,000	2,130,000
Chesapeake Energy Corp., 7.625%, 7/15/13(2)	250,000	263,750
Chesapeake Energy Corp., 9.50%, 2/15/15(2)	1,000,000	1,110,000
Cimarex Energy Co., 7.125%, 5/1/17(2)	750,000	757,500
Denbury Resources, Inc., 9.75%, 3/1/16(2)	1,000,000	1,085,000
Denbury Resources, Inc., 8.25%, 2/15/20(2)	896,000	940,800
El Paso Corp., 7.875%, 6/15/12(2)	1,000,000	1,055,070
El Paso Corp., 6.875%, 6/15/14(2)	1,000,000	1,023,523
El Paso Corp., 7.25%, 6/1/18(2)	500,000	504,235
Encore Acquisition Co., 9.50%, 5/1/16(2)	750,000	798,750
Forest Oil Corp., 8.00%, 12/15/11(2)	500,000	522,500
Forest Oil Corp., 8.50%, 2/15/14(2)	900,000	942,750
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16(2)	1,000,000	1,017,500
OPTI Canada, Inc., 7.875%, 12/15/14(2)	1,600,000	1,400,000
Peabody Energy Corp., 7.375%, 11/1/16(2)	500,000	523,125
Petrohawk Energy Corp., 7.875%, 6/1/15(2)	800,000	806,000
Range Resources Corp., 7.375%, 7/15/13(2)	500,000	507,500
Sabine Pass LNG LP, 7.25%, 11/30/13(2)	1,550,000	1,402,750
Sabine Pass LNG LP, 7.50%, 11/30/16(2)	750,000	628,125
SandRidge Energy, Inc., 8.75%, 1/15/20(1)(2)	1,250,000	1,193,750
Southwestern Energy Co., 7.50%, 2/1/18(2)	700,000	747,250
Stone Energy Corp., 8.625%, 2/1/17(2)	750,000	678,750
		21,609,878
PAPER & FOREST PRODUCTS — 2.1%
Boise Cascade LLC, 7.125%, 10/15/14(2)	149,000	140,991
Domtar Corp., 9.50%, 8/1/16(2)	1,000,000	1,120,000
Georgia-Pacific LLC, 7.70%, 6/15/15(2)	1,100,000	1,152,250
Georgia-Pacific LLC, 8.25%, 5/1/16(1)(2)	500,000	535,625
Georgia-Pacific LLC, 7.125%, 1/15/17(1)(2)	150,000	153,750
Georgia-Pacific LLC, 8.875%, 5/15/31(2)	1,000,000	1,092,500
NewPage Corp., 11.375%, 12/31/14	500,000	456,250
Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14(2)	1,250,000	1,200,000
		5,851,366
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Host Hotels & Resorts LP, 6.75%, 6/1/16(2)	1,000,000	993,750

High-Yield – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Reckson Operating Partnership LP, 7.75%, 3/15/20(1)(2)	$ 750,000	$ 737,137
		1,730,887
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CB Richard Ellis Services, Inc., 11.625%, 6/15/17(2)	800,000	900,000
ROAD & RAIL — 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18(1)(2)	800,000	812,000
Hertz Corp. (The), 10.50%, 1/1/16(2)	1,250,000	1,303,125
		2,115,125
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17(1)(2)	450,000	450,000
Freescale Semiconductor, Inc., 8.875%, 12/15/14(2)	1,000,000	917,500
Freescale Semiconductor, Inc., 9.25%, 4/15/18(1)(2)	750,000	744,375
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 10.50%, 4/15/18(1)(2)	1,000,000	1,022,500
		3,134,375
SPECIALTY RETAIL — 3.4%
Asbury Automotive Group, Inc., 8.00%, 3/15/14(2)	750,000	744,375
Asbury Automotive Group, Inc., 7.625%, 3/15/17(2)	250,000	236,250
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14(2)	1,000,000	1,040,000
Couche-Tard US LP/Couche-Tard Finance Corp., 7.50%, 12/15/13(2)	1,000,000	1,010,000
Ltd. Brands, Inc., 6.90%, 7/15/17(2)	1,000,000	1,007,500
Ltd. Brands, Inc., 7.00%, 5/1/20	500,000	506,250
Michaels Stores, Inc., 10.00%, 11/1/14(2)	425,000	440,937
Michaels Stores, Inc., 11.375%, 11/1/16(2)	1,500,000	1,567,500
Sonic Automotive, Inc., 9.00%, 3/15/18(2)	250,000	255,000
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/17(1)	1,000,000	1,097,500
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17(1)(2)	900,000	927,000
Toys "R" Us, Inc., 7.375%, 10/15/18(2)	1,000,000	945,000
		9,777,312
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Hanesbrands, Inc., VRN, 4.12%, 12/15/10, resets semiannually off the 6-month LIBOR plus 3.375% with no caps(2)	850,000	808,563
Hanesbrands, Inc., 8.00%, 12/15/16(2)	500,000	509,375
Perry Ellis International, Inc., 8.875%, 9/15/13(2)	1,400,000	1,424,500
Phillips-Van Heusen Corp., 7.375%, 5/15/20(2)	200,000	202,750
		2,945,188
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Ashtead Capital, Inc., 9.00%, 8/15/16(1)(2)	1,650,000	1,625,250
RSC Equipment Rental, Inc., 9.50%, 12/1/14(2)	750,000	749,063
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17(1)(2)	250,000	269,375
		2,643,688
WIRELESS TELECOMMUNICATION SERVICES — 1.3%
Cricket Communications, Inc., 9.375%, 11/1/14(2)	525,000	535,500
Crown Castle International Corp., 9.00%, 1/15/15(2)	1,000,000	1,062,500
Nextel Communications, Inc., 6.875%, 10/31/13(2)	1,000,000	973,750
SBA Telecommunications, Inc., 8.25%, 8/15/19(1)(2)	1,000,000	1,057,500
		3,629,250
TOTAL CORPORATE BONDS
(Cost $235,542,766)		248,729,734

High-Yield – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount/Shares	Value

COMMON STOCKS — 0.4%
BUILDING PRODUCTS(6)
Nortek, Inc.(7)	650	$ 27,300
DIVERSIFIED FINANCIAL SERVICES — 0.1%
CIT Group, Inc.(7)	9,111	308,498
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Express Scripts, Inc.(7)	10,800	507,816
MEDIA — 0.1%
Charter Communications, Inc., Class A(7)	6,913	244,029
TOTAL COMMON STOCKS
(Cost $2,016,409)		1,087,643
COMMERCIAL MORTGAGE-BACKED SECURITIES(8) — 0.2%
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class B, VRN, 4.81%, 7/12/10(2)
(Cost $495,406)	$ 570,000	562,281
PREFERRED STOCKS(6)
CONSUMER FINANCE(6)
GMAC, Inc., 7.00%, 12/31/11(1)(3)
(Cost $164,281)	175	136,035
TEMPORARY CASH INVESTMENTS — 11.1%
FHLB Discount Notes, 0.00%, 7/1/10(9)	$3,307,000	3,307,000
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	160	160
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.50%, 6/30/17, valued at $14,479,169), in a joint trading account at 0.00%, dated 6/30/10, due 7/1/10 (Delivery value $14,193,000)		14,193,000
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/10, valued at $14,474,895), in a joint trading account at 0.01%, dated 6/30/10, due 7/1/10 (Delivery value $14,193,004)		14,193,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $31,693,160)		31,693,160
TOTAL INVESTMENT SECURITIES — 98.5%
(Cost $269,912,022)		282,208,853
OTHER ASSETS AND LIABILITIES — 1.5%		4,248,237
TOTAL NET ASSETS — 100.0%		$286,457,090

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
74	U.S. Long Bond	September 2010	$9,435,000	$277,321

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
236	U.S. Treasury 2-Year Notes	September 2010	$51,643,438	$(225,466)

High-Yield – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount		Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - SELL PROTECTION
$1,740,000		Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of CDX North America High Yield 11 Index, par value of the proportional notional amount. Expires December 2013.*	$(265,152)	$(8,508)
6,000,000		Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Bank of America N.A. upon each default event of one of the issues of CDX North America High Yield 14 Index, par value of the proportional notional amount. Expires June 2015.*	(186,793)	(320,462)
			$(451,945)	$(328,970)
*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
CDX	-	Credit Derivative Indexes
ETF	-	Exchange Traded Fund
FHLB	-	Federal Home Loan Bank
GMAC	-	General Motors Acceptance Corporation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment in Kind
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $60,810,554 which represented 21.2% of total net assets. None of these securities were considered illiquid.

(2)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $68,819,000.
(3)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

(4)	Security is in default.
(5)
Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(6)	Category is less than 0.05% of total net assets.
(7)	Non-income producing.
(8)   Final maturity indicated, unless otherwise noted.
(9)   The rate indicated is the yield to maturity at purchase.

High-Yield – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices.  Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	$6,121,290	$242,608,444	–
Common Stocks	1,087,643	–	–
Commercial Mortgage-Backed Securities	–	562,281	–
Preferred Stocks	–	136,035	–
Temporary Cash Investments	160	31,693,000	–
Total Value of Investment Securities	$7,209,093	$274,999,760	–
Other Financial Instruments
Futures Contracts	$51,855	–	–
Swap Agreements	–	$122,975	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$51,855	$122,975	–

High-Yield – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$269,912,022
Gross tax appreciation of investments	$ 15,686,737
Gross tax depreciation of investments	(3,389,906)
Net tax appreciation (depreciation) of investments	$ 12,296,831

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Inflation Protection Bond Fund

June 30, 2010

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY SECURITIES — 83.2%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$32,833,866	$ 36,504,594
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	27,789,773	29,452,824
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)	12,178,028	13,519,511
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)	11,577,009	11,772,371
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)	17,730,277	22,998,101
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(1)	5,963,503	6,761,587
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)	21,165,194	28,477,113
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)	4,808,481	6,276,568
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(1)	8,573,525	9,429,540
U.S. Treasury Inflation Indexed Notes, 3.50%, 1/15/11(1)	5,010,400	5,097,300
U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(1)	9,576,606	10,101,078
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(1)	9,454,280	9,802,169
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)	21,352,301	22,735,204
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	5,879,151	6,005,459
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	3,768,725	3,990,138
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	28,965,809	30,884,793
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14(1)	9,168,157	9,584,309
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	14,225,811	15,279,417
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	18,382,014	19,428,925
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	7,444,252	7,553,005
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	14,178,247	15,209,487
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	18,123,765	19,573,666
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	11,843,304	13,195,111
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	23,215,549	25,653,181
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)	6,127,201	6,918,474
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)	2,575,559	2,717,215
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)	7,279,128	7,553,799
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	6,803,247	7,436,269
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19(1)	10,006,094	10,740,131
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20(1)	7,157,865	7,341,844
TOTAL U.S. TREASURY SECURITIES
(Cost $401,900,798)		421,993,183
CORPORATE BONDS — 9.7%
AEROSPACE & DEFENSE — 0.3%
L-3 Communications Corp., 6.125%, 7/15/13(1)	400,000	405,000
L-3 Communications Corp., 5.875%, 1/15/15(1)	375,000	372,188
L-3 Communications Corp., 5.20%, 10/15/19(1)	200,000	209,194
United Technologies Corp., 5.70%, 4/15/40(1)	460,000	516,236
		1,502,618
AUTO COMPONENTS(2)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16(1)(3)	200,000	195,500
BEVERAGES — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(3)	530,000	612,736
Coca-Cola Co. (The), 3.625%, 3/15/14(1)	240,000	256,680
Coca-Cola Enterprises, Inc., 4.25%, 3/1/15(1)	260,000	281,586
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(1)	450,000	537,869
PepsiCo, Inc., 3.10%, 1/15/15(1)	430,000	448,373
		2,137,244

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

BIOTECHNOLOGY — 0.1%
Amgen, Inc., 5.85%, 6/1/17(1)	$ 300,000	$ 348,448
BUILDING PRODUCTS — 0.1%
Owens Corning, 6.50%, 12/1/16(1)	510,000	543,630
CAPITAL MARKETS — 0.5%
Credit Suisse (New York), 5.50%, 5/1/14(1)	390,000	426,872
Credit Suisse (New York), 5.30%, 8/13/19(1)	360,000	382,588
Credit Suisse AG, 5.40%, 1/14/20(1)	130,000	129,588
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	380,000	425,715
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(1)	270,000	267,489
Jefferies Group, Inc., 8.50%, 7/15/19(1)	80,000	90,063
Morgan Stanley, 4.20%, 11/20/14(1)	400,000	395,522
Morgan Stanley, 7.30%, 5/13/19(1)	330,000	355,704
		2,473,541
CHEMICALS — 0.2%
Dow Chemical Co. (The), 4.85%, 8/15/12(1)	160,000	168,896
Dow Chemical Co. (The), 8.55%, 5/15/19(1)	360,000	441,682
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	200,000	181,500
		792,078
COMMERCIAL BANKS — 0.1%
Fifth Third Bancorp., 6.25%, 5/1/13(1)	300,000	326,688
PNC Funding Corp., 3.625%, 2/8/15(1)	140,000	144,323
		471,011
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Corrections Corp. of America, 7.75%, 6/1/17(1)	400,000	417,000
COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(1)	360,000	402,201
CONSUMER FINANCE — 0.6%
Ally Financial, Inc., 8.30%, 2/12/15(1)(3)	450,000	456,750
Capital One Bank USA N.A., 8.80%, 7/15/19(1)	330,000	412,920
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	330,000	337,674
General Electric Capital Corp., 3.75%, 11/14/14(1)	1,030,000	1,055,149
General Electric Capital Corp., 6.00%, 8/7/19(1)	300,000	325,574
SLM Corp., 5.375%, 1/15/13(1)	250,000	242,629
SLM Corp., 8.00%, 3/25/20(1)	190,000	167,262
		2,997,958
CONTAINERS & PACKAGING — 0.1%
Ball Corp., 6.75%, 9/15/20(1)	340,000	345,100
DIVERSIFIED — 0.2%
iShares iBoxx $ High Yield Corporate Bond Fund (ETF)(in shares)	14,200	1,205,580
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Arch Western Finance LLC, 6.75%, 7/1/13(1)	540,000	544,050
Bank of America Corp., 6.50%, 8/1/16(1)	500,000	542,066
Citigroup, Inc., 6.01%, 1/15/15(1)	650,000	682,717
		1,768,833
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc., 6.70%, 11/15/13(1)	180,000	207,963
AT&T, Inc., 6.55%, 2/15/39(1)	420,000	473,086
British Telecommunications plc, 5.95%, 1/15/18(1)	250,000	261,312
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	160,000	208,523

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	$ 600,000	$ 696,940
New Communications Holdings, Inc., 8.50%, 4/15/20(1)(3)	650,000	654,875
Telecom Italia Capital SA, 6.18%, 6/18/14(1)	550,000	575,693
Telefonica Emisiones SAU, 5.88%, 7/15/19(1)	340,000	363,606
Windstream Corp., 7.875%, 11/1/17(1)	830,000	814,438
		4,256,436
ELECTRIC UTILITIES — 0.2%
EDF SA, 4.60%, 1/27/20(1)(3)	430,000	442,903
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	320,000	327,382
Niagara Mohawk Power Corp., 4.88%, 8/15/19(3)	160,000	169,225
		939,510
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16(1)	470,000	493,500
FOOD & STAPLES RETAILING — 0.1%
CVS Caremark Corp., 6.60%, 3/15/19(1)	250,000	291,610
Wal-Mart Stores, Inc., 2.875%, 4/1/15(1)	280,000	290,860
		582,470
FOOD PRODUCTS — 0.2%
Kraft Foods, Inc., 6.50%, 2/9/40(1)	650,000	730,464
Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)(3)	170,000	182,557
		913,021
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Boston Scientific Corp., 4.50%, 1/15/15(1)	330,000	324,629
HEALTH CARE PROVIDERS & SERVICES — 0.3%
HCA, Inc., 7.875%, 2/15/20(1)	600,000	620,250
HCA, Inc., 7.69%, 6/15/25(1)	100,000	90,000
Medco Health Solutions, Inc., 6.125%, 3/15/13(1)	712,000	788,753
		1,499,003
INDUSTRIAL CONGLOMERATES(2)
General Electric Co., 5.25%, 12/6/17(1)	200,000	217,952
INSURANCE — 0.3%
Allstate Corp. (The), 7.45%, 5/16/19	300,000	354,396
Lincoln National Corp., 6.25%, 2/15/20(1)	120,000	128,886
MetLife, Inc., 6.75%, 6/1/16(1)	500,000	566,651
Prudential Financial, Inc., 7.375%, 6/15/19(1)	400,000	464,271
		1,514,204
MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(1)	250,000	274,404
MEDIA — 1.3%
Comcast Corp., 5.90%, 3/15/16(1)	250,000	282,219
DirecTV Holdings LLC, 3.55%, 3/15/15(1)	400,000	403,260
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(1)	500,000	530,248
Gannett Co., Inc., 9.375%, 11/15/17(1)(3)	300,000	317,250
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(1)	730,000	808,475
Lamar Media Corp., 9.75%, 4/1/14(1)	170,000	186,150
News America, Inc., 6.90%, 8/15/39(1)	310,000	357,454
Omnicom Group, Inc., 5.90%, 4/15/16(1)	450,000	512,439
Time Warner Cable, Inc., 5.40%, 7/2/12(1)	500,000	534,422
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	120,000	142,004
Time Warner Cable, Inc., 6.75%, 7/1/18(1)	600,000	690,376
Time Warner, Inc., 6.875%, 5/1/12(1)	400,000	436,026
Viacom, Inc., 6.25%, 4/30/16(1)	600,000	681,726

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Virgin Media Finance plc, 9.50%, 8/15/16(1)	$ 200,000	$ 212,250
Virgin Media Secured Finance plc, 6.50%, 1/15/18(1)(3)	400,000	395,000
WMG Acquisition Corp., 9.50%, 6/15/16	200,000	214,000
		6,703,299
METALS & MINING — 0.5%
Anglo American Capital plc, 9.375%, 4/8/19(1)(3)	300,000	386,789
ArcelorMittal, 9.85%, 6/1/19(1)	530,000	663,886
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(1)	350,000	385,500
Newmont Mining Corp., 6.25%, 10/1/39(1)	300,000	329,005
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(1)	450,000	493,539
Teck Resources Ltd., 10.75%, 5/15/19(1)	400,000	490,858
		2,749,577
MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(1)	370,000	372,775
MULTI-UTILITIES — 0.3%
CMS Energy Corp., 8.75%, 6/15/19(1)	410,000	455,097
Dominion Resources, Inc., 6.40%, 6/15/18(1)	420,000	487,528
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	180,000	204,709
Pacific Gas & Electric Co., 5.80%, 3/1/37(1)	280,000	306,075
PG&E Corp., 5.75%, 4/1/14(1)	120,000	133,099
Sempra Energy, 6.50%, 6/1/16(1)	130,000	149,435
		1,735,943
OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.625%, 12/15/19(1)	500,000	533,549
OIL, GAS & CONSUMABLE FUELS — 0.8%
Enterprise Products Operating LLC, 4.60%, 8/1/12(1)	640,000	669,824
Enterprise Products Operating LLC, 6.30%, 9/15/17(1)	450,000	504,413
Kinder Morgan Energy Partners LP, 6.75%, 3/15/11(1)	450,000	465,901
Magellan Midstream Partners LP, 6.55%, 7/15/19(1)	270,000	303,959
Motiva Enterprises LLC, 5.75%, 1/15/20(1)(3)	340,000	375,081
Petroleos Mexicanos, 6.00%, 3/5/20(1)(3)	250,000	263,750
SandRidge Energy, Inc., 8.75%, 1/15/20(1)(3)	250,000	238,750
Shell International Finance BV, 4.30%, 9/22/19(1)	390,000	403,635
Talisman Energy, Inc., 7.75%, 6/1/19(1)	200,000	246,162
Williams Partners LP, 5.25%, 3/15/20(1)(3)	180,000	184,592
XTO Energy, Inc., 6.50%, 12/15/18(1)	200,000	243,276
		3,899,343
PAPER & FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 8.875%, 5/15/31(1)	300,000	327,750
International Paper Co., 9.375%, 5/15/19(1)	370,000	478,960
International Paper Co., 7.30%, 11/15/39(1)	300,000	332,302
		1,139,012
PHARMACEUTICALS — 0.3%
Pfizer, Inc., 6.20%, 3/15/19(1)	420,000	500,334
Roche Holdings, Inc., 6.00%, 3/1/19(1)(3)	370,000	432,053
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(1)	500,000	536,266
Watson Pharmaceuticals, Inc., 6.125%, 8/15/19(1)	100,000	112,865
		1,581,518
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
Digital Realty Trust LP, 5.875%, 2/1/20(1)(3)	350,000	357,998
ProLogis, 7.375%, 10/30/19(1)	160,000	157,063

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Simon Property Group LP, 5.75%, 12/1/15(1)	$ 400,000	$ 440,463
		955,524
ROAD & RAIL — 0.1%
CSX Corp., 7.375%, 2/1/19(1)	340,000	417,417
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(2)
Analog Devices, Inc., 5.00%, 7/1/14(1)	180,000	194,802
SPECIALTY RETAIL — 0.1%
Ltd. Brands, Inc., 6.90%, 7/15/17(1)	430,000	433,225
TOBACCO — 0.1%
Altria Group, Inc., 9.25%, 8/6/19(1)	380,000	475,356
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
America Movil SAB de CV, 5.00%, 3/30/20(1)(3)	170,000	176,665
American Tower Corp., 7.25%, 5/15/19(1)	600,000	687,000
SBA Telecommunications, Inc., 8.25%, 8/15/19(1)(3)	300,000	317,250
		1,180,915
TOTAL CORPORATE BONDS
(Cost $46,119,250)		48,988,126
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 1.9%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A3, VRN, 3.32%, 7/1/10(1)	983,172	807,513
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.20%, 7/1/10(1)	978,436	885,477
Chase Mortgage Finance Corp., Series 2005 A1, Class 2A2 SEQ, VRN, 5.21%, 7/1/10(1)	591,972	548,627
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(1)	948,033	931,769
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(1)	883,254	902,486
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3, VRN, 3.51%, 7/1/10(1)	974,818	832,873
J.P. Morgan Mortgage Trust, Series 2004 S2, Class 1A3 SEQ, 4.75%, 11/25/19	917,301	924,330
J.P. Morgan Mortgage Trust, Series 2005 A6, Class 7A1, VRN, 4.59%, 7/1/10(1)	786,931	662,272
Wells Fargo Mortgage Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	937,810	938,298
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,053,550	1,022,705
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR19, Class A1, VRN, 5.50%, 7/1/10(1)	1,206,253	1,118,303
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,312,429)		9,574,653
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 1.1%
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.53%, 7/15/10, resets monthly off the 1-month LIBOR plus 0.18% with no caps(1)(3)	466,858	404,551
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(1)	1,400,000	1,449,285
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)	713,939	713,939
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007 LLFA, Class A1, VRN, 0.65%, 7/15/10, resets monthly off the 1-month LIBOR plus 0.30% with no caps(1)(3)	371,972	343,579

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount/Shares	Value

Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 7/1/10(1)		$ 2,400,000	$ 2,506,845
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $5,398,171)			5,418,199
ASSET-BACKED SECURITIES(4) — 0.8%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16		1,500,000	1,528,686
Entergy Texas Restoration Funding LLC, Series 2009 A, Class A1 SEQ, 2.12%, 2/1/16(1)		2,000,000	2,037,230
Public Service New Hampshire Funding LLC, Series 2001-1, Class A3 SEQ, 6.48%, 5/1/15(1)		243,434	263,011
TOTAL ASSET-BACKED SECURITIES
(Cost $3,750,510)			3,828,927
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FNMA, 5.625%, 7/15/37(1)
(Cost $2,205,805)		2,100,000	2,469,174
SHORT-TERM INVESTMENTS — 0.2%
Government of Canada Treasury Bill, 0.32%, 7/22/10
(Cost $1,337,896)	CAD	1,340,000	1,258,534
SOVEREIGN GOVERNMENTS & AGENCIES — 0.1%
Government of Norway, 6.00%, 5/16/11
(Cost $758,997)	NOK	4,170,000	661,535
MUNICIPAL SECURITIES(2)
California GO, (Building Bonds), 7.55%, 4/1/39(1)
(Cost $183,150)		$ 200,000	218,802
TEMPORARY CASH INVESTMENTS — 2.0%
BNP Paribas Finance, Inc., 0.03%, 7/1/10(5)		10,400,000	10,400,000

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)		12,972	12,972
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $10,412,972)			10,412,972
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $481,379,978)			504,824,105
OTHER ASSETS AND LIABILITIES — 0.5%			2,584,794
TOTAL NET ASSETS — 100.0%			$507,408,899

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
96	U.S. Long Bond	September 2010	$12,240,000	$359,768

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
289	U.S. Treasury 2-Year Notes	September 2010	$63,241,328	$(276,101)

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - SELL PROTECTION
$ 870,000	Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of CDX North America High Yield 11 Index, par value of the proportional notional amount. Expires December 2013.*	$(132,576)	$ (4,254)
TOTAL RETURN
800,000	Pay a fixed rate equal to 1.13 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2012.	–	(29,745)
6,800,000	Pay a fixed rate equal to 0.08 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with UBS AG. Expires November 2013.	–	(221,816)
12,000,000	Pay a fixed rate equal to 0.12 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires January 2015.	–	(378,686)
1,000,000	Pay a fixed rate equal to 1.31 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2017.	–	(67,778)
5,000,000	Pay a fixed rate equal to 1.31 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2018.	–	(390,001)
1,800,000	Pay a fixed rate equal to 0.25 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires March 2019.	–	(41,442)
18,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires December 2019.	–	(609,424)
2,200,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires February 2020.	–	(68,339)
5,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires March 2020.	–	(140,251)
1,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires March 2020.	–	(29,443)
1,900,000	Pay a fixed rate equal to 1.77 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires December 2027.	–	(146,796)
6,700,000	Pay a fixed rate equal to 0.81 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires February 2030.	–	(504,361)
		–	(2,628,082)
		$(132,576)	$(2,632,336)

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
CAD	-	Canadian Dollar
CDX	-	Credit Derivative Indexes
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $78,980,000.
(2)	Category is less than 0.05% of total net assets.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $6,907,854, which represented 1.4% of total net assets.

(4)	Final maturity indicated, unless otherwise noted.
(5)	The rate indicated is the yield to maturity at purchase.

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	–	$421,993,183	–
Corporate Bonds	$1,205,580	47,782,546	–
Collateralized Mortgage Obligations	–	9,574,653	–
Commercial Mortgage-Backed Securities	–	5,418,199	–
Asset-Backed Securities	–	3,828,927	–
U.S. Government Agency Securities	–	2,469,174	–
Short-Term Investments	–	1,258,534	–
Sovereign Governments & Agencies	–	661,535	–
Municipal Securities	–	218,802	–
Temporary Cash Investments	12,972	10,400,000	–
Total Value of Investment Securities	$1,218,552	$503,605,553	–
Other Financial Instruments
Futures Contracts	$83,667	–	–
Swap Agreements	–	$(2,499,760)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$83,667	$(2,499,760)	–

Inflation Protection Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$481,379,978
Gross tax appreciation of investments	$ 23,817,451
Gross tax depreciation of investments	(373,324)
Net tax appreciation (depreciation) of investments	$ 23,444,127

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Diversified Bond Fund

June 30, 2010

NT Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

CORPORATE BONDS — 28.7%
AEROSPACE & DEFENSE — 0.6%
Honeywell International, Inc., 5.30%, 3/15/17(1)	$ 160,000	$ 181,663
Honeywell International, Inc., 5.30%, 3/1/18(1)	130,000	148,781
L-3 Communications Corp., 5.875%, 1/15/15(1)	700,000	694,750
L-3 Communications Corp., 5.20%, 10/15/19(1)	60,000	62,758
Lockheed Martin Corp., 7.65%, 5/1/16(1)	220,000	278,004
Lockheed Martin Corp., 5.50%, 11/15/39(1)	400,000	428,976
Northrop Grumman Corp., 3.70%, 8/1/14(1)	170,000	178,537
United Technologies Corp., 6.125%, 2/1/19(1)	410,000	490,114
United Technologies Corp., 6.05%, 6/1/36(1)	230,000	263,593
United Technologies Corp., 6.125%, 7/15/38(1)	290,000	341,101
United Technologies Corp., 5.70%, 4/15/40(1)	490,000	549,904
		3,618,181
AUTOMOBILES — 0.2%
American Honda Finance Corp., 2.375%, 3/18/13(1)(2)	430,000	436,378
American Honda Finance Corp., 7.625%, 10/1/18(1)(2)	170,000	206,433
Daimler Finance N.A. LLC, 5.875%, 3/15/11(1)	150,000	154,581
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)(2)	290,000	296,374
		1,093,766
BEVERAGES — 0.8%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(1)	750,000	770,504
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(2)	1,190,000	1,375,765
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 4/15/20(1)(2)	400,000	419,348
Diageo Capital plc, 5.20%, 1/30/13(1)	280,000	304,818
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(1)	690,000	824,732
PepsiAmericas, Inc., 4.375%, 2/15/14(1)	170,000	185,613
SABMiller plc, 6.20%, 7/1/11(1)(2)	360,000	376,311
SABMiller plc, 5.50%, 8/15/13(1)(2)	250,000	273,754
		4,530,845
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 5.85%, 6/1/17(1)	400,000	464,598
BUILDING PRODUCTS — 0.1%
Owens Corning, 6.50%, 12/1/16(1)	540,000	575,609
CAPITAL MARKETS — 2.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(1)	630,000	701,204
Credit Suisse (New York), 5.00%, 5/15/13(1)	610,000	652,324
Credit Suisse (New York), 5.50%, 5/1/14(1)	340,000	372,144
Credit Suisse (New York), 5.30%, 8/13/19(1)	420,000	446,353
Credit Suisse AG, 5.40%, 1/14/20(1)	200,000	199,366
Deutsche Bank AG (London), 4.875%, 5/20/13(1)	270,000	288,559
Deutsche Bank AG (London), 3.875%, 8/18/14(1)	490,000	506,839
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(1)	230,000	247,441
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(1)	840,000	883,611
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	2,140,000	2,397,446
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(1)	650,000	643,956
Jefferies Group, Inc., 8.50%, 7/15/19(1)	260,000	292,706
Merrill Lynch & Co., Inc., 6.15%, 4/25/13(1)	475,000	508,300
Morgan Stanley, 4.20%, 11/20/14(1)	920,000	909,700
Morgan Stanley, 6.00%, 4/28/15(1)	400,000	418,640

NT Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Morgan Stanley, 6.625%, 4/1/18(1)	$ 210,000	$ 220,574
Morgan Stanley, 7.30%, 5/13/19(1)	660,000	711,409
Morgan Stanley, 5.625%, 9/23/19(1)	550,000	533,395
UBS AG (Stamford Branch), 5.875%, 12/20/17(1)	600,000	636,429
UBS AG (Stamford Branch), 5.75%, 4/25/18(1)	250,000	258,480
		11,828,876
CHEMICALS — 0.3%
CF Industries, Inc., 6.875%, 5/1/18	610,000	622,200
Dow Chemical Co. (The), 4.85%, 8/15/12(1)	210,000	221,676
Dow Chemical Co. (The), 8.55%, 5/15/19(1)	530,000	650,254
Mosaic Co. (The), 7.625%, 12/1/16(1)(2)	315,000	340,383
Rohm & Haas Co., 5.60%, 3/15/13(1)	130,000	139,541
		1,974,054
COMMERCIAL BANKS — 1.7%
Barclays Bank plc, 5.00%, 9/22/16(1)	560,000	575,487
BB&T Corp., 5.70%, 4/30/14(1)	250,000	274,841
Fifth Third Bancorp., 6.25%, 5/1/13(1)	430,000	468,253
HSBC Bank plc, 3.50%, 6/28/15(1)(2)	410,000	414,603
HSBC Holdings plc, 6.80%, 6/1/38(1)	230,000	248,995
National Australia Bank Ltd., 2.55%, 1/13/12(1)(2)	1,000,000	1,019,687
National Australia Bank Ltd., 3.75%, 3/2/15(1)(2)	290,000	297,345
PNC Bank N.A., 4.875%, 9/21/17(1)	128,000	131,208
PNC Bank N.A., 6.00%, 12/7/17(1)	310,000	338,775
PNC Funding Corp., 3.625%, 2/8/15(1)	420,000	432,967
PNC Funding Corp., 4.25%, 9/21/15(1)	200,000	209,443
Regions Financial Corp., 5.75%, 6/15/15(1)	250,000	248,789
SunTrust Bank, 7.25%, 3/15/18(1)	100,000	109,761
Wachovia Bank N.A., 4.80%, 11/1/14(1)	339,000	355,490
Wachovia Bank N.A., 4.875%, 2/1/15(1)	198,000	207,808
Wells Fargo & Co., 4.375%, 1/31/13(1)	700,000	740,651
Wells Fargo & Co., 3.625%, 4/15/15(1)	290,000	296,767
Wells Fargo & Co., 5.625%, 12/11/17(1)	800,000	876,427
Westpac Banking Corp., 1.90%, 12/14/12(1)(2)	2,500,000	2,518,577
		9,765,874
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Allied Waste North America, Inc., 6.375%, 4/15/11(1)	260,000	268,801
Corrections Corp. of America, 6.25%, 3/15/13(1)	550,000	556,875
Republic Services, Inc., 5.50%, 9/15/19(1)(2)	600,000	651,068
Republic Services, Inc., 6.20%, 3/1/40(1)(2)	340,000	366,723
Waste Management, Inc., 4.75%, 6/30/20(1)	360,000	371,117
Waste Management, Inc., 6.125%, 11/30/39(1)	280,000	304,264
		2,518,848
COMMUNICATIONS EQUIPMENT — 0.2%
Cisco Systems, Inc., 5.90%, 2/15/39(1)	900,000	1,005,502
CONSUMER FINANCE — 1.1%
American Express Centurion Bank, 5.55%, 10/17/12(1)	250,000	268,931
American Express Centurion Bank, 6.00%, 9/13/17(1)	950,000	1,046,066
American Express Co., 7.25%, 5/20/14(1)	380,000	432,403
Capital One Bank USA N.A., 8.80%, 7/15/19(1)	400,000	500,510
Capital One Capital V, 10.25%, 8/15/39(1)	200,000	212,250
General Electric Capital Corp., 3.75%, 11/14/14(1)	900,000	921,974
General Electric Capital Corp., 4.375%, 9/21/15(1)	670,000	705,635

NT Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

General Electric Capital Corp., 5.625%, 9/15/17(1)	$ 250,000	$ 267,764
General Electric Capital Corp., 6.00%, 8/7/19(1)	450,000	488,362
General Electric Capital Corp., 5.50%, 1/8/20	500,000	529,751
John Deere Capital Corp., 4.90%, 9/9/13(1)	250,000	273,746
SLM Corp., 5.375%, 1/15/13(1)	240,000	232,924
SLM Corp., 8.00%, 3/25/20(1)	220,000	193,672
		6,073,988
CONTAINERS & PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16(1)	330,000	346,913
Ball Corp., 6.75%, 9/15/20(1)	410,000	416,150
		763,063
DIVERSIFIED CONSUMER SERVICES — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.625%, 5/1/14(1)	310,000	329,915
DIVERSIFIED FINANCIAL SERVICES — 2.5%
Arch Western Finance LLC, 6.75%, 7/1/13(1)	450,000	453,375
Bank of America Corp., 4.90%, 5/1/13(1)	600,000	629,189
Bank of America Corp., 4.50%, 4/1/15(1)	680,000	688,310
Bank of America Corp., 6.50%, 8/1/16(1)	1,690,000	1,832,181
Bank of America Corp., 5.75%, 12/1/17(1)	270,000	280,601
Bank of America Corp., 5.65%, 5/1/18(1)	150,000	154,060
Bank of America Corp., 5.625%, 7/1/20(1)	800,000	808,496
Bank of America N.A., 5.30%, 3/15/17(1)	970,000	978,604
Citigroup, Inc., 6.00%, 12/13/13(1)	960,000	1,007,957
Citigroup, Inc., 6.01%, 1/15/15(1)	1,620,000	1,701,541
Citigroup, Inc., 4.75%, 5/19/15	210,000	210,205
Citigroup, Inc., 6.125%, 5/15/18(1)	490,000	512,519
Citigroup, Inc., 8.50%, 5/22/19(1)	160,000	191,172
Citigroup, Inc., 8.125%, 7/15/39(1)	350,000	419,358
CME Group Index Services LLC, 4.40%, 3/15/18(1)(2)	380,000	388,107
JPMorgan Chase & Co., 4.65%, 6/1/14(1)	650,000	693,908
JPMorgan Chase & Co., 3.70%, 1/20/15(1)	310,000	317,544
JPMorgan Chase & Co., 6.00%, 1/15/18(1)	2,220,000	2,456,650
JPMorgan Chase Bank National Association, 5.875%, 6/13/16(1)(2)	250,000	273,977
		13,997,754
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
Alltel Corp., 7.875%, 7/1/32(1)	180,000	228,107
AT&T, Inc., 6.25%, 3/15/11(1)	360,000	373,086
AT&T, Inc., 6.70%, 11/15/13(1)	770,000	889,618
AT&T, Inc., 5.10%, 9/15/14(1)	100,000	111,082
AT&T, Inc., 6.80%, 5/15/36(1)	195,000	224,894
AT&T, Inc., 6.55%, 2/15/39(1)	380,000	428,030
British Telecommunications plc, 5.15%, 1/15/13(1)	250,000	262,403
British Telecommunications plc, 5.95%, 1/15/18(1)	280,000	292,670
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	340,000	381,626
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	350,000	456,144
CenturyLink, Inc., 7.60%, 9/15/39(1)	520,000	495,251
Deutsche Telekom International Finance BV, 5.25%, 7/22/13(1)	100,000	107,701
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	400,000	464,626
Deutsche Telekom International Finance BV, 8.75%, 6/15/30(1)	160,000	207,573
Embarq Corp., 7.08%, 6/1/16(1)	82,000	87,565
France Telecom SA, 4.375%, 7/8/14(1)	420,000	453,501

NT Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

New Communications Holdings, Inc., 8.50%, 4/15/20(1)(2)	$ 550,000	$ 554,125
Qwest Corp., 7.875%, 9/1/11(1)	60,000	62,700
Qwest Corp., 7.50%, 10/1/14(1)	120,000	128,250
Sprint Capital Corp., 7.625%, 1/30/11(1)	400,000	409,000
Telecom Italia Capital SA, 6.18%, 6/18/14(1)	600,000	628,029
Telecom Italia Capital SA, 7.00%, 6/4/18(1)	525,000	560,506
Telefonica Emisiones SAU, 5.98%, 6/20/11(1)	150,000	155,571
Telefonica Emisiones SAU, 5.88%, 7/15/19(1)	400,000	427,772
Verizon Communications, Inc., 8.75%, 11/1/18(1)	670,000	873,053
Verizon Communications, Inc., 6.40%, 2/15/38(1)	190,000	210,561
Windstream Corp., 7.875%, 11/1/17(1)	500,000	490,625
		9,964,069
ELECTRIC UTILITIES — 0.9%
Carolina Power & Light Co., 5.15%, 4/1/15(1)	160,000	178,367
Carolina Power & Light Co., 5.25%, 12/15/15(1)	90,000	101,735
Carolina Power & Light Co., 5.30%, 1/15/19(1)	180,000	201,799
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(1)	260,000	282,419
Duke Energy Carolinas LLC, 7.00%, 11/15/18(1)	420,000	523,463
Duke Energy Corp., 6.30%, 2/1/14(1)	360,000	405,642
Duke Energy Corp., 3.95%, 9/15/14(1)	260,000	273,741
EDF SA, 4.60%, 1/27/20(1)(2)	520,000	535,604
Exelon Generation Co. LLC, 5.20%, 10/1/19(1)	330,000	352,032
FirstEnergy Corp., 6.45%, 11/15/11(1)	22,000	23,247
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	670,000	685,456
Florida Power Corp., 5.65%, 6/15/18(1)	180,000	205,087
Florida Power Corp., 6.35%, 9/15/37(1)	130,000	154,765
Niagara Mohawk Power Corp., 4.88%, 8/15/19(2)	200,000	211,531
Pacificorp, 6.00%, 1/15/39(1)	570,000	658,711
Southern California Edison Co., 5.625%, 2/1/36(1)	179,000	198,550
		4,992,149
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16(1)	680,000	714,000
ENERGY EQUIPMENT & SERVICES — 0.1%
Weatherford International Ltd., 9.625%, 3/1/19(1)	440,000	530,980
FOOD & STAPLES RETAILING — 0.7%
CVS Caremark Corp., 6.60%, 3/15/19(1)	890,000	1,038,133
Delhaize Group SA, 5.875%, 2/1/14(1)	460,000	513,829
Kroger Co. (The), 6.80%, 4/1/11(1)	280,000	290,419
Kroger Co. (The), 5.00%, 4/15/13(1)	350,000	374,963
Kroger Co. (The), 6.40%, 8/15/17(1)	300,000	349,912
SYSCO Corp., 4.20%, 2/12/13(1)	160,000	171,668
Wal-Mart Stores, Inc., 5.875%, 4/5/27(1)	235,000	266,374
Wal-Mart Stores, Inc., 6.20%, 4/15/38(1)	140,000	164,709
Wal-Mart Stores, Inc., 5.625%, 4/1/40(1)	390,000	427,812
Wal-Mart Stores, Inc., 4.875%, 7/8/40(1)(3)	470,000	462,786
		4,060,605
FOOD PRODUCTS — 0.7%
Campbell Soup Co., 3.05%, 7/15/17(3)	190,000	189,451
General Mills, Inc., 5.25%, 8/15/13(1)	430,000	474,733
General Mills, Inc., 5.65%, 2/15/19(1)	270,000	307,540
Kellogg Co., 4.45%, 5/30/16(1)	320,000	350,226
Kraft Foods, Inc., 6.00%, 2/11/13(1)	200,000	220,679

NT Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Kraft Foods, Inc., 6.75%, 2/19/14(1)	$ 300,000	$ 345,208
Kraft Foods, Inc., 5.375%, 2/10/20(1)	250,000	268,595
Kraft Foods, Inc., 6.50%, 2/9/40(1)	850,000	955,222
Mead Johnson Nutrition Co., 3.50%, 11/1/14(1)(2)	250,000	259,182
Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)(2)	390,000	418,806
Ralcorp Holdings, Inc., 6.625%, 8/15/39(1)	310,000	339,906
		4,129,548
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Baxter International, Inc., 4.00%, 3/1/14(1)	330,000	355,540
Baxter International, Inc., 5.90%, 9/1/16(1)	130,000	152,810
Baxter International, Inc., 5.375%, 6/1/18(1)	200,000	230,251
Boston Scientific Corp., 4.50%, 1/15/15(1)	300,000	295,118
Covidien International Finance SA, 1.875%, 6/15/13(1)	500,000	503,618
		1,537,337
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Express Scripts, Inc., 5.25%, 6/15/12(1)	870,000	930,049
Express Scripts, Inc., 7.25%, 6/15/19(1)	1,110,000	1,344,941
HCA, Inc., 7.875%, 2/15/20(1)	640,000	661,600
Medco Health Solutions, Inc., 7.25%, 8/15/13(1)	550,000	635,083
		3,571,673
HOTELS, RESTAURANTS & LEISURE — 0.3%
International Game Technology, 5.50%, 6/15/20(1)	300,000	310,315
McDonald's Corp., 5.35%, 3/1/18(1)	270,000	309,919
McDonald's Corp., 6.30%, 10/15/37(1)	130,000	158,449
Yum! Brands, Inc., 8.875%, 4/15/11(1)	150,000	158,499
Yum! Brands, Inc., 6.25%, 3/15/18(1)	280,000	322,193
Yum! Brands, Inc., 5.30%, 9/15/19(1)	530,000	571,318
		1,830,693
HOUSEHOLD DURABLES — 0.3%
Jarden Corp., 8.00%, 5/1/16	760,000	784,700
Toll Brothers Finance Corp., 6.75%, 11/1/19(1)	385,000	378,311
Whirlpool Corp., 8.60%, 5/1/14(1)	250,000	295,095
		1,458,106
HOUSEHOLD PRODUCTS — 0.1%
Kimberly-Clark Corp., 6.125%, 8/1/17(1)	120,000	142,326
Kimberly-Clark Corp., 7.50%, 11/1/18(1)	140,000	179,233
		321,559
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp. (The), 8.00%, 10/15/17(1)	350,000	355,250
INDUSTRIAL CONGLOMERATES — 0.3%
General Electric Co., 5.00%, 2/1/13(1)	652,000	699,769
General Electric Co., 5.25%, 12/6/17(1)	750,000	817,320
Hutchison Whampoa International 09/16 Ltd., 4.625%, 9/11/15(1)(2)	460,000	481,306
		1,998,395
INSURANCE — 0.9%
Allstate Corp. (The), 7.45%, 5/16/19	810,000	956,869
American International Group, Inc., 8.25%, 8/15/18(1)	210,000	213,675
Berkshire Hathaway Finance Corp., 5.00%, 8/15/13(1)	180,000	197,845
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(1)	300,000	294,975
Hartford Financial Services Group, Inc., 5.50%, 3/30/20(1)	150,000	145,967
Lincoln National Corp., 6.25%, 2/15/20(1)	300,000	322,214
MetLife Global Funding I, 5.125%, 4/10/13(1)(2)	340,000	368,068

NT Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

MetLife, Inc., 6.75%, 6/1/16(1)	$ 680,000	$ 770,645
New York Life Global Funding, 4.65%, 5/9/13(1)(2)	250,000	268,412
Prudential Financial, Inc., 7.375%, 6/15/19(1)	940,000	1,091,038
Prudential Financial, Inc., 5.40%, 6/13/35(1)	100,000	90,200
Travelers Cos., Inc. (The), 5.90%, 6/2/19(1)	180,000	200,350
		4,920,258
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc., 6.125%, 5/15/14(1)	200,000	213,137
Hasbro, Inc., 6.35%, 3/15/40(1)	380,000	388,953
		602,090
MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(1)	480,000	526,856
MEDIA — 2.7%
CBS Corp., 8.875%, 5/15/19(1)	290,000	365,680
CBS Corp., 5.75%, 4/15/20(1)	450,000	484,270
CBS Corp., 5.50%, 5/15/33(1)	520,000	479,657
Comcast Corp., 5.90%, 3/15/16(1)	810,000	914,390
Comcast Corp., 5.15%, 3/1/20(1)	100,000	104,998
Comcast Corp., 6.40%, 5/15/38(1)	140,000	151,668
Comcast Corp., 6.40%, 3/1/40(1)	530,000	573,683
DirecTV Holdings LLC, 3.55%, 3/15/15(1)	480,000	483,912
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(1)	950,000	1,007,471
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(1)	460,000	478,400
DISH DBS Corp., 7.00%, 10/1/13(1)	200,000	207,000
Gannett Co., Inc., 9.375%, 11/15/17(1)(2)	300,000	317,250
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(1)	840,000	930,300
Lamar Media Corp., 9.75%, 4/1/14(1)	420,000	459,900
News America, Inc., 6.90%, 8/15/39(1)	750,000	864,809
Omnicom Group, Inc., 5.90%, 4/15/16(1)	800,000	911,002
Time Warner Cable, Inc., 5.40%, 7/2/12(1)	790,000	844,388
Time Warner Cable, Inc., 6.75%, 7/1/18(1)	1,060,000	1,219,664
Time Warner, Inc., 5.50%, 11/15/11(1)	250,000	263,607
Time Warner, Inc., 6.875%, 5/1/12(1)	330,000	359,722
Time Warner, Inc., 4.875%, 3/15/20(1)	220,000	227,545
Time Warner, Inc., 7.70%, 5/1/32(1)	440,000	533,164
Viacom, Inc., 6.25%, 4/30/16(1)	1,230,000	1,397,538
Viacom, Inc., 6.875%, 4/30/36(1)	370,000	421,073
Virgin Media Secured Finance plc, 6.50%, 1/15/18(1)(2)	670,000	661,625
WMG Acquisition Corp., 9.50%, 6/15/16	600,000	642,000
		15,304,716
METALS & MINING — 1.0%
Anglo American Capital plc, 9.375%, 4/8/19(1)(2)	250,000	322,324
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(1)	210,000	213,818
ArcelorMittal, 9.85%, 6/1/19(1)	590,000	739,043
Barrick Gold Corp., 6.95%, 4/1/19	790,000	949,676
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(1)	450,000	495,643
Newmont Mining Corp., 6.25%, 10/1/39(1)	680,000	745,746
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(1)	460,000	504,506
Rio Tinto Finance USA Ltd., 9.00%, 5/1/19(1)	200,000	263,101
Teck Resources Ltd., 5.375%, 10/1/15(1)	210,000	219,668
Teck Resources Ltd., 10.75%, 5/15/19(1)	570,000	699,473
Vale Overseas Ltd., 5.625%, 9/15/19(1)	185,000	196,302

NT Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Xstrata Finance Canada Ltd., 5.80%, 11/15/16(1)(2)	$ 80,000	$ 85,919
		5,435,219
MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(1)	100,000	102,750
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(1)	390,000	392,925
		495,675
MULTI-UTILITIES — 1.0%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(1)	130,000	144,194
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(1)	140,000	149,010
CMS Energy Corp., 8.75%, 6/15/19(1)	540,000	599,396
Dominion Resources, Inc., 6.40%, 6/15/18(1)	740,000	858,979
Georgia Power Co., 6.00%, 11/1/13(1)	270,000	306,074
Pacific Gas & Electric Co., 4.20%, 3/1/11(1)	310,000	316,410
Pacific Gas & Electric Co., 5.80%, 3/1/37(1)	1,000,000	1,093,125
Pacific Gas & Electric Co., 6.35%, 2/15/38(1)	130,000	152,348
PG&E Corp., 5.75%, 4/1/14(1)	180,000	199,648
Public Service Co. of Colorado, 5.80%, 8/1/18(1)	180,000	207,310
Sempra Energy, 8.90%, 11/15/13(1)	500,000	597,936
Sempra Energy, 6.50%, 6/1/16(1)	410,000	471,295
Sempra Energy, 9.80%, 2/15/19(1)	130,000	173,044
Sempra Energy, 6.00%, 10/15/39(1)	200,000	213,445
		5,482,214
OFFICE ELECTRONICS — 0.2%
Xerox Corp., 5.65%, 5/15/13(1)	190,000	205,846
Xerox Corp., 4.25%, 2/15/15(1)	580,000	601,349
Xerox Corp., 5.625%, 12/15/19(1)	300,000	320,130
		1,127,325
OIL, GAS & CONSUMABLE FUELS — 2.5%
Anadarko Petroleum Corp., 5.95%, 9/15/16(1)	560,000	482,829
Anadarko Petroleum Corp., 6.45%, 9/15/36(1)	480,000	383,309
Cenovus Energy, Inc., 4.50%, 9/15/14(1)(2)	310,000	331,582
ConocoPhillips, 5.75%, 2/1/19(1)	580,000	665,015
ConocoPhillips, 6.50%, 2/1/39(1)	510,000	618,970
El Paso Corp., 7.875%, 6/15/12(1)	300,000	316,521
El Paso Corp., 7.25%, 6/1/18(1)	700,000	705,929
Enbridge Energy Partners LP, 6.50%, 4/15/18(1)	340,000	381,442
Enbridge Energy Partners LP, 5.20%, 3/15/20(1)	220,000	227,344
Enterprise Products Operating LLC, 3.70%, 6/1/15(1)	420,000	425,535
Enterprise Products Operating LLC, 6.30%, 9/15/17(1)	980,000	1,098,499
Enterprise Products Operating LLC, 6.45%, 9/1/40(1)	200,000	211,180
EOG Resources, Inc., 5.625%, 6/1/19(1)	240,000	270,589
Hess Corp., 6.00%, 1/15/40(1)	320,000	332,459
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(1)	510,000	581,883
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(1)	270,000	279,531
Magellan Midstream Partners LP, 6.55%, 7/15/19(1)	360,000	405,279
Motiva Enterprises LLC, 5.75%, 1/15/20(1)(2)	380,000	419,209
Nexen, Inc., 5.65%, 5/15/17(1)	250,000	271,936
Nexen, Inc., 6.20%, 7/30/19(1)	330,000	371,508
Petrobras International Finance Co., 5.75%, 1/20/20(1)	300,000	303,900
Petroleos Mexicanos, 6.00%, 3/5/20(1)(2)	280,000	295,400
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(1)	760,000	909,202
Shell International Finance BV, 3.10%, 6/28/15(1)	400,000	406,843

NT Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Shell International Finance BV, 4.30%, 9/22/19(1)	$ 400,000	$ 413,985
Shell International Finance BV, 6.375%, 12/15/38(1)	220,000	264,384
Talisman Energy, Inc., 7.75%, 6/1/19(1)	920,000	1,132,345
Valero Energy Corp., 4.50%, 2/1/15(1)	710,000	730,612
Williams Partners LP, 5.25%, 3/15/20(1)(2)	310,000	317,908
XTO Energy, Inc., 6.50%, 12/15/18(1)	550,000	669,009
XTO Energy, Inc., 6.10%, 4/1/36(1)	102,000	121,381
		14,345,518
PAPER & FOREST PRODUCTS — 0.3%
Georgia-Pacific LLC, 8.875%, 5/15/31(1)	150,000	163,875
International Paper Co., 9.375%, 5/15/19(1)	725,000	938,503
International Paper Co., 7.30%, 11/15/39(1)	440,000	487,377
		1,589,755
PHARMACEUTICALS — 1.2%
Abbott Laboratories, 2.70%, 5/27/15(1)	270,000	276,541
Abbott Laboratories, 5.875%, 5/15/16(1)	179,000	209,781
Abbott Laboratories, 5.30%, 5/27/40(1)	960,000	1,012,862
AstraZeneca plc, 5.90%, 9/15/17(1)	140,000	164,153
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(1)	290,000	317,356
Pfizer, Inc., 6.20%, 3/15/19(1)	720,000	857,717
Pfizer, Inc., 7.20%, 3/15/39(1)	470,000	620,897
Roche Holdings, Inc., 5.00%, 3/1/14(1)(2)	450,000	499,653
Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	650,000	759,012
Teva Pharmaceutical Finance III LLC, 1.50%, 6/15/12(1)	250,000	251,108
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(1)	1,280,000	1,372,841
Watson Pharmaceuticals, Inc., 6.125%, 8/15/19(1)	320,000	361,168
Wyeth, 5.95%, 4/1/37(1)	170,000	193,522
		6,896,611
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Digital Realty Trust LP, 4.50%, 7/15/15(2)(3)	120,000	120,250
Digital Realty Trust LP, 5.875%, 2/1/20(1)(2)	380,000	388,683
ProLogis, 5.625%, 11/15/16(1)	250,000	235,458
ProLogis, 7.375%, 10/30/19(1)	280,000	274,861
ProLogis, 6.875%, 3/15/20(1)	380,000	360,032
Reckson Operating Partnership LP, 7.75%, 3/15/20(1)(2)	300,000	294,855
Simon Property Group LP, 5.30%, 5/30/13(1)	350,000	376,890
Simon Property Group LP, 5.75%, 12/1/15(1)	600,000	660,694
		2,711,723
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
AMB Property LP, 6.625%, 12/1/19(1)	390,000	421,295
ROAD & RAIL — 0.4%
CSX Corp., 7.375%, 2/1/19(1)	630,000	773,449
Norfolk Southern Corp., 5.75%, 1/15/16(1)	250,000	284,104
Norfolk Southern Corp., 5.75%, 4/1/18(1)	500,000	566,444
Union Pacific Corp., 5.75%, 11/15/17(1)	180,000	203,659
Union Pacific Corp., 7.875%, 1/15/19(1)	460,000	586,966
		2,414,622
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(4)
Analog Devices, Inc., 5.00%, 7/1/14(1)	220,000	238,091
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17(1)	400,000	440,288

NT Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

SPECIALTY RETAIL — 0.4%
GSC Holdings Corp., 8.00%, 10/1/12(1)	$ 200,000	$ 206,500
Home Depot, Inc. (The), 5.40%, 3/1/16(1)	880,000	981,138
Home Depot, Inc. (The), 5.875%, 12/16/36(1)	90,000	92,696
Lowe's Cos., Inc., 4.625%, 4/15/20(1)	150,000	161,377
Ltd. Brands, Inc., 6.90%, 7/15/17(1)	450,000	453,375
Staples, Inc., 9.75%, 1/15/14(1)	265,000	325,328
		2,220,414
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
America Movil SAB de CV, 5.00%, 10/16/19(1)(2)	500,000	519,723
America Movil SAB de CV, 5.00%, 3/30/20(1)(2)	320,000	332,546
American Tower Corp., 4.625%, 4/1/15	400,000	416,713
American Tower Corp., 7.25%, 5/15/19(1)	400,000	458,000
Rogers Cable, Inc., 6.25%, 6/15/13(1)	340,000	378,990
Rogers Communications, Inc., 6.80%, 8/15/18(1)	200,000	236,997
SBA Telecommunications, Inc., 8.00%, 8/15/16(1)(2)	250,000	260,000
SBA Telecommunications, Inc., 8.25%, 8/15/19(1)(2)	400,000	423,000
Vodafone Group plc, 5.00%, 12/16/13(1)	270,000	292,773
Vodafone Group plc, 5.45%, 6/10/19(1)	380,000	407,877
		3,726,619
TOTAL CORPORATE BONDS
(Cost $153,047,274)		162,904,526
U.S. TREASURY SECURITIES — 26.7%
U.S. Treasury Bonds, 10.625%, 8/15/15(1)	2,900,000	4,150,173
U.S. Treasury Bonds, 5.25%, 2/15/29(1)	4,827,000	5,818,046
U.S. Treasury Bonds, 5.375%, 2/15/31(1)	2,000,000	2,465,000
U.S. Treasury Bonds, 4.75%, 2/15/37(1)	800,000	920,625
U.S. Treasury Bonds, 4.25%, 5/15/39(1)	500,000	530,000
U.S. Treasury Bonds, 4.375%, 11/15/39(1)	11,900,000	12,881,750
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	7,992,180	8,447,359
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20(1)	3,507,280	2,895,375
U.S. Treasury Notes, 1.00%, 10/31/11(1)	4,900,000	4,935,603
U.S. Treasury Notes, 0.75%, 11/30/11(1)	19,000,000	19,076,456
U.S. Treasury Notes, 0.75%, 5/31/12(1)	2,500,000	2,508,017
U.S. Treasury Notes, 1.875%, 6/15/12(1)	15,500,000	15,887,500
U.S. Treasury Notes, 4.25%, 9/30/12(1)	1,390,000	1,503,372
U.S. Treasury Notes, 1.375%, 11/15/12(1)	15,000,000	15,220,320
U.S. Treasury Notes, 1.375%, 3/15/13(1)	15,000,000	15,199,305
U.S. Treasury Notes, 1.375%, 5/15/13(1)	1,000,000	1,012,577
U.S. Treasury Notes, 1.875%, 4/30/14(1)	5,000,000	5,092,580
U.S. Treasury Notes, 2.375%, 8/31/14(1)	1,200,000	1,241,156
U.S. Treasury Notes, 2.125%, 11/30/14(1)	20,000,000	20,434,380
U.S. Treasury Notes, 2.625%, 12/31/14(1)	5,000,000	5,210,155
U.S. Treasury Notes, 2.50%, 3/31/15(1)	5,000,000	5,183,585
U.S. Treasury Notes, 4.75%, 8/15/17(1)	1,092,000	1,263,478
TOTAL U.S. TREASURY SECURITIES
(Cost $146,790,979)		151,876,812
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 20.4%
FHLMC, 6.50%, 12/1/12(1)	344	374
FHLMC, 6.00%, 1/1/13(1)	4,030	4,374
FHLMC, 7.00%, 11/1/13(1)	1,126	1,200

NT Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

FHLMC, 7.00%, 6/1/14(1)	$ 3,208	$ 3,446
FHLMC, 6.50%, 6/1/16(1)	5,615	6,061
FHLMC, 6.50%, 6/1/16(1)	11,709	12,720
FHLMC, 5.00%, 4/1/19	4,188,432	4,503,572
FHLMC, 7.00%, 9/1/27(1)	1,328	1,508
FHLMC, 6.50%, 1/1/28(1)	2,402	2,669
FHLMC, 7.00%, 2/1/28(1)	352	400
FHLMC, 6.50%, 3/1/29(1)	13,060	14,539
FHLMC, 6.50%, 6/1/29(1)	8,631	9,608
FHLMC, 7.00%, 8/1/29(1)	1,647	1,873
FHLMC, 7.50%, 8/1/29(1)	2,998	3,435
FHLMC, 6.50%, 5/1/31(1)	308	343
FHLMC, 6.50%, 5/1/31(1)	6,882	7,661
FHLMC, 6.50%, 6/1/31(1)	97	108
FHLMC, 6.50%, 6/1/31(1)	375	417
FHLMC, 6.50%, 6/1/31(1)	1,051	1,170
FHLMC, 6.50%, 6/1/31(1)	2,749	3,060
FHLMC, 5.50%, 12/1/33(1)	183,414	197,955
FHLMC, 5.50%, 1/1/38(1)	2,741,521	2,946,878
FHLMC, 5.50%, 4/1/38(1)	2,387,352	2,564,181
FHLMC, 6.00%, 5/1/38	3,172,617	3,448,437
FHLMC, 6.00%, 8/1/38	415,775	451,703
FHLMC, 5.50%, 9/1/38	12,207,834	13,112,053
FHLMC, 6.50%, 7/1/47(1)	57,439	62,747
FNMA, 6.50%, settlement date 7/15/10(6)	1,304,000	1,428,492
FNMA, 6.00%, 5/1/13(1)	450	486
FNMA, 6.00%, 5/1/13(1)	1,134	1,231
FNMA, 6.00%, 7/1/13(1)	3,317	3,603
FNMA, 6.00%, 12/1/13(1)	4,291	4,661
FNMA, 6.00%, 1/1/14(1)	3,594	3,904
FNMA, 6.00%, 2/1/14(1)	5,485	5,958
FNMA, 6.00%, 4/1/14(1)	6,635	7,207
FNMA, 5.50%, 12/1/16(1)	25,392	27,485
FNMA, 5.50%, 12/1/16(1)	57,782	62,545
FNMA, 6.50%, 1/1/26(1)	8,104	8,964
FNMA, 7.00%, 12/1/27(1)	1,021	1,157
FNMA, 6.50%, 1/1/28(1)	679	751
FNMA, 7.00%, 1/1/28(1)	464	526
FNMA, 7.50%, 4/1/28(1)	2,962	3,373
FNMA, 7.00%, 5/1/28(1)	7,153	8,113
FNMA, 7.00%, 6/1/28(1)	470	533
FNMA, 6.50%, 1/1/29(1)	1,759	1,964
FNMA, 6.50%, 4/1/29(1)	5,804	6,482
FNMA, 7.00%, 7/1/29(1)	3,765	4,270
FNMA, 7.00%, 7/1/29(1)	4,388	4,979
FNMA, 7.50%, 7/1/29(1)	10,452	11,917
FNMA, 7.50%, 8/1/30(1)	6,565	7,490
FNMA, 7.50%, 9/1/30(1)	3,580	4,081
FNMA, 7.00%, 9/1/31(1)	24,551	27,837
FNMA, 6.50%, 1/1/32(1)	10,001	11,168
FNMA, 7.00%, 6/1/32(1)	107,967	122,204
FNMA, 6.50%, 8/1/32(1)	39,082	43,646

NT Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

FNMA, 5.50%, 6/1/33(1)	$ 240,215	$ 259,071
FNMA, 5.50%, 7/1/33(1)	1,120,671	1,208,644
FNMA, 5.50%, 8/1/33(1)	218,154	235,279
FNMA, 5.50%, 9/1/33(1)	297,816	321,194
FNMA, 5.00%, 11/1/33(1)	2,111,170	2,245,515
FNMA, 5.50%, 1/1/34(1)	560,756	606,138
FNMA, 5.50%, 12/1/34(1)	1,381,795	1,488,107
FNMA, 4.50%, 1/1/35	873,437	911,404
FNMA, 5.00%, 8/1/35(1)	1,501,831	1,594,350
FNMA, 4.50%, 9/1/35(1)	1,478,855	1,546,836
FNMA, 5.00%, 2/1/36(1)	8,077,506	8,575,114
FNMA, 5.50%, 7/1/36(1)	747,750	803,878
FNMA, 5.50%, 2/1/37(1)	305,848	328,806
FNMA, 6.50%, 8/1/37(1)	552,079	601,455
FNMA, 6.00%, 11/1/37	1,444,001	1,569,088
FNMA, 5.50%, 2/1/38(1)	13,288,409	14,283,046
FNMA, 5.50%, 6/1/38	3,673,914	3,948,906
FNMA, 5.00%, 1/1/39	2,221,163	2,354,053
FNMA, 4.50%, 2/1/39	6,396,035	6,645,080
FNMA, 4.50%, 6/1/39	3,097,354	3,219,237
FNMA, 4.50%, 9/1/39	4,815,471	5,001,469
FNMA, 5.00%, 4/1/40	4,015,520	4,276,320
FNMA, 5.00%, 4/1/40	9,927,924	10,520,911
FNMA, 6.50%, 6/1/47(1)	31,626	34,543
FNMA, 6.50%, 8/1/47(1)	127,970	139,775
FNMA, 6.50%, 8/1/47(1)	130,496	142,534
FNMA, 6.50%, 9/1/47(1)	14,507	15,845
FNMA, 6.50%, 9/1/47(1)	78,654	85,910
FNMA, 6.50%, 9/1/47(1)	191,538	209,207
FNMA, 6.50%, 9/1/47(1)	208,055	227,248
GNMA, 6.00%, settlement date 7/15/10(6)	3,000,000	3,268,596
GNMA, 7.50%, 8/20/17(1)	3,974	4,362
GNMA, 7.00%, 11/15/22(1)	5,208	5,872
GNMA, 7.00%, 4/20/26(1)	1,021	1,142
GNMA, 7.50%, 8/15/26(1)	1,963	2,232
GNMA, 8.00%, 8/15/26(1)	1,018	1,178
GNMA, 7.50%, 4/15/27(1)	138	157
GNMA, 7.50%, 5/15/27(1)	2,373	2,700
GNMA, 8.00%, 6/15/27(1)	2,036	2,359
GNMA, 7.50%, 11/15/27(1)	252	287
GNMA, 7.00%, 2/15/28(1)	612	695
GNMA, 7.50%, 2/15/28(1)	940	1,071
GNMA, 6.50%, 3/15/28(1)	1,738	1,953
GNMA, 7.00%, 4/15/28(1)	304	346
GNMA, 6.50%, 5/15/28(1)	674	758
GNMA, 6.50%, 5/15/28(1)	4,646	5,221
GNMA, 7.00%, 12/15/28(1)	1,338	1,522
GNMA, 7.00%, 5/15/31(1)	9,637	10,953
GNMA, 4.50%, 8/15/33	4,493,322	4,721,077
GNMA, 5.00%, 4/20/36	1,827,089	1,952,700
GNMA, 5.00%, 5/20/36(1)	2,550,491	2,725,836

NT Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

GNMA, 6.00%, 1/20/39	$ 393,445	$ 429,670
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $111,039,756)		115,717,169
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 7.9%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 3.4%
FHLB, 1.875%, 6/21/13	2,000,000	2,041,478
FHLMC, 2.875%, 2/9/15(1)	6,800,000	7,094,392
FHLMC, 5.50%, 8/23/17(1)	3,000,000	3,522,756
FHLMC, 4.875%, 6/13/18(1)	1,530,000	1,735,788
FNMA, 4.375%, 7/17/13(1)	639,000	700,668
FNMA, 5.00%, 2/13/17(1)	1,650,000	1,879,149
FNMA, 6.625%, 11/15/30	2,173,000	2,838,114
		19,812,345
GOVERNMENT-BACKED CORPORATE BONDS(7) — 4.5%
Ally Financial, Inc., 1.75%, 10/30/12(1)	4,000,000	4,072,636
Bank of America Corp., 2.10%, 4/30/12(1)	4,000,000	4,098,800
Bank of America Corp., 3.125%, 6/15/12(1)	1,500,000	1,567,533
Citigroup Funding, Inc., 1.875%, 10/22/12	5,000,000	5,109,125
General Electric Capital Corp., 2.25%, 3/12/12(1)	2,000,000	2,053,102
General Electric Capital Corp., 2.20%, 6/8/12(1)	2,500,000	2,567,665
Goldman Sachs Group, Inc. (The), 1.625%, 7/15/11(1)	2,500,000	2,530,045
Morgan Stanley, 2.00%, 9/22/11(1)	900,000	915,904
US Bancorp., 1.80%, 5/15/12	2,000,000	2,039,418
		24,954,228
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $43,353,475)		44,766,573
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 6.0%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(1)	2,360,000	2,389,320
Bear Stearns Commercial Mortgage Securities, Series 2000 WF2, Class B, VRN, 7.46%, 7/1/10(1)	650,000	651,316
Commercial Mortgage Pass-Through Certificates, Series 2004 LB2A, Class A3 SEQ, 4.22%, 3/10/39(1)	598,393	602,629
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 7/1/10	1,700,000	1,763,126
Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.45%, 7/15/10, resets monthly off the 1-month LIBOR plus 0.10% with no caps(1)(2)	5,276	5,269
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.53%, 7/15/10, resets monthly off the 1-month LIBOR plus 0.18% with no caps(1)(2)	1,493,947	1,294,564
GMAC Commercial Mortgage Securities, Inc., Series 2000 C3, Class A2 SEQ, 6.96%, 9/15/35(1)	717,025	722,511
GMAC Commercial Mortgage Securities, Inc., Series 2000 C3, Class B, 7.06%, 9/15/35	1,300,000	1,321,613
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.44%, 7/5/10, resets monthly off the 1-month LIBOR plus 0.09% with no caps(1)(2)	125,460	119,493
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(1)	3,000,000	3,105,611

NT Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

GS Mortgage Securities Corp. II, Series 2005 GG4, Class A2 SEQ, 4.48%, 7/10/39(1)	$ 1,906,001	$ 1,905,134
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(1)	1,000,000	1,017,299
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	2,000,000	2,072,078
Heller Financial Commercial Mortgage Asset, Series 2000 PH1, Class D, VRN, 8.08%, 7/1/10	550,000	549,469
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(1)	1,700,000	1,724,287
LB-UBS Commercial Mortgage Trust, Series 2004 C6, Class A3 SEQ, 4.55%, 8/15/29(1)	1,200,000	1,209,942
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)	2,218,783	2,218,783
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(1)	1,700,000	1,739,811
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.42%, 7/15/10, resets monthly off the 1-month LIBOR plus 0.07% with no caps(1)(2)	220,172	208,563
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(1)	786,117	802,674
Morgan Stanley Capital I, Series 2004 HQ3, Class A3 SEQ, 4.49%, 1/13/41(1)	690,468	706,197
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(1)	1,737,000	1,750,367
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(1)	750,000	757,845
Wachovia Bank Commercial Mortgage Trust, Series 2005 C19, Class A2 SEQ, 4.52%, 5/15/44(1)	131,941	131,912
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 7/1/10(1)	2,600,000	2,701,792
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 7/1/10(1)	2,800,000	2,924,653
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $34,025,865)		34,396,258
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 4.0%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(1)	617,365	453,227
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A3, VRN, 3.32%, 7/1/10(1)	655,448	538,342
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.20%, 7/1/10(1)	1,630,727	1,475,795
Chase Mortgage Finance Corp., Series 2005 A1, Class 2A2 SEQ, VRN, 5.21%, 7/1/10(1)	752,298	697,214
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(1)	158,006	155,295
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3, VRN, 3.51%, 7/1/10(1)	1,218,523	1,041,091
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(1)	859,644	836,045
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	818,089	732,683
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(1)	617,970	540,282
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 2.90%, 7/1/10(1)	429,128	402,182
GSR Mortgage Loan Trust, Series 2005 6F, Class 3A15, 5.50%, 7/25/35(1)	1,228,609	1,178,763

NT Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

J.P. Morgan Mortgage Trust, Series 2004 A2, Class 1A1, VRN, 3.00%, 7/1/10(1)	$ 253,991	$ 249,010
J.P. Morgan Mortgage Trust, Series 2004 S2, Class 1A3 SEQ, 4.75%, 11/25/19	687,976	693,247
J.P. Morgan Mortgage Trust, Series 2005 A6, Class 7A1, VRN, 4.59%, 7/1/10(1)	1,478,476	1,244,270
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(1)	10,061	10,276
Wells Fargo Mortgage Backed Securities Trust, Series 2004 EE, Class 3A1, VRN, 3.15%, 7/1/10(1)	157,580	160,927
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	1,042,011	1,042,553
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,545,207	1,499,968
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR1, Class 2A2 SEQ, VRN, 5.48%, 7/1/10(1)	810,081	799,974
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	1,508,690	1,448,030
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36(1)	1,200,000	1,039,558
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	1,232,407	1,114,529
		17,353,261
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
FHLMC, Series 2702, Class AB, 4.50%, 7/15/27	908,418	926,712
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(1)	700,000	760,544
FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(1)	3,000,000	3,226,361
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19(1)	2,234	2,495
FNMA, Series 2003-10, Class HW SEQ, 5.00%, 11/25/16(1)	749,785	761,380
		5,677,492
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $22,304,582)		23,030,753
MUNICIPAL SECURITIES — 2.0%
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(1)(3)	50,000	50,537
California GO, (Building Bonds), 6.65%, 3/1/22(1)	240,000	255,420
California GO, (Building Bonds), 7.55%, 4/1/39(1)	400,000	437,604
California GO, (Building Bonds), 7.30%, 10/1/39(1)	640,000	675,834
California State Department of Water Resources Power Rev., Series 2010 L, 5.00%, 5/1/20(1)	1,086,000	1,235,738
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(1)	673,000	534,806
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	310,000	307,632
Irvine Ranch Water District Joint Powers Agency Rev., (Taxable Issue 2), 2.61%, 3/15/14(1)(8)	1,900,000	1,950,046
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(1)	155,000	156,849
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(1)	280,000	296,831
Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(1)	620,000	614,091
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(1)	250,000	316,400
New York GO, (Building Bonds), 5.97%, 3/1/36(1)	590,000	623,064
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(1)	185,000	191,432

NT Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Oregon State Department of Transportation Highway Usertax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(1)		$ 200,000	$ 221,110
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39(1)		250,000	285,772
San Francisco City & County Public Utilities Commission Rev., (Building Bonds), 6.00%, 11/1/40(1)		520,000	539,812
Texas GO, (Building Bonds), 5.52%, 4/1/39(1)		860,000	935,680
University of California Rev., (Building Bonds), 5.77%, 5/15/43(1)		420,000	441,748
Utah GO, Series 2009 D, (Building Bonds), 4.55%, 7/1/24(1)		830,000	901,239
Washington GO, (Building Bonds), 5.14%, 8/1/40(1)		510,000	519,822
TOTAL MUNICIPAL SECURITIES
(Cost $11,011,783)			11,491,467
SOVEREIGN GOVERNMENTS & AGENCIES — 1.8%
BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19(1)		810,000	893,025
CANADA — 0.1%
Hydro Quebec, 8.40%, 1/15/22(1)		29,000	40,542
Province of Ontario Canada, 5.45%, 4/27/16(1)		300,000	345,456
			385,998
GERMANY — 0.7%
German Federal Republic, 3.50%, 7/4/19	EUR	2,400,000	3,178,341
KfW, 4.125%, 10/15/14(1)		$ 690,000	746,888
			3,925,229
ITALY — 0.5%
Republic of Italy, 4.00%, 9/1/20	EUR	2,340,000	2,859,477
MEXICO — 0.1%
United Mexican States, 5.95%, 3/19/19(1)		$ 750,000	836,250
United Mexican States, 6.05%, 1/11/40(1)		220,000	233,200
			1,069,450
NORWAY — 0.1%
Government of Norway, 6.00%, 5/16/11	NOK	4,400,000	698,023
POLAND — 0.1%
Poland Government International Bond, 6.375%, 7/15/19(1)		$ 350,000	389,251
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $10,512,463)			10,220,453
ASSET-BACKED SECURITIES(5) — 0.4%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16		1,600,000	1,630,599
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A4 SEQ, 6.19%, 3/1/13(1)		48,191	49,350
SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 0.55%, 7/26/10, resets quarterly off the 3-month LIBOR plus 0.23% with no caps(1)		567,045	567,232
TOTAL ASSET-BACKED SECURITIES
(Cost $2,215,197)			2,247,181
SHORT-TERM INVESTMENTS — 0.2%
Government of Canada Treasury Bill, 0.32%, 7/22/10(9)
(Cost $1,277,990)	CAD	1,280,000	1,202,182

NT Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various
U.S. Treasury obligations, 1.125%, 6/30/11, valued at $11,953,622), in a joint trading account at 0.01%, dated 6/30/10, due 7/1/10 (Delivery value $11,720,003)
(Cost $11,720,000)
$ 11,720,000
TOTAL INVESTMENT SECURITIES — 100.2%
(Cost $547,299,364)	569,573,374
OTHER ASSETS AND LIABILITIES — (0.2)%	(1,418,314)
TOTAL NET ASSETS — 100.0%	$568,155,060

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
1,069,038	EUR for USD	7/30/10	$1,307,373	$113,635
680,000	EUR for USD	7/30/10	831,601	38,051
872,000	EUR for USD	7/30/10	1,066,407	43,000
2,350,530	EUR for USD	7/30/10	2,874,565	30,972
			$6,079,946	$225,658

(Value on Settlement Date $6,305,604)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
87	U.S. Long Bond	September 2010	$11,092,500	$326,039

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
278	U.S. Treasury 2-Year Notes	September 2010	$60,834,219	$(265,591)

NT Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$1,100,000	Pay quarterly a fixed rate equal to 0.12% per annum multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$ 32,449
CREDIT DEFAULT - SELL PROTECTION
6,000,000	Receive quarterly a fixed rate equal to 1.00% per annum multiplied by the notional amount and pay Bank of America N.A. upon each default event of one of the issues of CDX North America Investment Grade 14 Index, par value of the proportional notional amount. Expires June 2015.*	$(46,687)	(51,163)
		$(46,687)	$(18,714)

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

NT Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
CDX	-	Credit Derivative Indexes
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
NOK	-	Norwegian Krone
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security, or a portion thereof, has been segregated for forward commitments, when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $83,480,000.

(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $20,728,695, which represented 3.6% of total net assets.

(3)	When-issued security.
(4)	Category is less than 0.05% of total net assets.
(5)	Final maturity indicated, unless otherwise noted.
(6)	Forward commitment.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(8)	Escrowed to maturity in U.S. government securities or state and local government securities.
(9)   The rate indicated is the yield to maturity at purchase.

NT Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	–	$162,904,526	–
U.S. Treasury Securities	–	151,876,812	–
U.S. Government Agency Mortgage-Backed Securities	–	115,717,169	–
U.S. Government Agency Securities and Equivalents	–	44,766,573	–
Commercial Mortgage-Backed Securities	–	34,396,258	–
Collateralized Mortgage Obligations	–	23,030,753	–
Municipal Securities	–	11,491,467	–
Sovereign Governments & Agencies	–	10,220,453	–
Asset-Backed Securities	–	2,247,181	–
Short-Term Investments	–	1,202,182	–
Temporary Cash Investments	–	11,720,000	–
Total Value of Investment Securities	–	$569,573,374	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$225,658	–
Futures Contracts	$60,448	–	–
Swap Agreements	–	(65,401)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$60,448	$160,257	–

NT Diversified Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$547,299,364
Gross tax appreciation of investments	$ 23,830,489
Gross tax depreciation of investments	(1,556,479)
Net tax appreciation (depreciation) of investments	$ 22,274,010

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Premium Money Market Fund

June 30, 2010

Premium Money Market – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

COMMERCIAL PAPER(1)—37.9%
Austin Texas, 0.43%, 8/13/10	$ 1,121,000	$ 1,120,438
BASF SE, 0.27%, 8/16/10(2)	21,000,000	20,992,755
BNP Paribas Finance, Inc., 0.29%, 7/6/10	25,000,000	24,998,993
BNP Paribas Finance, Inc., 0.28%, 7/20/10	7,700,000	7,698,862
Catholic Health Initiatives, 0.40%, 8/2/10	5,000,000	5,000,000
Catholic Health Initiatives, 0.40%, 9/3/10	10,000,000	10,000,000
Chicago Illinois, 0.60%, 10/6/10	7,523,000	7,510,838
Citibank Credit Card Issuance Trust, 0.45%, 8/9/10(2)	6,500,000	6,496,831
Crown Point Capital Co. LLC, 0.40%, 7/23/10(2)	15,000,000	14,996,333
Crown Point Capital Co. LLC, 0.45%, 8/6/10(2)	5,000,000	4,997,750
Crown Point Capital Co. LLC, 0.45%, 8/9/10(2)	5,000,000	4,997,563
Falcon Asset Securitization Co. LLC, 0.38%, 7/29/10(2)	10,000,000	9,997,045
Govco LLC, 0.30%, 7/12/10(2)	5,800,000	5,799,468
Govco LLC, 0.62%, 11/2/10(2)	5,000,000	4,989,322
Govco LLC, 0.73%, 12/13/10(2)	10,000,000	9,966,542
Honeywell International, Inc., 0.60%, 12/27/10(2)	10,000,000	9,970,167
Jupiter Securitization Co. LLC, 0.42%, 8/9/10(2)	27,550,000	27,537,465
Legacy Capital LLC, 0.37%, 7/6/10(2)	29,200,000	29,198,483
Legacy Capital LLC, 0.45%, 8/2/10(2)	8,200,000	8,196,720
Lexington Parker Capital, 0.35%, 7/6/10(2)	22,000,000	21,998,931
Lexington Parker Capital, 0.40%, 7/16/10(2)	10,000,000	9,998,333
Lexington Parker Capital, 0.45%, 8/20/10(2)	5,000,000	4,996,875
Nestle Capital Corp., 0.30%, 9/14/10(2)	5,000,000	4,996,875
Nestle Capital Corp., 0.35%, 10/19/10(2)	7,000,000	6,992,514
Nestle Finance International Ltd., 0.28%, 8/24/10	10,000,000	9,995,800
Nestle Finance International Ltd., 0.41%, 8/26/10	15,000,000	14,990,433
Oakland-Alameda County, 0.40%, 7/15/10	3,000,000	3,000,000
Providence Health & Services, 0.45%, 8/23/10	14,000,000	14,000,000
St. Joseph County Indiana, 0.35%, 7/30/10	10,004,000	10,001,179
Texas Municipal Power Agency, 0.32%, 8/2/10	28,700,000	28,700,000
Toyota Motor Credit Corp., 0.37%, 7/15/10	10,000,000	9,998,561
University of California, 0.25%, 7/7/10	15,000,000	14,999,375
TOTAL COMMERCIAL PAPER		369,134,451
MUNICIPAL SECURITIES — 31.9%
Alabama Industrial Development Auth. Rev., (Simcala, Inc.), VRDN, 0.45%, 7/1/10 (LOC: Bank One)	4,225,000	4,225,000
Arden Hills Housing & Health Care Facilities Rev., Series 1999 A, (Presbyterian Homes), VRDN, 0.15%, 7/1/10 (LOC: U.S. Bank N.A.)	1,424,000	1,424,000
Bermudian Springs School District GO, VRDN, 0.30%, 7/1/10 (AGM)(SBBPA: Royal Bank of Canada)	2,325,000	2,325,000
California Enterprise Development Auth. Rev., Series 2008 B, (Pocino Foods), VRDN, 0.80%, 7/1/10 (LOC: City National Bank and FHLB)	995,000	995,000
California Enterprise Development Auth. Rev., Series 2008 B, (Ramar International Corp.), VRDN, 0.80%, 7/1/10 (LOC: Bank of the West)	1,515,000	1,515,000
California Enterprise Development Auth. Rev., Series 2008 B, (Sconza Candy), VRDN, 0.40%, 7/1/10 (LOC: Wells Fargo Bank N.A.)	3,300,000	3,300,000
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (iWorks, Inc.), VRDN, 0.40%, 7/1/10 (LOC: City National Bank and FHLB)	1,865,000	1,865,000
California School Cash Reserve Program Auth. Rev., Series 2010 B, 2.00%, 6/1/11(3)	12,570,000	12,695,700

Premium Money Market – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

California Statewide Communities Development Auth. Multifamily Rev., Series 2001 S, (Birchcrest Apartments), VRDN, 0.18%, 7/1/10 (LOC: U.S. Bank N.A.)	$ 955,000	$ 955,000
Chicago Illinois Industrial Development Rev., (Enterprise Center VII), VRDN, 0.35%, 7/1/10 (LOC: LaSalle Bank N.A.)	5,000,000	5,000,000
Chula Vista Industrial Development Rev., Series 2006 A, (San Diego Gas & Electric Co.), VRDN, 0.18%, 7/1/10	10,000,000	10,000,000
Colorado Housing & Finance Auth. Economic Development Rev., Series 2004 B, (Corey Building), VRDN, 0.80%, 7/1/10 (LOC: Wells Fargo Bank N.A.)	210,000	210,000
Colorado Housing & Finance Auth. Economic Development Rev., Series 2005 B, (Closet Factory), VRDN, 0.80%, 7/1/10 (LOC: Colorado Business Bank and Bank of New York)	875,000	875,000
Connecticut Housing Finance Auth. Rev., Series 2008 A5, (Housing Mortgage Finance), VRDN, 0.32%, 7/1/10 (SBBPA: FHLB)	19,635,000	19,635,000
Escambia County Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.22%, 7/1/10	11,000,000	11,000,000
Fairfield Rev., Series 2005 A2, VRDN, 0.75%, 7/1/10 (LOC: Landesbank Hessen-Thuringen Girozentrale)	2,800,000	2,800,000
Gary Industrial Empowerment Zone Rev., (Chemcoaters LLC), VRDN, 0.85%, 7/1/10 (LOC: American Bank & Trust and FHLB)	6,500,000	6,500,000
Hart Family Holdings LLC Rev., VRDN, 0.33%, 7/1/10 (LOC: Community Bank & Trust and FHLB)	10,500,000	10,500,000
Houston Higher Education Finance Corp. Housing Rev., Series 2003 C, (Tierwester Oaks & Richfield Manor), VRDN, 1.38%, 7/31/10 (LOC: Bank of New York)	1,155,000	1,155,000
Idaho Health Facilities Auth. Rev., (St. Lukes Regional Medical Center), VRDN, 0.23%, 7/1/10 (AGM) (SBBPA: Bayerische Landesbank)	1,175,000	1,175,000
Iowa Finance Auth. Private College Rev., (Morningside College), VRDN, 0.15%, 7/1/10 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Kansas City Financing Commission Tax Allocation Rev., Series 2006 B, (Briarcliff West), VRDN, 0.42%, 7/1/10 (LOC: M&I Marshall & Ilsley Bank and FHLB)	9,130,000	9,130,000
Kentucky Housing Corp. Rev., Series 2008 B, VRDN, 0.42%, 7/1/10 (SBBPA: Lloyds TSB Bank plc)	2,910,000	2,910,000
King County Housing Auth. Rev., (Auburn Court Apartments), VRDN, 0.34%, 7/1/10 (FNMA)(LIQ FAC: FNMA)	11,445,000	11,445,000
Lansing Economic Development Corp. Rev., (Accident Fund), VRDN, 0.40%, 7/1/10 (LOC: FHLB)	2,250,000	2,250,000
Los Angeles Multifamily Rev., Series 2001 F, (Housing-San Regis), VRDN, 0.32%, 7/1/10 (FNMA)(LIQ FAC: FNMA)	1,075,000	1,075,000
Louisiana Public Facilities Auth. Rev., (Dynamic Fuels LLC), VRDN, 0.15%, 7/1/10 (LOC: JPMorgan Chase Bank N.A.)	23,415,000	23,415,000
Michigan GO, Series 2009 A, 2.00%, 9/30/10	7,000,000	7,025,545
Midwestern University Foundation Rev., Series 2009 A, VRDN, 0.35%, 7/1/10 (LOC: Royal Bank of Canada)	3,000,000	3,000,000
Mississippi Business Finance Corp. Rev., (Aurora Flight Sciences Corp.), VRDN, 0.45%, 7/1/10 (LOC: Branch Banking & Trust)	12,085,000	12,085,000
Mississippi Business Finance Corp. Rev., Series 2006 R1, (Brown Bottling Group, Inc.), VRDN, 0.40%, 7/1/10 (LOC: Trustmark National Bank and FHLB)	8,340,000	8,340,000
Mississippi GO, 6.25%, 2/1/11	1,500,000	1,549,136
Montana State Board of Regents Rev., Series 2005 J, (Montana State University Facilities Improvement), VRDN, 0.15%, 7/1/10 (LOC: Wells Fargo Bank N.A.)	1,480,000	1,480,000
Montebello COP, VRDN, 0.80%, 7/7/10 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	6,470,000	6,470,000
Morgan Hill Redevelopment Agency Tax Allocation Rev., Series 2008 B, (Ojo de Agua Redevelopment Area), VRDN, 0.45%, 7/1/10 (LOC: Scotiabank)	13,300,000	13,300,000

Premium Money Market – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Nevada Housing Division Multi-Family Housing Rev., (Golden Apartments), VRDN, 0.40%, 7/1/10 (FHLMC)(LIQ FAC: FHLMC)	$ 1,600,000	$ 1,600,000
Nevada Multi Unit Housing Division Rev., Series 2002 B, VRDN, 0.50%, 7/1/10 (FNMA)(LIQ FAC: FNMA)	990,000	990,000
New Jersey Economic Development Auth. Rev., Series 2006 B, (Accurate Box Co., Inc.), VRDN, 0.40%, 7/1/10 (LOC: Sun Bank N.A. and Wells Fargo Bank N.A.)	845,000	845,000
New Mexico Educational Assistance Foundation Rev., Series 2003 A2, VRDN, 0.28%, 7/1/10 (LOC: Royal Bank of Canada)	3,000,000	3,000,000
New Mexico Educational Assistance Foundation Rev., Series 2009 A, VRDN, 0.28%, 7/7/10 (LOC: Royal Bank of Canada)	3,000,000	3,000,000
North Carolina Medical Care Commission Rev., (Cornelia Nixon Davis, Inc), VRDN, 0.36%, 7/1/10 (LOC: Wachovia Bank N.A.)	5,705,000	5,705,000
Orange County Housing Finance Auth. Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.33%, 7/7/10 (LOC: FNMA)	1,145,000	1,145,000
Oregon State Housing & Community Services Department Rev., Series 2009 B1, (Pearl Family Housing), VRDN, 0.32%, 7/1/10 (LOC: U.S. Bank N.A.)	3,650,000	3,650,000
Pasadena COP, (Los Robles Avenue Parking Facilities), VRDN, 0.38%, 7/6/10 (LOC: Bank of New York and California State Teachers' Retirement System)	300,000	300,000
Peninsula Ports Auth. Rev., Series 1987 D, (Dominion Term), VRDN, 0.15%, 7/1/10 (LOC: U.S. Bank N.A.)	6,120,000	6,120,000
Putnam Hospital Center Rev., (Multi-Mode), VRDN, 0.55%, 7/7/10 (LOC: JPMorgan Chase Bank N.A.)(2)	2,935,000	2,935,000
Salinas COP, (Fairways Golf), VRDN, 0.45%, 7/1/10 (LOC: Rabobank N.A. and Cooperative Centrale)	4,660,000	4,660,000
Salinas Economic Development Rev., Series 2007 B, (Monterey County Public Building), VRDN, 0.70%, 7/1/10 (LOC: Bank of New York)	750,000	750,000
Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.46%, 7/1/10 (LOC: Landesbank Baden-Wurttemberg)	10,380,000	10,380,000
South Carolina Public Service Auth. Rev., Series 2010 A, (Santee Cooper), VRN, 0.60%, 7/1/10(3)	10,001,000	10,001,000
Southeast Industrial Development Agency Rev., (Powers Fasteners, Inc.), VRDN, 0.60%, 7/7/10 (LOC: JPMorgan Chase Bank N.A.)(2)	2,080,000	2,080,000
Southeast Industrial Development Agency Rev., (Powers Fasteners, Inc.), VRDN, 0.60%, 7/7/10 (LOC: Bank of New York)	2,500,000	2,500,000
Southern California Public Power Auth. Rev., (Tieton Hydropower), 2.00%, 8/16/10	1,145,000	1,146,870
St. James Parish Pollution Control Rev., Series 1988 B, (Texaco), VDRN, 0.12%, 7/1/10	5,550,000	5,550,000
St. Paul Sales Tax Rev., Series 2009 A, (Rivercentre Arena), VRDN, 0.35%, 7/1/10 (LOC: U.S. Bank N.A.)	5,900,000	5,900,000
Tahoe Forest Hospital District Rev., (Healthcare Facility), VRDN, 0.14%, 7/1/10 (LOC: U.S. Bank N.A.)	1,345,000	1,345,000
Texas GO, Series 2002 IB, (Veterans Housing), VRDN, 0.36%, 7/1/10 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	5,000,000	5,000,000
Trimble, Kentucky Association of Countys Various Lease Program Rev., Series 2008 A, VRDN, 0.14%, 7/1/10 (LOC: U.S. Bank N.A.)	3,725,000	3,725,000
University of Kansas Hospital Auth. Health Facilities Rev., (Health System), VRDN, 0.15%, 7/1/10 (LOC: U.S. Bank N.A.)	14,000,000	14,000,000
Washington Economic Development Finance Auth. Rev., Series 2006 G, (Wesmar Co., Inc.), VRDN, 0.70%, 7/1/10 (LOC: U.S. Bank N.A.)	1,620,000	1,620,000
Washington Economic Development Finance Auth. Rev., Series 2007 K, (Ocean Gold Seafoods, Inc.), VRDN, 0.65%, 7/1/10 (LOC: Wells Fargo Bank N.A.)	1,500,000	1,500,000
Washington Industrial Development Auth. Rev., (Pauwels), VRDN, 0.65%, 7/1/10 (LOC: Bank of America N.A.)	1,775,000	1,775,000
Wisconsin Health & Educational Facilities Auth. Rev., Series 2008 A, (ProHealth Care, Inc.), VRDN, 0.15%, 7/1/10 (LOC: U.S. Bank N.A.)	6,000,000	6,000,000

Premium Money Market – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Wisconsin Health & Educational Facilities Auth. Rev., Series 2008 C, (Meriter Hospital, Inc.), VRDN, 0.15%, 7/1/10 (LOC: U.S. Bank N.A.)	$ 1,200,000	$ 1,200,000
TOTAL MUNICIPAL SECURITIES		311,047,251
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS—17.7%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 15.7%
FHLB, 0.55%, 7/28/10	15,000,000	14,999,831
FHLB, 0.55%, 7/29/10	7,000,000	6,999,863
FHLB, 0.56%, 8/20/10	10,000,000	9,999,356
FHLB, 5.125%, 9/10/10	6,550,000	6,605,983
FHLB, 0.77%, 9/29/10	10,000,000	10,008,236
FHLB, 0.50%, 10/19/10	10,000,000	9,999,399
FHLB, 0.25%, 11/26/10	14,500,000	14,493,859
FHLB, 4.875%, 12/10/10	1,090,000	1,111,793
FHLB, 3.625%, 12/17/10	18,000,000	18,273,386
FHLB, 0.40%, 1/4/11	10,000,000	9,998,167
FHLB, 0.50%, 1/5/11	10,000,000	10,000,000
FHLB, 0.75%, 1/18/11	15,000,000	15,027,294
FHLB, 0.60%, 5/10/11	10,000,000	9,997,427
FHLB, 0.65%, 5/19/11	10,000,000	10,000,000
FHLB, 0.70%, 6/15/11	5,000,000	5,000,000
		152,514,594
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES — 1.0%
FHLB, VRN, 0.33%, 7/2/10	10,000,000	10,000,000
GOVERNMENT-BACKED CORPORATE BONDS — 1.0%
Bank of America N.A., VRN, 0.57%, 9/13/10, resets quarterly off the 3-month LIBOR plus 0.03% with no caps(4)	10,000,000	10,000,000
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS		172,514,594
CORPORATE BONDS—9.3%
Astin Redevelopment LP, VRN, 0.40%, 7/1/10	3,500,000	3,500,000
Castleton United Methodist Church, Inc., VRN, 0.70%, 7/1/10 (LOC: U.S. Bank N.A.)	3,000,000	3,000,000
Cypress Bend Real Estate Development Co. LLC, VRN, 0.44%, 7/1/10	8,837,000	8,837,000
D & I Properties LLC, VRN, 0.40%, 7/7/10	1,400,000	1,400,000
DCC Development Corp., VRN, 0.40%, 7/1/10	6,000,000	6,000,000
First Baptist Church of Opelika, VRN, 0.40%, 7/2/10 (LOC: FHLB)	6,300,000	6,300,000
Flatley Hospitality LLC, VRN, 0.40%, 7/1/10	600,000	600,000
GFRE Holdings LLC, VRN, 0.40%, 7/1/10	1,930,000	1,930,000
Grace Community Church of Amarillo, VRN, 0.55%, 7/1/10 (LOC: Wells Fargo Bank N.A.)	1,670,000	1,670,000
High Track LLC, VRN, 0.40%, 7/7/10	8,625,000	8,625,000
Jaxon Arbor LLC, VRN, 0.40%, 7/1/10	4,975,000	4,975,000
JBR, Inc., VRN, 0.80%, 7/1/10	5,790,000	5,790,000
Manse on Marsh LP, VRN, 0.60%, 7/1/10	11,355,000	11,355,000
Ness Family Partners LP, VRN, 0.43%, 7/7/10	1,580,000	1,580,000
Relay Relay LLC, VRN, 1.10%, 7/1/10	7,530,000	7,530,000
RMD Note Issue, LLC, VRN, 0.40%, 7/7/10	165,000	165,000
Salvation Army (The), VRN, 0.60%, 7/1/10 (LOC: Bank of New York)	2,000,000	2,000,000
Salvation Army (The), VRN, 0.60%, 7/1/10 (LOC: Bank of New York)	7,500,000	7,500,000

Premium Money Market – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount/Shares	Value

Summit Utilities, Inc., VRN, 0.60%, 7/7/10	$ 7,615,000	$ 7,615,000

TOTAL CORPORATE BONDS		90,372,000
CERTIFICATES OF DEPOSIT—1.0%
Barclays Bank plc, VRN, 0.51%, 8/2/10	10,000,000	10,000,000
TEMPORARY CASH INVESTMENTS —4.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	42,008,716	42,008,716
TOTAL INVESTMENT SECURITIES — 102.1%		995,077,012
OTHER ASSETS AND LIABILITIES — (2.1)%		(20,809,168)
TOTAL NET ASSETS — 100.0%		$974,267,844

Notes to Schedule of Investments
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $212,134,972 which represented 21.8% of total net assets. None of  these securities were considered illiquid.

(3)	When-issued security.
(4)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

Premium Money Market – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are generally valued at amortized cost, which approximates current market value. Investments in open-end management investment companies are valued at the reported net asset value. When such valuations do not reflect market value, securities may be valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of June 30, 2010.  The
Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Commercial Paper	–	$369,134,451	–
Municipal Securities	–	311,047,251	–
U.S. Government Agency Securities and Equivalents	–	172,514,594	–
Corporate Bonds	–	90,372,000	–
Certificates of Deposit	–	10,000,000	–
Temporary Cash Investments	$42,008,716	–	–
Total Value of Investment Securities	$42,008,716	$953,068,296	–

3. Federal Tax Information

As of June 30, 2010, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$995,077,012

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Prime Money Market Fund

June 30, 2010

Prime Money Market – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

COMMERCIAL PAPER(1) — 44.2%
Austin Texas, 0.25%, 7/7/10	$17,000,000	$ 16,999,292
Austin Texas, 0.41%, 7/13/10	6,119,000	6,118,184
Austin Texas, 0.43%, 8/13/10	3,056,000	3,054,467
Australia & New Zealand Banking Group Ltd., 0.31%, 8/3/10(2)	5,182,000	5,180,527
Board of Trustees of The Leland Stanford Junior University (The), 0.25%, 8/27/10	15,000,000	14,994,063
Catholic Health Initiatives, 0.40%, 8/2/10	71,763,000	71,763,000
Catholic Health Initiatives, 0.40%, 9/3/10	37,000,000	37,000,000
Chariot Funding LLC, 0.40%, 8/10/10(2)	45,000,000	44,980,000
Charta LLC, 0.38%, 7/7/10(2)	56,000,000	55,996,453
Charta LLC, 0.40%, 8/24/10(2)	9,900,000	9,894,060
Chicago Illinois, 0.60%, 10/6/10	20,000,000	19,967,667
Citibank Credit Card Issuance Trust, 0.29%, 7/2/10(2)	45,000,000	44,999,638
Crown Point Capital Co. LLC, 0.40%, 7/14/10(2)	15,000,000	14,997,833
Crown Point Capital Co. LLC, 0.40%, 7/15/10(2)	35,000,000	34,994,556
Crown Point Capital Co. LLC, 0.40%, 7/23/10(2)	15,000,000	14,996,333
Crown Point Capital Co. LLC, 0.45%, 8/2/10(2)	35,000,000	34,986,000
Falcon Asset Securitization Co. LLC, 0.40%, 8/3/10(2)	22,000,000	21,991,933
Falcon Asset Securitization Co. LLC, 0.46%, 9/1/10(2)	15,000,000	14,988,117
Falcon Asset Securitization Co. LLC, 0.45%, 9/9/10(2)	25,000,000	24,978,125
Falcon Asset Securitization Co. LLC, 0.43%, 9/20/10(2)	9,000,000	8,991,292
Govco LLC, 0.38%, 8/16/10(2)	85,000,000	84,958,664
Govco LLC, 0.52%, 9/16/10(2)	25,000,000	24,972,194
Govco LLC, 0.73%, 12/13/10(2)	10,000,000	9,966,542
Honeywell International, Inc., 0.60%, 12/27/10(2)	15,000,000	14,955,250
Jupiter Securitization Co. LLC, 0.40%, 8/2/10(2)	8,500,000	8,496,978
Jupiter Securitization Co. LLC, 0.43%, 9/20/10(2)	5,000,000	4,995,163
Legacy Capital LLC, 0.35%, 7/6/10(2)	9,600,000	9,599,533
Legacy Capital LLC, 0.45%, 8/2/10(2)	40,000,000	39,984,000
Legacy Capital LLC, 0.45%, 8/6/10(2)	14,000,000	13,993,700
Legacy Capital LLC, 0.45%, 8/20/10(2)	24,000,000	23,985,000
Lexington Parker Capital, 0.37%, 7/6/10(2)	18,000,000	17,999,083
Lexington Parker Capital, 0.45%, 8/3/10(2)	30,500,000	30,487,419
Lexington Parker Capital, 0.45%, 8/6/10(2)	30,000,000	29,986,500
Lexington Parker Capital, 0.45%, 8/12/10(2)	9,000,000	8,995,275
Nestle Capital Corp., 0.35%, 10/19/10(2)	27,000,000	26,971,125
Nestle Finance International Ltd., 0.28%, 8/24/10	10,250,000	10,245,695
Nestle Finance International Ltd., 0.41%, 8/26/10	50,000,000	49,968,111
Oakland-Alameda County, 0.29%, 7/9/10	36,055,000	36,055,080
Oakland-Alameda County, 0.35%, 7/13/10	8,000,000	8,000,000
Oakland-Alameda County, 0.40%, 7/13/10	3,400,000	3,400,000
Salvation Army (The), 0.26%, 7/12/10	20,000,000	19,998,411
Salvation Army (The), 0.32%, 8/2/10	34,500,000	34,500,000
St. Joseph County, 0.46%, 7/22/10	35,062,000	35,052,796
Toyota Credit Canada, Inc., 0.33%, 7/2/10	7,500,000	7,499,931
Toyota Financial Services de Puerto Rico, Inc., 0.41%, 8/24/10	37,000,000	36,977,245
Westpac Banking Corp., 0.31%, 8/2/10(2)	20,000,000	19,994,489
TOTAL COMMERCIAL PAPER		1,113,909,724

Prime Money Market – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 30.9%
ABAG Finance Auth. for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.21%, 7/1/10 (LOC: LaSalle Bank N.A.)	$ 4,545,000	$ 4,545,000
Alameda County Industrial Development Auth. Rev., (Segale Bros. Wood Products), VRDN, 0.35%, 7/1/10 (LOC: Bank of the West)	1,920,000	1,920,000
California Health Facilities Financing Auth. Rev., Series 2008 B, (Scripps Health), VRDN, 0.19%, 7/7/10 (LOC: Wachovia Bank N.A.)	12,000,000	12,000,000
California School Cash Reserve Program Auth. Rev., Series 2010 B, 2.00%, 6/1/11(3)	32,000,000	32,320,000
California State Department of Water Resources Power Supply Rev., Series 2005 G3, VRDN, 0.35%, 7/1/10 (AGM) (SBBPA: JPMorgan Chase Bank N.A.)	3,000,000	3,000,000
California Statewide Communities Development Auth. Multifamily Housing Rev., Series 2007 GT, (Westgate Pasadena Apartments), VRDN, 0.43%, 7/1/10 (LOC: Bank of America N.A.)	18,175,000	18,175,000
Chicago O'Hare International Airport Special Facility Rev., (Lufthansa German), VRDN, 0.26%, 7/7/10 (LOC: Bayerische Landesbank)	4,870,000	4,870,000
Chula Vista Industrial Development Rev., Series 2006 A, (San Diego Gas & Electric Co.), VRDN, 0.18%, 7/7/10	15,900,000	15,900,000
Connecticut Housing Finance Auth. Rev., Series 2008 A5, (Housing Mortgage Finance), VRDN, 0.32%, 7/1/10 (SBBPA: FHLB)	47,905,000	47,905,000
El Monte COP, Series 2003 B, (Community Improvement), VRDN, 0.80%, 7/1/10 (LOC: Union Bank of CA N.A. and California State Teachers' Retirement System)	2,150,000	2,150,000
Escambia County Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.22%, 7/1/10	19,700,000	19,700,000
Fairfield Pension Obligation Rev., Series 2005 A, VRDN, 0.75%, 7/1/10 (LOC: Landesbank Hessen-Thuringen Girozentrale)	5,420,000	5,420,000
Glendale Industrial Development Auth. Rev., Series 2005 A, (Thunderbird-Garvin School), VRDN, 0.45%, 7/1/10 (LOC: Bank of New York)	6,600,000	6,600,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C1, (Methodist Hospital), VRDN, 0.12%, 7/1/10	33,000,000	33,000,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2009 C2, (Methodist Hospital), VRDN, 0.12%, 7/1/10	11,100,000	11,100,000
Harris County Health Facilities Development Corp. Rev., Series 2008 A2, (Methodist Hospital System), VRDN, 0.12%, 7/1/10	7,000,000	7,000,000
Highland County Health Facilities Auth. Rev., Series 2005 I, (Adventist Health System), VRDN, 0.26%, 7/1/10	7,500,000	7,500,000
Idaho Health Facilities Auth. Rev., (St. Lukes Regional Medical Center), VRDN, 0.23%, 7/1/10 (AGM) (SBBPA: Bayerische Landesbank)	43,920,000	43,920,000
Iowa Finance Auth. Private College Rev., (Central College), VRDN, 0.16%, 7/1/10 (LOC: Wells Fargo Bank N.A.)	2,600,000	2,600,000
JJB Properties LLC Rev., (Rental Property), VRDN, 0.33%, 7/1/10 (LOC: Arvest Bank and FHLB)	5,750,000	5,750,000
Kansas City Financing Commission Tax Allocation Rev., Series 2006 B, (Briarcliff West), VRDN, 0.42%, 7/1/10 (LOC: M&I Marshall & Ilsley Bank and FHLB)	9,605,000	9,605,000
Kentucky Housing Corp. Rev., Series 2006 O, VRDN, 0.43%, 7/1/10 (SBBPA: BNP Paribas)	14,085,000	14,085,000
Kentucky Housing Corp. Rev., Series 2008 B, VRDN, 0.42%, 7/1/10 (SBBPA: Lloyds TSB Bank plc)	6,765,000	6,765,000
Lansing Economic Development Corp. Rev., (Accident Fund), VRDN, 0.40%, 7/1/10 (LOC: FHLB)	8,000,000	8,000,000
Long Island Power Auth. Electric System Rev., Series 1998-2B, VRDN, 0.15%, 7/1/10 (LOC: Bayerische Landesbank)	12,600,000	12,600,000

Prime Money Market – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Massachusetts Health & Educational Facilities Auth. Rev., Series 2008 N1, (Tufts University), VRDN, 0.15%, 7/1/10 (SBBPA: JPMorgan Chase Bank N.A.)	$11,200,000	$ 11,200,000
Michigan GO, Series 2009 A, 2.00%, 9/30/10	10,000,000	10,036,493
Midwestern University Foundation Rev., Series 2009 A, VRDN, 0.35%, 7/1/10 (LOC: Royal Bank of Canada)	5,000,000	5,000,000
Minneapolis & St Paul Housing & Redevelopment Auth. Health Care System Rev., Series 2007 A, (Children's Hospitals and Clinics), VRDN, 0.17%, 7/1/10 (AGM) (SBBPA: U.S. Bank N.A.)	11,750,000	11,750,000
Minnesota State Office of Higher Education Rev., Series 2008 A, (Suppl Student-A), VRDN, 0.36%, 7/1/10 (LOC: U.S. Bank N.A.)	6,000,000	6,000,000
Mississippi Business Finance Corp. Rev., (Medical Development Properties LLC), VRDN, 0.40%, 7/1/10 (LOC: BancorpSouth Bank and FHLB)	5,395,000	5,395,000
Mississippi Business Finance Corp. Rev., Series 2006 R1, (Brown Bottling Group, Inc.), VRDN, 0.40%, 7/1/10 (LOC: Trustmark National Bank and FHLB)	4,160,000	4,160,000
New Jersey Health Care Facilities Financing Auth. Rev., Series 2009 C, (Virtua Health), VRDN, 0.12%, 7/1/10 (LOC: JPMorgan Chase N.A.)	9,000,000	9,000,000
New Mexico Educational Assistance Foundation Rev., Series 2003 A2, VRDN, 0.28%, 7/7/10 (LOC: Royal Bank of Canada)	7,000,000	7,000,000
New York City Housing Development Corp. Multifamily Rev., Series 2005 A, (270 East Burnside), VRDN, 0.25%, 7/7/10 (LIQ FAC: FNMA)	6,400,000	6,400,000
New York GO, Series 2008 J13, VRDN, 0.42%, 7/1/10 (SBBPA: Lloyds TSB Bank plc)	47,900,000	47,900,000
New York State Housing Finance Agency Rev., Series 2003 A, (Biltmore Tower Housing), VRDN, 0.25%, 7/7/10 (LOC: FNMA) (LIQ FAC: FNMA)	43,300,000	43,300,000
Pasadena COP, (Los Robles Avenue Parking Facilities), VRDN, 0.38%, 7/6/10 (LOC: Bank of New York and California State Teachers' Retirement System)	6,000,000	6,000,000
Peninsula Ports Auth. Rev., Series 1987 D, (Dominion Term), VRDN, 0.15%, 7/1/10 (LOC: U.S. Bank N.A.)	2,000,000	2,000,000
Plymouth Rev., (Carlson Center), VRDN, 0.41%, 7/1/10 (LOC: U.S. Bank N.A.)	375,000	375,000
Portland GO, (Taxable Pension), VRDN, 0.40%, 7/7/10 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	77,255,000	77,254,692
Quincy Rev., (Blessing Hospital), VRDN, 0.17%, 7/1/10 (LOC: JPMorgan Chase Bank N.A.)	3,700,000	3,700,000
Rhode Island Health & Educational Building Corp. Rev., (Bryant University), VRDN, 0.23%, 7/7/10 (LOC: TD Banknorth N.A.)	20,305,000	20,305,000
Roanoke Industrial Development Auth. Hospital Rev., Series 2005 C1, (Carilion Health System), VRDN, 0.15%, 7/1/10 (AGM) (SBBPA: Wachovia Bank N.A.)	19,000,000	19,000,000
Robbinsdale Rev., Series 2008 A2, (North Memorial), VRDN, 0.15%, 7/1/10 (LOC: Wells Fargo Bank N.A.)	29,000,000	29,000,000
San Jose Financing Auth. Lease Rev., Series 2008 E, (Ice Centre), VRDN, 0.32%, 7/7/10 (LOC: Bank of America N.A. and California State Teachers' Retirement System)	9,600,000	9,600,000
Santa Ana Multifamily Housing Auth. Rev., Series 1996 A, (Vintage Apartments), VRDN, 0.35%, 7/1/10 (LOC: FNMA) (LIQ FAC: FNMA)	5,235,000	5,235,000
Santa Rosa Pension Obligation Rev., Series 2003 A, VRDN, 0.65%, 7/1/10 (LOC: Landesbank Hessen-Thuringen Girozentrale)	13,270,000	13,270,000
South Carolina Public Service Auth. Rev., Series 2010 A, (Santee Cooper), VRN, 0.60%, 7/8/10(3)	20,000,000	20,000,000
Southern California Public Power Auth. Rev., (Tieton Hydropower), 2.00%, 8/16/10	4,000,000	4,006,533
St. James Parish Pollution Control Rev., Series 1988 B, (Texaco), VDRN, 0.12%, 7/1/10	22,850,000	22,850,000
Texas GO, Series 2002 IB, (Veterans Housing), VRDN, 0.36%, 7/7/10 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	13,345,000	13,345,000
University Hospitals Trust Rev., Series 2005 B, VRDN, 0.35%, 7/7/10 (LOC: Bank of America N.A.)	4,900,000	4,900,000

Prime Money Market – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

University of Kansas Hospital Auth. Health Facilities Rev., (Health System), VRDN, 0.15%, 7/1/10 (LOC: U.S. Bank N.A.)	$ 6,210,000	$ 6,210,000
Wisconsin Health & Educational Facilities Auth. Rev., Series 2006 C, (Aurora Health Care), VRDN, 0.15%, 7/1/10 (LOC: U.S. Bank N.A.)	4,800,000	4,800,000
Wisconsin Health & Educational Facilities Auth. Rev., Series 2008 B, (ProHealth Care, Inc.), VRDN, 0.16%, 7/1/10 (LOC: Chase Manhattan Bank)	13,800,000	13,800,000
TOTAL MUNICIPAL SECURITIES		779,222,718
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 18.6%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 12.2%
FFCB, 4.875%, 2/18/11	24,700,000	25,392,948
FHLB, 0.57%, 7/6/10	25,000,000	25,001,366
FHLB, 0.55%, 7/28/10	40,000,000	39,999,549
FHLB, 3.375%, 8/13/10	5,200,000	5,216,829
FHLB, 0.56%, 8/20/10	30,000,000	29,998,069
FHLB, 0.60%, 9/17/10	22,865,000	22,870,538
FHLB, 0.50%, 11/24/10	50,570,000	50,599,347
FHLB, 0.33%, 12/10/10	15,000,000	14,991,013
FHLB, 3.875%, 12/10/10	4,000,000	4,060,429
FHLB, 0.40%, 12/28/10	28,750,000	28,746,455
FHLB, 0.75%, 1/18/11	35,000,000	35,063,685
FHLB, 0.65%, 5/19/11	25,000,000	25,000,000
		306,940,228
GOVERNMENT-BACKED CORPORATE BONDS — 3.9%
Bank of America N.A., VRN, 0.57%, 9/13/10, resets quarterly off the 3-month LIBOR plus 0.03% with no caps(4)	40,000,000	40,000,000
Citigroup Funding, Inc., VRN, 0.44%, 7/30/10(4)	35,000,000	35,006,599
General Electric Capital Corp., VRN, 0.34%, 7/8/10(4)	7,800,000	7,800,262
General Electric Capital Corp., 1.80%, 3/11/11(4)	10,010,000	10,100,813
State Street Bank and Trust Co., 1.85%, 3/15/11(4)	4,659,000	4,703,021
		97,610,695
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES — 2.5%
FFCB, VRN, 0.65%, 7/1/10	14,000,000	14,056,272
FHLB, VRN, 0.33%, 7/1/10	50,000,000	50,000,000
		64,056,272
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS		468,607,195
CORPORATE BONDS — 6.1%
Blodgett Capital LLC, VRDN, 0.40%, 7/1/10	6,515,000	6,515,000
Colorado Natural Gas, Inc., VRDN, 0.60%, 7/1/10	3,225,000	3,225,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.44%, 7/1/10	21,603,000	21,603,000
Herman & Kittle Capital LLC, VRDN, 0.36%, 7/1/10	1,385,000	1,385,000
High Track LLC, VRDN, 0.40%, 7/1/10	2,530,000	2,530,000
Jaxon Arbor LLC, VRDN, 0.40%, 7/1/10	1,000,000	1,000,000
Labcon North America, VRDN, 0.43%, 7/1/10	2,400,000	2,400,000
Lammert Building LP, VRDN, 0.35%, 7/1/10(2)	3,090,000	3,090,000
Landeskreditbank Baden-Wuerttemberg, 4.25%, 9/15/10	17,000,000	17,130,028
RMD Note Issue, LLC, VRDN, 0.40%, 7/7/10	10,005,000	10,005,000
Royal Bank of Canada, VRN, 0.79%, 9/28/10	37,000,000	37,032,090
Saddleback Valley Community Church, VRDN, 0.35%, 7/1/10	9,600,000	9,600,000
Salvation Army (The), VRDN, 0.60%, 7/1/10 (LOC: Bank of New York)	7,500,000	7,500,000
Salvation Army (The), VRDN, 0.60%, 7/1/10 (LOC: Bank of New York)	8,000,000	8,000,000

Prime Money Market – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount/Shares	Value

Unilever Capital Corp., 7.13%, 11/1/10	$21,550,000	$ 22,028,008
TOTAL CORPORATE BONDS		153,043,126
CERTIFICATES OF DEPOSIT — 0.8%
Barclays Bank plc, VRN, 0.50%, 8/2/10	20,000,000	20,000,000
TEMPORARY CASH INVESTMENTS — 1.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	35,674,061	35,674,061
TOTAL INVESTMENT SECURITIES — 102.0%		2,570,456,824
OTHER ASSETS AND LIABILITIES — (2.0)%		(49,232,202)
TOTAL NET ASSETS — 100.0%		$2,521,224,622

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $705,405,782, which represented 28.0% of total net assets. None of these securities were considered illiquid.

(3)	When-issued security.
(4)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

Prime Money Market – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are generally valued at amortized cost, which approximates current market value. Investments in open-end management investment companies are valued at the reported net asset value. When such valuations do not reflect market value, securities may be valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of June 30, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Commercial Paper	–	$1,113,909,724	–
Municipal Securities	–	779,222,718	–
U.S. Government Agency Securities and Equivalents	–	468,607,195	–
Corporate Bonds	–	153,043,126	–
Certificates of Deposit	–	20,000,000	–
Temporary Cash Investments	$35,674,061	–	–
Total Value of Investment Securities	$35,674,061	$2,534,782,763	–

3. Federal Tax Information

As of June 30, 2010, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,570,456,824

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short Duration Fund

June 30, 2010

Short Duration – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY SECURITIES — 36.2%
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(1)	$ 1,611,525	$ 1,670,824
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	2,968,524	3,137,590
U.S. Treasury Notes, 1.00%, 10/31/11(1)	10,500,000	10,576,293
U.S. Treasury Notes, 1.75%, 11/15/11(1)	1,000,000	1,017,969
U.S. Treasury Notes, 0.75%, 11/30/11(1)	21,500,000	21,586,516
U.S. Treasury Notes, 1.125%, 1/15/12(1)	10,000,000	10,097,660
U.S. Treasury Notes, 0.75%, 5/31/12(1)	6,750,000	6,771,647
U.S. Treasury Notes, 1.375%, 11/15/12(1)	6,000,000	6,088,128
U.S. Treasury Notes, 1.125%, 12/15/12(1)	8,500,000	8,573,049
U.S. Treasury Notes, 1.375%, 1/15/13(1)	4,000,000	4,055,312
U.S. Treasury Notes, 1.375%, 3/15/13(1)	23,000,000	23,305,601
U.S. Treasury Notes, 1.375%, 5/15/13(1)	6,500,000	6,581,751
U.S. Treasury Notes, 1.125%, 6/15/13(1)	2,500,000	2,511,143
TOTAL U.S. TREASURY SECURITIES
(Cost $104,887,401)		105,973,483
CORPORATE BONDS — 35.4%
AEROSPACE & DEFENSE — 1.0%
BAE Systems Holdings, Inc., 6.40%, 12/15/11(1)(2)	500,000	531,088
Boeing Co. (The), 1.875%, 11/20/12(1)	500,000	506,624
L-3 Communications Corp., 6.125%, 7/15/13(1)	1,400,000	1,417,500
Northrop Grumman Corp., 3.70%, 8/1/14(1)	500,000	525,108
		2,980,320
AUTOMOBILES — 0.8%
American Honda Finance Corp., 2.375%, 3/18/13(1)(2)	1,000,000	1,014,833
Daimler Finance N.A. LLC, 5.875%, 3/15/11(1)	100,000	103,054
Daimler Finance N.A. LLC, 5.75%, 9/8/11(1)	400,000	416,674
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)(2)	750,000	766,483
		2,301,044
BEVERAGES — 2.0%
Anheuser-Busch Cos., Inc., 6.00%, 4/15/11(1)	480,000	496,228
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(1)	500,000	513,669
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13(1)(2)	1,000,000	1,012,785
Coca-Cola Enterprises, Inc., 3.75%, 3/1/12(1)	300,000	313,828
Dr Pepper Snapple Group, Inc., 2.35%, 12/21/12(1)	1,000,000	1,012,416
Dr Pepper Snapple Group, Inc., 6.12%, 5/1/13(1)	700,000	779,607
SABMiller plc, 6.20%, 7/1/11(1)(2)	540,000	564,466
SABMiller plc, 5.50%, 8/15/13(1)(2)	1,110,000	1,215,469
		5,908,468
CAPITAL MARKETS — 1.3%
Credit Suisse (New York), 5.00%, 5/15/13(1)	200,000	213,877
Credit Suisse (New York), 5.50%, 5/1/14(1)	100,000	109,454
Credit Suisse USA, Inc., 6.125%, 11/15/11(1)	250,000	265,683
Deutsche Bank AG (London), 4.875%, 5/20/13(1)	200,000	213,748
Deutsche Bank AG (London), 3.875%, 8/18/14(1)	300,000	310,310
Goldman Sachs Group, Inc. (The), 5.70%, 9/1/12(1)	300,000	316,993
Goldman Sachs Group, Inc. (The), 5.45%, 11/1/12(1)	1,000,000	1,054,245
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(1)	200,000	215,166
Morgan Stanley, 5.05%, 1/21/11(1)	300,000	304,500

Short Duration – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Morgan Stanley, 5.625%, 1/9/12(1)	$ 900,000	$ 936,969
		3,940,945
CHEMICALS — 0.7%
Dow Chemical Co. (The), 4.85%, 8/15/12(1)	1,000,000	1,055,598
Mosaic Co. (The), 7.625%, 12/1/16(1)(2)	1,000,000	1,080,580
		2,136,178
COMMERCIAL BANKS — 2.7%
ANZ National Int'l Ltd., 3.25%, 4/2/12(1)(2)	500,000	515,330
Barclays Bank plc, 2.50%, 1/23/13(1)	320,000	318,978
BB&T Corp., 3.85%, 7/27/12(1)	400,000	417,282
BB&T Corp., 5.70%, 4/30/14(1)	100,000	109,936
Capital One Financial Corp., 4.80%, 2/21/12(1)	150,000	155,256
Fifth Third Bancorp., 6.25%, 5/1/13(1)	300,000	326,688
National Australia Bank Ltd., 2.55%, 1/13/12(1)(2)	1,700,000	1,733,468
US Bancorp, 2.00%, 6/14/13(1)	330,000	333,481
US Bank N.A., 6.375%, 8/1/11(1)	260,000	274,587
Wells Fargo & Co., 4.375%, 1/31/13(1)	1,000,000	1,058,073
Westpac Banking Corp., 3.25%, 12/16/11(1)(2)	1,500,000	1,543,431
Westpac Banking Corp., 1.90%, 12/14/12(1)(2)	1,000,000	1,007,431
		7,793,941
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Allied Waste North America, Inc., 6.375%, 4/15/11(1)	200,000	206,770
Corrections Corp. of America, 6.25%, 3/15/13(1)	1,100,000	1,113,750
Waste Management, Inc., 6.375%, 11/15/12(1)	300,000	328,961
		1,649,481
CONSUMER FINANCE — 1.3%
Ally Financial, Inc., 8.30%, 2/12/15(1)(2)	210,000	213,150
American Express Centurion Bank, 5.55%, 10/17/12(1)	750,000	806,794
General Electric Capital Corp., 5.50%, 4/28/11(1)	500,000	516,811
General Electric Capital Corp., 2.80%, 1/8/13(1)	1,500,000	1,517,935
John Deere Capital Corp., 1.875%, 6/17/13(1)	500,000	503,213
SLM Corp., 5.375%, 1/15/13(1)	150,000	145,578
		3,703,481
DIVERSIFIED — 0.8%
iShares iBoxx $ High Yield Corporate Bond Fund (ETF)(in shares)	29,200	2,479,080
DIVERSIFIED FINANCIAL SERVICES — 2.0%
Arch Western Finance LLC, 6.75%, 7/1/13(1)	1,000,000	1,007,500
Bank of America Corp., 5.375%, 9/11/12(1)	1,400,000	1,463,296
Bank of America Corp., 4.90%, 5/1/13(1)	400,000	419,459
Citigroup, Inc., 6.00%, 12/13/13(1)	1,200,000	1,259,946
JPMorgan Chase & Co., 5.60%, 6/1/11(1)	200,000	208,379
JPMorgan Chase & Co., 5.375%, 10/1/12(1)	1,500,000	1,622,454
		5,981,034
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
AT&T, Inc., 6.25%, 3/15/11(1)	613,000	635,282
British Telecommunications plc, 5.15%, 1/15/13(1)	1,000,000	1,049,611
Cellco Partnership/Verizon Wireless Capital LLC, 3.75%, 5/20/11(1)	700,000	717,171
Deutsche Telekom International Finance BV, 5.375%, 3/23/11(1)	453,000	466,115
Deutsche Telekom International Finance BV, 5.25%, 7/22/13(1)	1,300,000	1,400,116
Koninklijke KPN NV, 8.00%, 10/1/10(1)	300,000	304,798
Qwest Corp., 7.875%, 9/1/11(1)	300,000	313,500
Sprint Capital Corp., 7.625%, 1/30/11(1)	400,000	409,000

Short Duration – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Telecom Italia Capital SA, 6.20%, 7/18/11(1)	$ 300,000	$ 310,975
Telecom Italia Capital SA, 5.25%, 11/15/13(1)	500,000	517,018
Telefonica Emisiones SAU, 5.98%, 6/20/11(1)	1,000,000	1,037,142
Telefonica Emisiones SAU, 5.58%, 4/26/13(1)	1,000,000	994,082
Verizon Communications, Inc., 5.35%, 2/15/11(1)	200,000	205,432
Windstream Corp., 8.125%, 8/1/13(1)	1,000,000	1,038,750
		9,398,992
ELECTRIC UTILITIES — 0.9%
Carolina Power & Light Co., 6.50%, 7/15/12(1)	500,000	546,124
Duke Energy Carolinas LLC, 5.625%, 11/30/12(1)	250,000	273,670
Duke Energy Ohio, Inc., 5.70%, 9/15/12(1)	500,000	541,279
Duke Energy Ohio, Inc., 2.10%, 6/15/13(1)	250,000	254,285
FirstEnergy Corp., 6.45%, 11/15/11(1)	7,000	7,397
Midamerican Energy Holdings Co., 5.875%, 10/1/12(1)	500,000	541,711
Progress Energy, Inc., 6.85%, 4/15/12(1)	500,000	544,007
		2,708,473
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16(1)	200,000	210,000
ENERGY EQUIPMENT & SERVICES — 0.1%
Weatherford International, Inc., Series B, 6.625%, 11/15/11(1)	400,000	423,007
FOOD & STAPLES RETAILING — 0.8%
CVS Caremark Corp., 5.75%, 8/15/11(1)	300,000	313,550
Kroger Co. (The), 6.80%, 4/1/11(1)	700,000	726,047
Safeway, Inc., 5.80%, 8/15/12(1)	800,000	869,701
SUPERVALU, Inc., 7.50%, 5/15/12(1)	500,000	516,875
		2,426,173
FOOD PRODUCTS — 1.1%
General Mills, Inc., 5.25%, 8/15/13(1)	1,100,000	1,214,434
Kellogg Co., Series B, 6.60%, 4/1/11(1)	150,000	156,350
Kraft Foods, Inc., 5.625%, 11/1/11(1)	500,000	526,357
Kraft Foods, Inc., 2.625%, 5/8/13(1)	1,000,000	1,019,929
Mead Johnson Nutrition Co., 3.50%, 11/1/14(1)(2)	200,000	207,346
		3,124,416
HEALTH CARE PROVIDERS & SERVICES — 1.2%
DaVita, Inc., 6.625%, 3/15/13(1)	777,000	781,856
Express Scripts, Inc., 5.25%, 6/15/12(1)	1,600,000	1,710,435
Medco Health Solutions, Inc., 6.125%, 3/15/13(1)	500,000	553,900
Medco Health Solutions, Inc., 7.25%, 8/15/13(1)	500,000	577,348
		3,623,539
HEALTHCARE EQUIPMENT & SUPPLIES — 1.3%
Baxter International, Inc., 1.80%, 3/15/13(1)	1,000,000	1,012,630
CareFusion Corp., 4.125%, 8/1/12(1)	830,000	867,620
Covidien International Finance SA, 1.875%, 6/15/13(1)	1,000,000	1,007,235
St. Jude Medical, Inc., 2.20%, 9/15/13(1)	1,000,000	1,013,648
		3,901,133
HOTELS, RESTAURANTS & LEISURE — 0.2%
Yum! Brands, Inc., 8.875%, 4/15/11(1)	600,000	633,994
HOUSEHOLD DURABLES — 0.8%
Jarden Corp., 8.00%, 5/1/16	850,000	877,625
Whirlpool Corp., 8.00%, 5/1/12(1)	1,000,000	1,094,586
Whirlpool Corp., 8.60%, 5/1/14(1)	300,000	354,114
		2,326,325

Short Duration – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

INDUSTRIAL CONGLOMERATES — 0.4%
General Electric Co., 5.00%, 2/1/13(1)	$ 1,000,000	$ 1,073,265
INSURANCE — 0.6%
MetLife Global Funding I, 4.625%, 8/19/10(1)(2)	165,000	165,626
MetLife Global Funding I, 2.875%, 9/17/12(1)(2)	400,000	409,809
Prudential Financial, Inc., 3.625%, 9/17/12(1)	400,000	412,294
Prudential Financial, Inc., 2.75%, 1/14/13(1)	200,000	201,147
Travelers Cos., Inc. (The), 5.375%, 6/15/12(1)	500,000	536,390
		1,725,266
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc., 6.125%, 5/15/14(1)	200,000	213,138
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Bio-Rad Laboratories, Inc., 6.125%, 12/15/14(1)	900,000	909,000
Thermo Fisher Scientific, Inc., 2.15%, 12/28/12(1)	500,000	506,190
		1,415,190
MACHINERY — 0.2%
Caterpillar Financial Services Corp., 4.85%, 12/7/12(1)	500,000	540,749
MEDIA — 2.1%
Comcast Cable Communications LLC, 6.75%, 1/30/11(1)	540,000	557,000
Comcast Cable Communications LLC, 7.125%, 6/15/13(1)	500,000	566,064
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(1)	300,000	312,000
DISH DBS Corp., 7.00%, 10/1/13(1)	750,000	776,250
Gannett Co., Inc., 8.75%, 11/15/14(1)(2)	300,000	315,000
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14(1)	410,000	414,100
Lamar Media Corp., 9.75%, 4/1/14(1)	250,000	273,750
Time Warner Cable, Inc., 5.40%, 7/2/12(1)	1,460,000	1,560,514
Time Warner, Inc., 5.50%, 11/15/11(1)	900,000	948,983
Time Warner, Inc., 6.875%, 5/1/12(1)	300,000	327,020
		6,050,681
METALS & MINING — 0.9%
ArcelorMittal, 5.375%, 6/1/13(1)	700,000	736,853
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(1)	1,595,000	1,749,321
		2,486,174
MULTI-UTILITIES — 0.9%
Consolidated Edison Co. of New York, Inc., 5.625%, 7/1/12(1)	500,000	541,873
Dominion Resources, Inc., 6.25%, 6/30/12(1)	404,000	440,628
Dominion Resources, Inc., 5.70%, 9/17/12(1)	1,000,000	1,081,636
Pacific Gas & Electric Co., 4.20%, 3/1/11(1)	527,000	537,898
Sempra Energy, 8.90%, 11/15/13(1)	100,000	119,587
		2,721,622
OFFICE ELECTRONICS — 0.4%
Xerox Corp., 5.50%, 5/15/12(1)	825,000	879,926
Xerox Corp., 4.25%, 2/15/15(1)	200,000	207,362
		1,087,288
OIL, GAS & CONSUMABLE FUELS — 2.2%
Cenovus Energy, Inc., 4.50%, 9/15/14(1)(2)	200,000	213,924
Devon Financing Corp. ULC, 6.875%, 9/30/11(1)	200,000	213,610
El Paso Corp., 7.875%, 6/15/12(1)	250,000	263,767
EnCana Corp., 6.30%, 11/1/11(1)	325,000	344,027
Enterprise Products Operating LLC, 4.60%, 8/1/12(1)	800,000	837,280
Forest Oil Corp., 8.50%, 2/15/14(1)	50,000	52,375
Kinder Morgan Energy Partners LP, 6.75%, 3/15/11(1)	350,000	362,367

Short Duration – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11(1)	$ 350,000	$ 353,500
Plains All American Pipeline LP/PAA Finance Corp., 4.25%, 9/1/12(1)	700,000	731,858
Sabine Pass LNG LP, 7.25%, 11/30/13(1)	100,000	90,500
Shell International Finance BV, 1.875%, 3/25/13(1)	1,000,000	1,009,360
Valero Energy Corp., 4.50%, 2/1/15(1)	1,000,000	1,029,031
XTO Energy, Inc., 5.90%, 8/1/12(1)	790,000	863,938
		6,365,537
PAPER & FOREST PRODUCTS — 0.3%
Georgia-Pacific LLC, 7.00%, 1/15/15(1)(2)	1,000,000	1,015,000
PHARMACEUTICALS — 1.5%
AstraZeneca plc, 5.40%, 9/15/12(1)	500,000	546,331
Merck & Co., Inc., 1.875%, 6/30/11(1)	500,000	504,840
Pfizer, Inc., 4.45%, 3/15/12(1)	1,000,000	1,055,575
Roche Holdings, Inc., 4.50%, 3/1/12(1)(2)	1,000,000	1,053,617
Roche Holdings, Inc., 5.00%, 3/1/14(1)(2)	200,000	222,068
Teva Pharmaceutical Finance III LLC, 1.50%, 6/15/12(1)	500,000	502,217
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(1)	400,000	429,013
Wyeth, 6.95%, 3/15/11(1)	200,000	208,395
		4,522,056
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
Simon Property Group LP, 5.30%, 5/30/13(1)	700,000	753,780
ROAD & RAIL — 0.5%
CSX Corp., 6.30%, 3/15/12(1)	575,000	617,469
CSX Corp., 5.75%, 3/15/13(1)	600,000	656,331
Norfolk Southern Corp., 6.75%, 2/15/11(1)	100,000	103,058
		1,376,858
SOFTWARE — 0.1%
Adobe Systems, Inc., 3.25%, 2/1/15(1)	100,000	102,848
Intuit, Inc., 5.75%, 3/15/17(1)	200,000	220,144
		322,992
SPECIALTY RETAIL — 0.7%
GSC Holdings Corp., 8.00%, 10/1/12(1)	325,000	335,563
Home Depot, Inc. (The), 5.20%, 3/1/11(1)	500,000	512,671
Home Depot, Inc. (The), 5.25%, 12/16/13(1)	1,000,000	1,100,445
		1,948,679
THRIFTS & MORTGAGE FINANCE — 0.1%
HSBC Finance Corp., 6.375%, 10/15/11(1)	300,000	313,639
TOBACCO — 0.1%
UST, Inc., 6.625%, 7/15/12(1)	400,000	432,606
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
American Tower Corp., 7.25%, 5/15/19(1)	100,000	114,500
Rogers Cable, Inc., 6.25%, 6/15/13(1)	130,000	144,908
Vodafone Group plc, 5.50%, 6/15/11(1)	341,000	354,233
Vodafone Group plc, 5.00%, 12/16/13(1)	1,000,000	1,084,344
		1,697,985
TOTAL CORPORATE BONDS
(Cost $101,895,665)		103,712,529
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 9.9%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 2.9%
FHLMC, 2.125%, 9/21/12(1)	1,500,000	1,543,466
FHLMC, 1.625%, 4/15/13(1)	2,000,000	2,032,174

Short Duration – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

FHLMC, 2.875%, 2/9/15(1)	$ 4,300,000	$ 4,486,160
FNMA, 1.75%, 12/28/12(1)	500,000	502,788
		8,564,588
GOVERNMENT-BACKED CORPORATE BONDS(3) — 7.0%
Ally Financial, Inc., 1.75%, 10/30/12(1)	1,500,000	1,527,238
Ally Financial, Inc., 2.20%, 12/19/12(1)	1,500,000	1,542,299
Bank of America Corp., 3.125%, 6/15/12(1)	1,100,000	1,149,524
Citigroup Funding, Inc., 1.375%, 5/5/11(1)	500,000	503,931
Citigroup Funding, Inc., 1.25%, 6/3/11	1,000,000	1,007,313
Citigroup Funding, Inc., 1.875%, 10/22/12	1,200,000	1,226,190
Citigroup Funding, Inc., 1.875%, 11/15/12(1)	2,000,000	2,043,824
General Electric Capital Corp., 2.25%, 3/12/12(1)	1,300,000	1,334,516
General Electric Capital Corp., 2.625%, 12/28/12(1)	500,000	520,030
Goldman Sachs Group, Inc. (The), 1.625%, 7/15/11(1)	1,300,000	1,315,623
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(1)	1,900,000	1,990,862
HSBC USA, Inc., 3.125%, 12/16/11(1)	1,000,000	1,036,285
JPMorgan Chase & Co., 2.125%, 12/26/12(1)	1,500,000	1,543,950
Morgan Stanley, 2.00%, 9/22/11(1)	1,000,000	1,017,671
Morgan Stanley, 3.25%, 12/1/11(1)	500,000	518,295
State Street Corp., 2.15%, 4/30/12(1)	500,000	512,342
US Bancorp., 1.80%, 5/15/12	1,000,000	1,019,709
Wells Fargo & Co., 3.00%, 12/9/11(1)	500,000	517,037
		20,326,639
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $28,349,209)		28,891,227
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 6.2%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(1)	880,000	890,933
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(1)	1,100,000	1,125,401
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class C, VRN, 7.93%, 7/1/10(1)	251,608	251,241
Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class C, VRN, 7.63%, 7/1/10(1)	59,712	59,600
Commercial Mortgage Pass-Through Certificates, Series 2004 LB2A, Class A3 SEQ, 4.22%, 3/10/39(1)	972,389	979,272
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 7/1/10	800,000	829,706
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 C3, Class A3 SEQ, 3.38%, 5/15/38(1)	50,586	50,553
First Union National Bank Commercial Mortgage, Series 2000 C1, Class C, VRN, 8.09%, 7/1/10(1)	1,183,700	1,182,703
GMAC Commercial Mortgage Securities, Inc., Series 2000 C3, Class A2 SEQ, 6.96%, 9/15/35(1)	1,003,835	1,011,516
GMAC Commercial Mortgage Securities, Inc., Series 2000 C3, Class B, 7.06%, 9/15/35	500,000	508,313
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(1)	1,000,000	1,035,204
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A2 SEQ, 4.48%, 7/10/39(1)	1,245,166	1,244,600
Heller Financial Commercial Mortgage Asset, Series 2000 PH1, Class D, VRN, 8.08%, 7/1/10	250,000	249,758

Short Duration – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

JP Morgan Commercial Mortgage Finance Corp., Series 2000 C10, Class B, VRN, 7.53%, 7/1/10	$ 165,924	$ 166,057
LB-UBS Commercial Mortgage Trust, Series 2003 C3, Class A3 SEQ, 3.85%, 5/15/27(1)	127,303	130,262
LB-UBS Commercial Mortgage Trust, Series 2003 C5, Class A3 SEQ, 4.25%, 7/15/27(1)	884,385	918,440
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(1)	700,000	710,000
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)	424,648	424,648
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(1)	1,245,000	1,274,155
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(1)	810,430	827,499
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(1)	145,000	146,116
PNC Mortgage Acceptance Corp., Series 2000 C2, Class A2, 7.30%, 10/12/33(1)	330,218	330,079
Prudential Securities Secured Financing Corp., Series 2000 C1, Class C, VRN, 7.73%, 7/1/10(1)	644,868	644,518
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(1)	350,000	353,661
Wachovia Bank Commercial Mortgage Trust, Series 2004 C14, Class A2, 4.37%, 8/15/41(1)	1,265,070	1,295,224
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 7/1/10(1)	1,450,000	1,506,769
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $17,936,855)		18,146,228
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 4.8%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 2.8%
Banc of America Mortgage Securities, Inc., Series 2004-4, Class 2A1 SEQ, 5.50%, 5/25/34(1)	743,936	760,654
Chase Mortgage Finance Corp., Series 2005 A1, Class 2A2 SEQ, VRN, 5.21%, 7/1/10(1)	416,847	386,325
Citicorp Mortgage Securities, Inc., Series 2003-6, Class 1A2, 4.50%, 5/25/33	546,375	551,181
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(1)	553,506	565,558
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18(1)	515,839	534,717
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(1)	314,101	305,478
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 2.90%, 7/1/10(1)	85,826	80,436
First Horizon Mortgage Pass Through Trust, Series 2004-2, Class 1A2 SEQ, 5.50%, 5/25/34(1)	672,332	682,345
GSR Mortgage Loan Trust, Series 2005 6F, Class 3A15, 5.50%, 7/25/35(1)	711,300	682,442
J.P. Morgan Mortgage Trust, Series 2004 A2, Class 1A1, VRN, 3.00%, 7/1/10(1)	45,205	44,318
J.P. Morgan Mortgage Trust, Series 2004 S2, Class 1A3 SEQ, 4.75%, 11/25/19	726,197	731,761
J.P. Morgan Mortgage Trust, Series 2005 A8, Class 6A2, VRN, 4.98%, 7/1/10(1)	245,941	231,905
J.P. Morgan Mortgage Trust, Series 2006 A3, Class 2A1 SEQ, VRN, 5.54%, 7/1/10	98,954	88,184

Short Duration – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Wells Fargo Mortgage Backed Securities Trust, Series 2004 EE, Class 3A1, VRN, 3.13%, 7/1/10(1)		$ 95,204	$ 97,227
Wells Fargo Mortgage Backed Securities Trust, Series 2005 AR2, Class 2A2, VRN, 2.88%, 7/1/10		699,295	635,502
Wells Fargo Mortgage Backed Securities Trust, Series 2006-9, Class 1A15, 6.00%, 8/25/36(1)		573,570	549,305
Wells Fargo Mortgage Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20		625,207	625,532
Wells Fargo MortgageBacked Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36		665,598	638,837
			8,191,707
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17(1)		461,660	494,099
FHLMC, Series 2522, Class XA SEQ, 5.00%, 8/15/16(1)		2,191	2,191
FHLMC, Series 2670, Class J SEQ, 4.00%, 6/15/16		307,456	313,699
FHLMC, Series 2689, Class PC, 4.00%, 9/15/15		478,237	481,930
FHLMC, Series 2713, Class G SEQ, 4.00%, 8/15/16		555,043	567,260
FHLMC, Series 2854, Class DJ SEQ, 4.00%, 8/15/17		511,168	525,901
FHLMC, Series 2899, Class HA, 4.00%, 5/15/19		1,139,089	1,194,611
FHLMC, Series 2958, Class QC, 4.50%, 9/15/18		709,235	738,713
FHLMC, Series 2989, Class CN, 4.50%, 2/15/23		959,557	1,004,211
FHLMC, Series 3101, Class PA, 5.50%, 10/15/25(1)		115,394	116,548
FNMA, Series 2003-54, Class TC, 4.50%, 5/25/15(1)		2,181	2,181
FNMA, Series 2005-47, Class AN SEQ, 5.00%, 12/25/16(1)		49,938	50,789
FNMA, Series 2006-4, Class A SEQ, 6.00%, 11/25/22(1)		71,177	72,653
FNMA, Series 2006-77, Class PD, 6.50%, 10/25/30(1)		215,769	222,231
GNMA, Series 2009-61, Class PA, 5.00%, 2/16/32		193,828	207,984
			5,995,001
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $14,052,389)			14,186,708
SOVEREIGN GOVERNMENTS & AGENCIES — 2.1%
ITALY — 2.0%
Republic of Italy, 4.25%, 4/15/13	EUR	4,700,000	6,037,362
NORWAY — 0.1%
Government of Norway, 6.00%, 5/16/11	NOK	1,700,000	269,691
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $6,332,702)			6,307,053
MUNICIPAL SECURITIES — 1.0%
California GO, 5.25%, 4/1/14(1)		$ 1,000,000	1,053,790
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)		300,000	325,185
Illinois GO, 4.42%, 1/1/15(1)		1,000,000	1,004,500
Irvine Ranch Water District Joint Powers Agency Rev., (Taxable Issue 2), 2.61%, 3/15/14(1)(5)		400,000	410,536
TOTAL MUNICIPAL SECURITIES
(Cost $2,712,427)			2,794,011
ASSET-BACKED SECURITIES(4) — 0.6%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16		600,000	611,474
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A4 SEQ, 6.19%, 3/1/13(1)		60,238	61,688

Short Duration – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Entergy Texas Restoration Funding LLC, Series 2009 A, Class A1 SEQ, 2.12%, 2/1/16(1)		$ 1,000,000	$ 1,018,615
TOTAL ASSET-BACKED SECURITIES
(Cost $1,660,163)			1,691,777
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 0.2%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6)
FNMA, VRN, 5.60%, 3/1/12(1)		56,010	59,625
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.2%
FHLMC, 5.00%, 10/1/10(1)		126,276	127,873
FHLMC, 5.50%, 12/1/36(1)		101,254	108,839
FNMA, 5.00%, 7/1/20(1)		205,233	220,417
FNMA, 5.50%, 7/1/36(1)		57,520	61,837
			518,966
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $546,646)			578,591
SHORT-TERM INVESTMENTS — 0.1%
Government of Canada Treasury Bill, 0.32%, 7/22/10(7)
(Cost $459,278)	CAD	460,000	432,034
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury Obligations, 1.125%, 6/30/11, valued at $7,928,964), in a joint trading account at 0.01%, dated 6/30/10, due 7/1/10 (Delivery value $7,774,002) (Cost $7,774,000)			7,774,000
TOTAL INVESTMENT SECURITIES — 99.2%
(Cost $286,606,735)			290,487,641
OTHER ASSETS AND LIABILITIES — 0.8%			2,392,205
TOTAL NET ASSETS — 100.0%			$292,879,846

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
4,998,841	EUR for USD	7/30/10	$6,113,300	$(51,510)
(Value on Settlement Date $6,061,790)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
16	U.S. Treasury 5-Year Notes	September 2010	$1,893,625	$27,464

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
85	U.S. Treasury 2-Year Notes	September 2010	$18,600,391	$(81,206)
10	U.S. Treasury 10-Year Notes	September 2010	1,225,469	(22,679)
			$19,825,860	$(103,885)

Short Duration – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - SELL PROTECTION
$261,000	Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of CDX North America High Yield 11 Index, par value of the proportional notional amount. Expires December 2013.*	$(39,773)	$(1,276)

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
CAD	-	Canadian Dollar
CDX	-	Credit Derivative Indexes
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
ETF	-	Exchange Traded Fund
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
NOK	-	Norwegian Krone
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $21,981,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $14,800,904, which represented 5.1% of total net assets.

(3)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(4)	Final maturity indicated, unless otherwise noted.
(6)	Category is less than 0.05% of total net assets.
(7)	The rate indicated is the yield to maturity at purchase.

Short Duration – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices.  Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. Investments in open-end management investment companies are valued at the reported net asset value. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	–	$105,973,483	–
Corporate Bonds	$2,479,080	101,233,449	–
U.S. Government Agency Securities and Equivalents	–	28,891,227	–
Commercial Mortgage-Backed Securities	–	18,146,228	–
Collateralized Mortgage Obligations	–	14,186,708	–
Sovereign Governments & Agencies	–	6,307,053	–
Municipal Securities	–	2,794,011	–
Asset-Backed Securities	–	1,691,777	–
U.S. Government Agency Mortgage-Backed Securities	–	578,591	–
Short-Term Investments	–	432,034	–
Temporary Cash Investments	–	7,774,000	–
Total Value of Investment Securities	$2,479,080	$288,008,561	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(51,510)	–
Futures Contracts	$(76,421)	–	–
Swap Agreements	–	38,497	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(76,421)	$(13,013)	–

Short Duration – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$286,609,054
Gross tax appreciation of investments	$ 4,121,722
Gross tax depreciation of investments	(243,136)
Net tax appreciation (depreciation) of investments	$ 3,878,586

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 27, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 27, 2010